Northern Funds

Semi-Annual Report
September 30, 1995



NOTICE TO INVESTORS
Shares of Northern Funds:
-are not insured by the FDIC or guaranteed by any other governmental agency; -are not bank deposits or obligations of or guaranteed by The Northern Trust Company, its parent company, or its affiliates;
-are subject to investment risks, including possible loss of principal; and -there can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

The Northern Trust Company serves as investment adviser, custodian, transfer agent, and servicing agent and receives compensation for such services as disclosed in the current prospectus.

Shares of Northern Funds are distributed by Sunstone Financial Group, Inc., an independent third-party distributor, and sold by employees of Northern Trust Company and its affiliates.


November 1995

Dear Shareholder:

We are pleased to provide you with the enclosed Northern Funds Semi-Annual Report for the period ended September 30, 1995. In it, you'll find information about your investment, enabling you to better monitor its management and performance.

This report includes a listing of securities held in each portfolio and each fund's operating results.

Also enclosed is a revised prospectus, reflecting current management fees and expenses, after reductions and reimbursements.

Please read these documents carefully and retain them in your files for future reference.

To avoid duplication, we have sent only one copy of each report per mailing address. If you would like to receive duplicate copies, please call the Northern Funds Center at 1-800-595-9111. We will send additional copies and adjust our records accordingly for future mailings.

Thank you for your investment in Northern Funds. Please let us know if there's anything we can do to serve you better.

Sincerely,

/s/ Lloyd A. Wennlund

Lloyd A. Wennlund

                               Table of Contents


Abbreviations and Other Information

Money Market Funds
  Statements of Assets and Liabilities
  Statements of Operations
  Statements of Changes in Net Assets
  Financial Highlights
  Schedules of Investments
      Money Market Fund
      U.S. Government Money Market Fund
      Municipal Money Market Fund
      U.S. Government Select Money Market Fund
      California Municipal Money Market Fund

Fixed Income Funds
  Statements of Assets and Liabilities
  Statements of Operations
  Statements of Changes in Net Assets
  Financial Highlights
  Schedules of Investments
      U.S. Government Fund
      Fixed Income Fund
      Intermediate Tax-Exempt Fund
      Tax-Exempt Fund
      International Fixed Income Fund

Equity Funds
  Statements of Assets and Liabilities
  Statements of Operations
  Statements of Changes in Net Assets
  Financial Highlights
  Schedules of Investments
      Income Equity Fund
      Growth Equity Fund
      Select Equity Fund
      Small Cap Growth Fund
      International Growth Equity Fund
      International Select Equity Fund

Notes to the Financial Statements




Abbreviations and Other Information


With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Maturity dates represent the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for these types of securities.

                          Explanation of Abbreviations
                  Used Throughout the Schedules of Investments

  ADR  American Depository Receipt
AMBAC  American Municipal Bond Assurance Corp.
  BAN  Bond Anticipation Note
  BTP  Banker's Trust Partnership
Colld. Collateralized
  COP  Certificates of Participation
   CP  Commercial Paper
 FFCB  Federal Farm Credit Bank
 FGIC  Financial Guaranty Insurance Corp.
 FHLB  Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corp.
 FNMA  Federal National Mortgage Association
  FRN  Floating Rate Note
 FSAC  Financial Security Assurance Corp.
  GDR  General Depository Receipt
 G.O.  General Obligation
 GNMA  Government National Mortgage Association
 Gtd.  Guaranteed
  IDA  Industrial Development Authority
  IDR  Industrial Development Revenue
 I.O.  Interest Only
 JPMP  J.P. Morgan Partnership
  LOC  Letter of Credit
 MBIA  Municipal Bond Insurance Association
  MTA  Metropolitan Transit Authority
  PCR  Pollution Control Revenue
 P.O.  Principal Only
 PRSV  Preservation Project
  PSF  Permanent School Fund
  RAC  Revenue Anticipation Certificate
  RAW  Revenue Anticipation Warrant
REMIC  Real Estate Mortgage Investment Conduit
Soc GenSociete Generale
 SLMA  Student Loan Marketing Association
  TOB  Tender Option Bond
 TOCR  Tender Option Custodial Receipt
 TRAN  Tax and Revenue Anticipation Note
  TVA  Tennessee Valley Authority
 VRDN  Variable Rate Demand Note
 <F1>  Non-Income Producing Security

Statements of Assets and Liabilities  September 30, 1995 (Unaudited)

MONEY MARKET FUNDS


                                                                                                 U.S. GOVERNMENT     CALIFORNIA
                                                                 U.S. GOVERNMENT    MUNICIPAL        SELECT          MUNICIPAL
                                                    MONEY             MONEY           MONEY           MONEY            MONEY
                                                    MARKET           MARKET          MARKET          MARKET            MARKET
Amounts in thousands, except per share data          FUND             FUND            FUND            FUND              FUND
                                                   -------       ---------------    ---------    --------------     -----------
ASSETS:
  Investments, at value (cost $826,638,
    $192,214, $932,973, $111,821 and
    $129,838, respectively)                      $826,638          $192,214       $932,973        $111,821           $129,838
  Repurchase agreements, at value (cost
    $100,000 and $39,807, for the Money Market
    and U.S. Government Money Market
    Funds, respectively)                          100,000            39,807             -                -                  -
  Cash                                                  5                 1             -                -                  -
  Income receivable                                 1,471               199          8,217              91                943
  Receivable for securities sold                        -                 -          5,114               -                600
  Receivable from Adviser                              46                 1             24              23                  4
  Deferred organization costs, net of
    accumulated amortization                           96                36            108              16                 16
  Prepaid and other assets                             67                21             81              23                 25
                                                  -------           -------        -------         -------            -------
    Total Assets                                  928,323           232,279        946,517         111,974            131,426
                                                  -------           -------        -------         -------            -------
LIABILITIES:
  Due to Custodian                                      -                 -              6               -                100
  Dividends payable                                 4,277             1,060          2,882             478                408
  Accrued investment advisory fees                     49                12             48               3                  5
  Accrued administration fees                          19                 -             27               -                  2
  Accrued transfer agent fees                          14                 4             14               2                  2
  Accrued registration fees and other liabilities      15                 7             68               6                  6
                                                  -------           -------        -------         -------            -------
    Total Liabilities                               4,374             1,083          3,045             489                523
                                                  -------           -------        -------         -------            -------
NET ASSETS:
  Capital stock                                   923,949           231,193        943,488         111,484            130,886
  Accumulated net realized gains (losses)               -                 3           (16)               1                 17
                                                 --------           -------        -------         -------            -------
  Net Assets                                     $923,949          $231,196       $943,472        $111,485           $130,903
                                                 ========          ========       ========        ========           ========

SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                        923,949           231,193        943,488         111,484            130,886

NET ASSET VALUE, REDEMPTION
  AND OFFERING PRICE PER SHARE                     $1.00            $1.00             $1.00            $1.00            $1.00

See Notes to the Financial Statements.


Statements of Operations  Six months ending September 30, 1995 (Unaudited)



MONEY MARKET FUNDS
                                                                                                 U.S. GOVERNMENT     CALIFORNIA
                                                                 U.S. GOVERNMENT    MUNICIPAL        SELECT          MUNICIPAL
                                                    MONEY             MONEY           MONEY           MONEY            MONEY
                                                    MARKET           MARKET          MARKET          MARKET            MARKET
Amounts in thousands                                 FUND             FUND            FUND            FUND              FUND
                                                   -------       ---------------    ---------    --------------     -----------
INVESTMENT INCOME:
  Interest income                                 $28,677            $7,240        $20,131          $3,144             $2,830
                                                  -------            ------        -------          ------             ------

EXPENSES:
  Investment advisory fees (net of voluntary fee
    waivers of $1,183, $302, $1,239, $212 and
    $244, respectively)                             1,656               423          1,735             106                174
  Administration fees (net of voluntary fee
    waivers of $321, $86, $330, $80 and
    $94, respectively)                                389                95            413               -                 10
  Custody and accounting fees                         118                46            127              29                 33
  Transfer agent fees                                 473               121            496              53                 69
  Registration fees                                    29                19             34              21                  1
  Professional fees                                    17                10             17               9                  8
  Trustees' fees                                       13                 4             13               2                  3
  Amortization of organization costs                   13                 5             15               2                  2
  Other                                                23                 6             24               2                  2
                                                  -------            ------         ------          ------             ------


    Total Expenses Before Reimbursement by Adviser  2,731               729          2,874             224                302
      Less: Reimbursement of Expenses by Adviser    (602)             (185)          (644)            (65)               (59)
                                                  -------            ------         ------          ------             ------

      Net Expenses                                  2,129              544           2,230             159                243
                                                  -------            -----          ------           -----             ------

NET INVESTMENT INCOME                              26,548            6,696          17,901           2,985              2,587
                                                  -------            -----          ------           -----             ------

NET REALIZED GAINS (LOSSES) ON:
    Investments                                         1                1            (71)               -                (5)
                                                  -------            -----          ------           -----             ------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                     $26,549           $6,697         $17,830          $2,985             $2,582
                                                  =======           =======        ========         =======             ======

See Notes to the Financial Statements.

Statements of Changes in Net Assets
MONEY MARKET FUNDS  PART 1

                                                                             U.S. GOVERNMENT
                                            MONEY MARKET                       MONEY MARKET
                                                FUND                               FUND
                                   --------------------------        -----------------------------
                                   Six Months          Period         Six Months            Period
                                     Ended             Ended             Ended               Ended
                                   Sept. 30,         March 31,         Sept. 30,           March 31,
                                      1995           1995 <F2>           1995              1995 <F2>
                                  (Unaudited)                         (Unaudited)
                                  -----------        ---------        -----------          ---------
Amounts in thousands
OPERATIONS:
  Net investment income           $   26,548        $   23,695          $  6,696            $  6,033
  Net realized gains (losses)
  on investments                           1               (1)                 1                   2
                                   ---------         ---------           -------           ---------
    Net Increase in Net
      Assets Resulting
      from Operations                 26,549            23,694             6,697               6,035
                                   ---------         ---------           -------           ---------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                      1,874,891         3,122,961           579,749           1,161,715
  Shares from reinvestment
    of dividends                       1,237               296               527                 405
  Shares redeemed                (1,846,459)       (2,228,986)         (576,624)           (934,580)
                                 -----------       -----------         ---------           ---------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Capital Share
      Transactions                    29,669           894,271             3,652             227,540
                                    --------          --------          --------            --------
DIVIDENDS PAID:
  From net investment income        (26,548)          (23,695)           (6,696)             (6,033)
                                    --------          --------          --------            --------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                       29,670           894,270             3,653             227,542

NET ASSETS:
  Beginning of period                894,279                 9           227,543                   1
                                    --------          --------          --------            --------
  End of period                    $ 923,949         $ 894,279         $ 231,196           $ 227,543
                                   =========         =========         =========           =========

Statements of Changes in Net Assets
MONEY MARKET FUNDS  PART 2

                                                                              U.S. GOVERNMENT                CALIFORNIA
                                                      MUNICIPAL                    SELECT                    MUNICIPAL
                                                     MONEY MARKET               MONEY MARKET                MONEY MARKET
                                                         FUND                       FUND                        FUND
                                                ---------------------      ---------------------       ---------------------

                                               Six Months       Period     Six Months       Period
                                                  Ended          Ended       Ended          Ended        Ended         Ended
                                                Sept. 30,      March 31,   Sept. 30,      March 31,    Sept. 30,     March 31,
                                                  1995         1995 <F2>      1995        1995 <F3>       1995       1995 <F4>
                                               (Unaudited)                (Unaudited)                 (Unaudited)
                                               ------------    ---------  -----------      --------    ----------   ---------
OPERATIONS:
   Net investment income                       $   17,901   $    17,575   $    2,985      $    976    $   2,587     $   1,545
   Net realized gains (losses) on investments        (71)            55            -             1          (5)            22
                                               ----------   -----------   ----------      --------     --------     ---------
    Net Increase in Net Assets Resulting
       from Operations                             17,830        17,630        2,985           977        2,582         1,567
                                               ----------   -----------   ----------      --------     --------     ---------
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                  2,189,979     3,480,667      374,205       153,600      251,600       308,642
   Shares from reinvestment of dividends              510           159          750            23           27             1
   Shares redeemed                            (2,174,693)   (2,553,135)    (345,632)      (71,462)    (282,035)     (147,349)
                                              -----------   -----------   ----------      --------    ---------     ---------
Net Increase (Decrease) in
   Net Assets Resulting  from Capital
   Share Transactions                              15,796       927,691       29,323        82,161     (30,408)       161,294
                                              -----------   -----------   ----------      --------    ---------     ---------
DIVIDENDS PAID:
   From net investment income                    (17,901)      (17,575)      (2,985)         (976)      (2,587)       (1,545)
                                              -----------   -----------   ----------      --------    ---------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS            15,725       927,746       29,323        82,162     (30,413)       161,316
NET ASSETS:
   Beginning of period                            927,747             1       82,162             -      161,316             -
                                              -----------   -----------   ----------      --------    ---------     ---------
 End of period                                $   943,472   $   927,747   $  111,485      $ 82,162     $130,903      $161,316
                                              ===========   ===========   ==========      ========    =========     =========

<F2> Commenced investment operations on April 11, 1994.
<F3> Commenced investment operations on December 12, 1994.
<F4> Commenced investment operations on November 29, 1994.

See Notes to the Financial Statements.

Financial Highlights

MONEY MARKET FUNDS
                                                                                                U.S. GOVERNMENT       CALIFORNIA
                                                         U.S. GOVERNMENT       MUNICIPAL             SELECT           MUNICIPAL
                                      MONEY MARKET         MONEY MARKET       MONEY MARKET        MONEY MARKET       MONEY MARKET
                                          FUND                 FUND               FUND                FUND               FUND
                                   ------------------   ------------------ -----------------   -----------------   ---------------

                                  Six Months   Period  Six Months  Period  Six Months  Period  Six Months Period Six Months  Period
                                    Ended      Ended     Ended      Ended     Ended     Ended    Ended    Ended     Ended    Ended
                                   Sept.30,   Mar.31,   Sept.30,   Mar.31,  Sept.30,   Mar.31,  Sept.30, Mar.31,  Sept.30,  Mar.31,
                                     1995       1995      1995      1995      1995      1995      1995     1995     1995     1995
                                 (Unaudited)    <F5>  (Unaudited)   <F5>   (Unaudited)  <F5>  (Unaudited)  <F6>  (Unaudited)  <F7>
                                  ---------   -------  ---------   -------  ---------  ------- ---------  ------  ---------  ------

Selected per share data
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $1.00     $1.00      $1.00     $1.00     $1.00    $1.00       $1.00   $1.00      $1.00      $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income             0.03      0.04       0.03      0.04      0.02     0.03        0.03    0.02       0.02       0.01
                                  ------    ------     ------    ------    ------   ------      ------   ------    ------     ------

LESS DISTRIBUTIONS:
  Dividends from net investment
   income                           (0.03)   (0.04)     (0.03)    (0.04)    (0.02)   (0.03)      (0.03)  (0.02)     (0.02)    (0.01)
                                  --------  -------    -------   -------   -------  -------     -------  ------    -------   -------
NET ASSET VALUE, END OF PERIOD       $1.00    $1.00      $1.00     $1.00     $1.00    $1.00       $1.00   $1.00     $1.00      $1.00
                                  --------  -------    -------   -------   -------  -------     -------  ------   -------    -------

TOTAL RETURN <F8>                    2.85%    4.55%      2.81%     4.47%     1.83%    2.90%       2.86%   1.75%     1.88%      1.27%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end
   of period                      $923,949 $894,279   $231,196  $227,543  $943,472 $927,747    $111,485 $82,162  $130,903   $161,316
  Ratio to average net assets
    of: <F9>
    Expenses, net of waivers and
     reimbursements                  0.45%    0.45%      0.45%     0.45%     0.45%    0.45%       0.30%   0.30%     0.35%      0.35%
    Expenses, before waivers and
     reimbursements                  0.90%    0.96%      0.92%     1.01%     0.90%    0.95%       0.97%   1.32%     0.92%      1.07%
    Net investment income, net
      of waivers and
      reimbursements                 5.61%    4.94%      5.55%     4.93%     3.61%    3.10%       5.62%  5.84%      3.72%      3.78%
    Net investment income, before
      waivers and reimbursements     5.16%    4.43%      5.08%     4.37%     3.16%    2.60%       4.95%  4.82%      3.15%      3.06%

<F5> Commenced investment operations on April 11, 1994.
<F6> Commenced investment operations on December 12, 1994.
<F7> Commenced investment operations on November 29, 1994.
<F8> Total return is not annualized for periods less than a full year.
<F9> Annualized for periods less than a full year.
See Notes to the Financial Statements.

Schedules of Investments  September 30, 1995 (Unaudited)

MONEY MARKET FUND

   Principal
      Amount                                               Value
      (000s)                                               (000s)
   ---------                                             --------


               BANKERS' ACCEPTANCES - 3.3%

     $15,000   NationsBank, Georgia,
               6.00%, 12/11/95                            $15,000
                                                          -------
      15,000   NationsBank, Texas,
               6.00%, 12/11/95                             15,000

               Total Bankers' Acceptances
               (cost $30,000)                              30,000
                                                          -------
               COMMERCIAL PAPER - 71.5%

               Asset Backed Securities - 7.6%
               Cooperative Association of Tractor
               Dealers, Inc.
       2,800     5.824%,  10/3/95                           2,799
       1,000     5.832%,  10/25/95                            996
       1,000     5.823%,  10/27/95                            996
       2,000     5.856%,  11/1/95                           1,990
       9,900     6.003%,  11/9/95                           9,837
       2,900     5.865%,  1/8/96                            2,854
       5,100     5.844%,  2/9/96                            4,994
       2,000   Enterprise Funding, Inc.,
               5.922%, 12/13/95                             1,976
      10,000   Fleet Funding, Inc., 5.993%, 12/8/95         9,890
      18,000   Jet Funding Corp., 5.917%, 11/30/95         17,825
      16,000   Thames Asset Global Securitization,
               5.826%, 10/10/95                            15,977
                                                          -------
                                                           70,134
                                                          -------

               Business Services - 0.7%
       6,250   Fleet Mortgage Group, Inc.,
                 5.825%,  10/27/95                          6,224
                                                          -------

               Chemicals and Allied Products - 2.1%
      20,000   Monsanto Co.,
                 6.004%,  12/19/95                         19,745
                                                          -------

               Communications - 2.8%
               GTE Corp.
      17,000     5.848%,  10/10/95                         16,975
       9,000     5.848%,  10/19/95                          8,974
                                                          -------
                                                           25,949
                                                          -------

               Consumer Products - 3.7%
      34,000   Philip Morris Cos., Inc.,
                 6.754%,  10/2/95                          33,994
                                                          -------

               Domestic Depository Institutions - 1.6%
      15,000   Barnett Banks, Inc.,
                 5.868%,  10/4/95                          14,993
                                                          -------

               Electric Services - 1.1%
       5,000   Centerior Fuel Corp. (Barclays
               Bank LOC), 5.827%, 10/11/95                  4,992
       5,000   Vattenfall Treasury, Inc.,
                 5.752%, 12/14/95                           4,942
                                                           ------
                                                            9,934
                                                           ------

               Electronic and Other Electrical
               Equipment - 3.7%
      27,000   Cooper Industries, Inc.,
                 5.83%,   10/13/95                         26,948
       7,000   Whirlpool Financial Corp.,
                 5.74%,   12/5/95                           6,928
                                                          -------
                                                           33,876
                                                          -------

               Food and Beverages - 1.8%
      17,000   Quaker Oats Co., 5.841%, 10/4/95            16,992
                                                          -------

               Foreign Depository Institutions - 8.0%
      17,000   Central Hispano N.A. Capital Corp.,
                 5.722%,  12/19/95                         16,803
      29,000   Indosuez North America, Inc.,
                 5.776%,  10/2/95                          28,995
       8,000   Spintab-Swedmortgage AB,
                 5.824%,  10/18/95                          7,978
      20,000   Woolwich Building Society,
                 5.762%,  12/11/95                         19,777
                                                          -------
                                                           73,553
                                                          -------

               General Merchandise Store - 1.6%
      15,000   Sears Roebuck Acceptance Corp.,
                 5.766%,  10/27/95                         14,939
                                                          -------

               Holding and Other Investment
               Offices - 5.0%
      20,000   CSW Credit, Inc., 5.720%, 11/8/95           19,880
      14,500   First Credit Corp., 5.745%, 12/12/95        14,331
      11,756   Ranger Funding Corp.,
                 5.826%,  10/10/95                         11,739
                                                          -------
                                                           45,950
                                                          -------

               Nondepository Business Credit
               Institutions - 5.2%
               ITT Corp.
       5,000     5.851%,  10/10/95                          4,993
      10,000     5.848%,  10/13/95                          9,981
       5,000     5.85%,   10/16/95                          4,988
      20,000     5.833%,  10/20/95                         19,939
       7,800   Spiegel Funding Corp. (Dresdner
                 Bank LOC), 5.82%, 10/31/95                 7,762
                                                          -------
                                                           47,663
                                                          -------

               Nondepository Personal Credit
               Institutions - 4.5%
               Countrywide Funding Corp.
       4,000     5.814%,  10/6/95                           3,997
      12,000     5.835%,  10/13/95                         11,977
      20,000     5.931%,  10/31/95                         19,902
       6,250   Household Finance Corp.,
                 5.814%,  11/27/95                          6,193
                                                          -------
                                                           42,069
                                                          -------

               Security and Commodity Broker/
               Dealer - 3.3%
       3,000   Kubota Finance U.S.A., Inc. (Fuji
               Bank LOC), 5.865%, 10/4/95                   2,998
      18,000   Lehman Brothers Holdings, Inc.,
               5.851%, 10/11/95                            17,971
      10,000   Merrill Lynch & Co., Inc.,
                 5.813%,  2/23/96                           9,772
                                                         --------
                                                           30,741
                                                         --------

               Transportation Parts and Equipment - 13.9%
               American Honda Finance Corp.
       8,000     5.783%,  10/20/95                          7,976
       2,030     5.769%,  12/4/95                           2,009
       5,000     5.789%,  12/6/95                           4,947
               BMW US Capital Corp.
       2,000     6.081%,  12/18/95                          1,974
      15,000     5.732%,  12/19/95                         14,814
      10,000   Chrysler Financial Corp., Canada,
                 6.005%,  10/2/95                           9,998
               Ford Motor Credit Corp.
       6,500     6.001%,  11/7/95                           6,461
      25,000     5.73%,   12/13/95                         24,714
               General Motors Acceptance Corp.
      10,000     6.754%,  10/2/95                           9,918
       1,775     5.957%,  10/4/95                           1,774
      10,000     5.796%,  11/22/95                          9,998
      14,000     5.987%,  12/1/95                          13,862
      15,000   Renault Credit International SA,
                 5.805%,  12/27/95                         14,793
       5,000   Volkswagen of America, Inc.,
                 5.752%,  11/20/95                          4,961
                                                         --------
                                                          128,199
                                                         --------

               Utilities - 3.8%
               Public Service Electric & Gas Co.
      15,893     5.883%,  10/5/95                          15,883
       7,500     5.835%,  10/13/95                          7,486
      10,000     5.836%,  10/16/95                          9,976
       2,000     5.848%,  10/26/95                          1,992
                                                          -------
                                                           35,337
                                                          -------

               Wholesale Trade - Durable Goods - 1.1%
      10,500   Daewoo International (America) Corp.
               (Credit Suisse LOC),
                 5.779%,  11/22/95                         10,414
                                                         --------

               Total Commercial Paper
               (cost $660,706)                            660,706
                                                         --------

               CORPORATE NOTE - 2.7%

      25,000   Beneficial Corp., FRN 6.25%, 2/1/96         25,000
                                                          -------

       Total Corporate Note
       (cost $25,000)                                      25,000
                                                          -------

       EURODOLLAR TIME DEPOSITS - 4.0%

      10,000   Bank One, Milwaukee, Grand Cayman
               Islands, 6.625%, 10/2/95                    10,000
      16,935   Canadian Imperial Bank of Commerce,
               Grand Cayman Islands, 6.875%, 10/2/95       16,935
      10,000   Republic National Bank of New York,
               Grand Cayman Islands, 6.00%, 10/2/95        10,000
                                                          -------

               Total Eurodollar Time Deposits
               (cost $36,935)                              36,935
                                                          -------

               FOREIGN CERTIFICATES OF
               DEPOSIT - 5.3%

       5,000   Bank of Tokyo, London Branch,
                 5.91%,   10/23/95                          5,000
      15,000   Bayerische Landesbank Girozentrale,
               London Branch, 5.73%, 10/18/95              15,000
       1,000   Dai-ichi Kangyo Bank, New York Branch,
                 5.80%,   11/27/95                          1,000
       5,000   Mitsubishi Bank, Ltd., New York Branch,
                 5.97%,   12/27/95                          4,999
               Norinchukin Bank, New York Branch
       1,000     5.80%,   10/25/95                          1,000
       7,000     6.015%,  10/25/95                          6,999
      10,000     5.91%,   10/31/95                          9,999
       2,000     5.89%,   11/20/95                          2,000
       3,000   Sanwa Bank Ltd., New York Branch,
               5.86%, 10/20/95                              3,000
                                                          -------

               Total Foreign Certificates of Deposit
               (cost $48,997)                              48,997
                                                          -------

               MUNICIPAL GOVERNMENT - 2.7%

      25,000   New York City Taxable FRN
               (Societe Generale LOC),
                 5.819%,  11/13/96                         25,000
                                                          -------

               Total Municipal Government
               (cost $25,000)                              25,000
                                                          -------

               REPURCHASE AGREEMENTS - 10.8%

     100,000   Lehman Government Securities, Inc.,
               dated 9/29/95, repurchase price
               $100,054 (Colld. by TVA securities),
                 6.48%,   10/2/95                         100,000
                                                         --------

               Total Repurchase Agreements
               (cost $100,000)                            100,000
                                                         --------

               Total Investments - 100.3%
               (cost $926,638)                            926,638

               Liabilities less Other Assets - (0.3)%     (2,689)
                                                         --------

               NET ASSETS - 100.0%                       $923,949
                                                        ========
U.S. GOVERNMENT MONEY MARKET FUND

   Principal
      Amount                                               Value
      (000s)                                               (000s)
   ---------                                              -------

               U.S. GOVERNMENT AGENCIES - 83.1%

               Federal Farm Credit Bank - 3.0%
     $ 7,000   FFCB Discount Note,
                 5.65%,   11/10/95                        $ 6,956
                                                          -------

               Federal Home Loan Bank - 32.3%
               FHLB Discount Notes
       3,080     5.652%,  10/6/95                           3,078
       4,575     6.00%,   10/10/95                          4,568
      10,500     5.673%,  11/6/95                          10,442
       7,890     5.62%,   11/10/95                          7,841
       2,000     5.698%,  11/13/95                          1,987
      15,000     5.637%,  11/28/95                         14,866
      15,000     5.654%,  12/12/95                         14,832
       2,215     6.674%,  1/8/96                            2,177
       5,000   FHLB Floating Rate Note,
                 6.07%,   10/20/95                          5,000
      10,000   FHLB-San Francisco (Fidelity Federal
               Bank LOC), 5.757%, 11/30/95                  9,905
                                                          -------
                                                           74,696
                                                          -------

               Federal Home Loan Mortgage
               Corporation - 25.0%
               FHLMC Discount Notes
      10,000     5.613%,  10/3/95                           9,997
       2,000     5.686%,  10/20/95                          1,994
       6,000     5.70%,   11/20/95                          5,953
      10,000     5.648%,  12/4/95                           9,901
       8,270     5.694%,  12/6/95                           8,185
       5,000     5.721%,  12/6/95                           4,948
      10,000     5.733%,  12/8/95                           9,894
       7,020     5.598%,  12/14/95                          6,940
                                                          -------
                                                           57,812
                                                          -------

               Federal National Mortgage
               Association - 20.6%
               FNMA Discount Notes
      10,000     5.79%,   10/11/95                          9,984
      10,000     6.095%,  10/26/95                          9,959
      15,000     5.627%,  12/8/95                          14,843
       3,000     5.877%,  12/8/95                           2,968
       5,000   FNMA Floating Rate Note,
                 5.523%,  7/2/96                            5,001
       5,000   FNMA Medium Term Note,
                 5.513%,  6/20/96                           4,998
                                                           47,753
                                                          -------

               Student Loan Marketing
               Association - 2.2%
       5,000   SLMA Floating Rate Note,
                 5.292%,  8/9/96                            4,997
                                                          -------

               Total U.S. Government Agencies
               (cost $192,214)                            192,214
                                                          -------

               REPURCHASE AGREEMENTS - 17.2%

               Lehman Government Securities, Inc.,
       4,517     dated 9/29/95, repurchase price $4,519
                 (Colld. by TVA securities),
                 6.30%, 10/2/95                             4,517
      30,000     dated 9/29/95, repurchase price
                 $30,016 (Colld. by U.S. Treasury
                 securities), 6.48%, 10/2/95               30,000
       5,290   Merrill Lynch Government Securities, Inc.,
               dated 9/29/95, repurchase price $5,293
               (Colld. by FHLMC securities),
                 6.20%, 10/3/95                             5,290
                                                          -------

               Total Repurchase Agreements
               (cost $39,807)                              39,807
                                                          -------

               Total Investments - 100.3%
               (cost $232,021)                            232,021

               Liabilities less Other Assets - (0.3)%       (825)
                                                         --------

               NET ASSETS - 100.0%                       $231,196
                                                         ========
MUNICIPAL MONEY MARKET FUND

   Principal
      Amount                                               Value
      (000s)                                               (000s)
   ---------                                              -------

               MUNICIPAL INVESTMENTS - 98.5%

               Alabama - 0.3%
    $    700   City of Greenville IDR VRDN, Series: 1992,
               Allied-Signal Project (Allied-Signal, Inc.
               Gtd.), 4.40%, 10/6/95                       $  700
       2,300   Town of Parrish, PCR VRDN, Series:
               1994 A (Alabama Power Co. Project
               Gtd.), 4.85%, 10/2/95                        2,300
                                                           ------
                                                            3,000
                                                           ------

               Alaska - 1.2%
       5,460   Alaska Housing Finance Agency VRDN,
               Series: 1994, Merrill P-Floats PT-37
               (FNMA Securities Colld.), 4.10%, 12/7/95     5,460
       1,675   North Slope Borough G.O., Series: B
               (Capital Guaranty Ins. Co. Gtd.),
               5.20%,     6/30/96                           1,690
       4,100   Valdez Marine Terminal CP, Series: 1994 B,
               ARCO Transportation Project (Atlantic
               Richfield Co. Gtd.), 4.30%, 10/6/95          4,100
                                                          -------
                                                           11,250
                                                          -------

               California - 19.3%
       5,000   California Housing Finance Agency, Series:
               1988 D Home Mortgage Revenue TOB,
               4.00%,     2/1/96                            5,000
       8,620   California Housing Revenue Agency VRDN,
               Series: 1993 B, Merrill Lynch P-Floats PT-1,
               4.45%,     10/6/95                           8,620
       4,000   California Pollution Control Finance
               Authority, Series: 1984 A (San Diego Gas
               and Electric Gtd.), 4.00%, 9/1/96            4,000
      10,000   California Statewide Community
               Development Authority TRAN, Series: A
               (CA Statewide Communities Program
               Pool Residual Fund Insured), 4.75%, 7/5/96  10,050
       4,500   City of Chino TRAN,
               4.50%,     7/31/96                           4,516
       3,200   City of Los Rios Community College District
               TRAN, 4.75%, 9/19/96                         3,222
       5,000   City of Oakland TRAN, Series: A,
               4.50%,     7/31/96                           5,023
       4,020   City of Riverside Sewer Refunding VRDN,
               TOB to J.P. Morgan, Series: MGT-21-2D
               (FGIC Insured), 4.05%, 10/6/95               4,020
       7,500   County of Los Angeles TRAN (Bank of
               America NT & SA LOC), 4.50%, 7/1/96          7,538
       5,680   County of Orange TRAN,
               5.45%,     6/30/96 <F10>                     5,680
         200   County of Orange VRDN, Irvine Assessment
               District 88-1 (Fuji Bank LOC), 5.10%,
               10/2/95                                        200
         300   County of Orange VRDN, Sanitation Districts
               1, 2, 3, 6, 7 and 11, Series: C (FGIC Insured),
               4.85%,     10/2/95                             300
       2,500   County of Sacramento Office of Education
               TRAN, Series: 1994-5, 6.00%, 12/22/95        2,504
      14,000   County of Santa Clara TRAN,
               4.50%, 8/2/96                               14,066
       5,500   Folsom-Cordova Unified School District
               TRAN, 6.00%, 12/22/95                        5,509
         300   Irvine Ranch Water District VRDN, Series:
               1985 (Sumitomo Bank Ltd. LOC),
               4.70%, 10/2/95                                 300
       3,800   Irvine Ranch Water District VRDN,
               Consolidated Refunding Series:1985 B
               (Sumitomo Bank Ltd. LOC), 4.85%, 10/2/95     3,800
       1,200   Irvine Ranch Water District VRDN, Districts
               140, 186, 188 and 240 Program (Industrial
               Bank of Japan LOC), 4.85%, 10/2/95           1,200
       4,400   Irvine Ranch Water District VRDN, Districts
               105, 140, 240 and 250 Program (Bank of
               America NT & SA LOC), 4.75%, 10/2/95         4,400
       9,300   Irvine Ranch Water District VRDN, Districts
               2, 102, 103 and 206 Program, Series: 1993 B
               (Morgan Guarantee Trust Co. LOC),
               4.75%, 10/2/95                               9,300
       6,000   Riverside County School Financing
               Authority TRAN, (Riverside County SD
               Pool Loan 1996), 4.75%, 7/18/96              6,026
       8,400   Sacramento Municipal Utility District
               VRDN, Series: 1993 D, Bear Stearns Muni
               Trust 1995 SGA 5 (FSAC Insured),
               4.45%, 10/6/95                               8,400
      10,955   San Diego Public Facility Finance Authority
               Sewer VRDN, Merrill Soc Gen Muni
               Trust - 14 (AMBAC Insured), 4.40%, 10/6/95  10,955
       2,900   Sonoma Valley Unified School District
               TRAN, 4.75%, 9/27/96                         2,921
      17,805 State of California RAW, Series: 1994 C (Westdeutsche Landesbank Girozentral
               LOC), 4.54%, 10/6/95                        17,805
      25,500 State of California RAW, Series: 1994 C (Westdeutsche Landesbank Girozentral
               LOC), 5.75%, 4/25/96                        25,657
       5,535   State of California G.O.,
               11.00%, 3/1/96                               5,671
       1,100   State of California G.O. VRDN, TOCR
               (MBIA Insured), 4.55%, 10/6/95               1,100
       4,000   State of California G.O. VRDN, Citibank
               TOB Series: 5027 C (FGIC Insured),
               4.49%, 10/6/95                               4,000
                                                         --------
                                                          181,783
                                                         --------

               Colorado - 0.2%
       1,100   Moffat County PCR VRDN, Series: 1984
               (National Rural Utility Cooperative Finance
               Gtd.), 4.35%, 10/6/95                        1,100
       1,000   Regional Transportation District VRDN,
               Series: A (Bank of Tokyo LOC),
               4.50%, 10/6/95                               1,000
                                                           ------
                                                            2,100
                                                           ------
               Connecticut - 1.4%
       2,990   State of Connecticut G.O. VRDN, Series:
               1992 C, BTP-74 Class B, 4.70%, 10/6/95       2,990
      10,000   State of Connecticut Revenue Bond,
               Series: 1993 C, Special Assessment
               Unemployment Program (FGIC Insured),
               3.90%, 7/1/96                               10,000
                                                          -------
                                                           12,990
                                                          -------

               Delaware - 0.4%
       4,325   State of Delaware Economic Development
               Authority PCR VRDN (Allied-Signal, Inc.
               Gtd.), 4.40%, 10/6/95                        4,325
                                                           ------

               Florida - 8.9%
       1,000 Alachua County Health Facilities Authority Academic Research Building Project
               (Barnett Banks LOC), 3.70%, 10/6/95          1,000
         300   County of Dade Special Obligation VRDN,
               Series: 1990, Capital Asset Acquisition
               (Sanwa Bank LOC), 4.55%, 10/6/95               300
       1,670   County of Orange Housing Finance
               Authority VRDN, Series: D, Citicorp TOB
               (GNMA Securities Colld.), 4.00%, 12/1/95     1,670
      17,400   County of Palm Beach Housing Finance
               Authority VRDN, Series: 1988 C, Mahogany
               Bay Multifamily Revenue Refunding Project
               (New England Mutual Gtd.),
               4.60%, 10/6/95                              17,400
      19,600   County of Palm Beach Housing Finance
               Authority VRDN, Series: 1988 D, Multifamily
               Cotton Bay Revenue Refunding Project
               (New England Mutual Gtd.),
               4.60%, 10/6/95                              19,600
         200   County of Putnam PCR VRDN, Series:
               1984 S, Seminole Electric Project (National
               Rural Utility Cooperative Finance Co. Gtd.),
               4.35%, 10/6/95                                 200
       1,980   Florida Municipal Power Agency VRDN,
               Series: 1993, Stanton II Project
               (AMBAC Insured), 4.45%, 10/6/95              1,980
      10,900   Florida State Board of Education VRDN,
               Series: 1993 E, 4.49%, 10/6/95              10,900
      10,500   Florida State Board of Education Capital
               Outlay VRDN, BTP-52 ADP Class B,
               4.45%, 10/6/95                              10,500
       9,970   Florida State Board of Education VRDN,
               Series: 1993 F, Merrill Soc Gen Muni
               Trust - 22, 4.50%, 10/6/95                   9,970
       2,860   Florida State Department of Transportation
               VRDN, Merrill P-Floats PA-102,
               4.50%, 10/6/95                               2,860
       1,050   Fort Lauderdale G.O., Unlimited Series:
               1987 (U.S. Government Securities
               Colld.), 8.00%, 7/1/96                       1,096
       2,000   Jacksonville Health Facilities Authority
               VRDN, Baptist Health Project 1990
               (Barnett Banks LOC), 4.65%, 10/2/95          2,000

       4,365   Orlando Utility Commission VRDN,
               Merrill Soc Gen Muni Trust - 18
               (Orlando Utilities Commission Sub Lien),
               4.50%, 10/6/95                               4,365
                                                          -------
                                                           83,841
                                                          -------
               Georgia - 5.3%
       6,300   County of DeKalb Development Authority
               PCR VRDN, Series: 1987, General Motors
               Project (General Motors Corp. Gtd.),
               4.40%, 10/6/95                               6,300
      13,500   County of DeKalb Hospital Authority
               VRDN, DeKalb Medical Center RAC
               (Atlanta Trust Bank LOC), 4.40%, 10/6/95    13,500
       1,400   County of Elbvert Development Authority
               IDR VRDN, Series: 1992, Allied-Signal
               Project (Allied-Signal, Inc. Gtd.),
               4.40%, 10/6/95                               1,400
       1,300   County of Fulton Development Authority
               IDR VRDN, General Motors Project
               (General Motors Corp. Gtd.), 4.40%, 10/6/95  1,300
       5,000   County of Gwinnett Water and Sewer
               VRDN, PaineWebber Muni Trust, Series:
               PW-17 (U.S. Government Securities Colld.),
               4.50%, 10/6/95                               5,000
       2,000   Marietta Housing Authority Revenue Bond,
               Falls at Bells Ferry (U.S. Government
               Securities Colld.), 5.25%, 1/15/96           2,000
       3,000   State of Georgia G.O. VRDN, Series: 1994 D,
               JPMP - 19, 4.40%, 10/6/95                    3,000
      10,645   State of Georgia G.O. VRDN, Series: 1992 C,
               BTP - 79, 4.60%, 10/6/95                    10,645
       6,900   State of Georgia G.O. VRDN, Series: 1993 F,
               JPMP - 35, 4.40%, 10/6/95                    6,900
                                                          -------
                                                           50,045
                                                          -------

               Illinois - 1.0%
       2,700   City of Naperville IDR VRDN, General
               Motors Project (General Motors Corp. Gtd.),
               4.40%, 10/6/95                               2,700
       4,520   Illinois Educational Facilities Authority
               VRDN, Series: 1987, The Art Institute of
               Chicago (Mitsubishi Bank LOC),
               4.45%, 10/6/95                               4,520
       2,450   Illinois Health Facility Authority VRDN,
               Series: 1994 (LaSalle National Bank LOC),
               4.40%, 10/6/95                               2,450
                                                           ------
                                                            9,670
                                                           ------

               Indiana - 1.5%
       5,000   Indiana Bond Bank Advanced Funding
               G.O., Series: 1995 A-2, 5.75%, 1/10/96       5,009
       9,500   Indiana Bond Bank Advanced Funding
               G.O., Series: 1995 A-3, 3.995%, 1/10/96      9,500
                                                          -------
                                                           14,509
                                                          -------

               Iowa - 1.1%
       2,225   City of LeClaire, Electric Revenue Bond,
               Series: 1986 (U.S. Government Securities
               Colld.), 4.125%, 9/1/96                      2,227
         300   County of Louisa PCR VRDN,
               Iowa-Illinois Gas & Electric Co. Project
               (Iowa-Illinois Gas & Electric Co. LOC),
               4.35%, 10/6/95                                 300
       7,500   Iowa School Corp. Warrant Certificates,
               Series: A (Capital Guaranty Insurance Co.
               Insured), 4.75%, 6/28/96                     7,535
                                                          -------
                                                           10,062
                                                          -------

               Kansas - 0.3%
       2,682   City of LaCygne VRDN Environmental
               Revenue Bond, Series: 1994 (Kansas City
               Power & Light Gtd.), 4.30%, 10/6/95          2,682
         300   City of Topeka Sewer System VRDN, Series:
               1984 (MBIA Insured), 3.85%, 10/1/95            300
                                                           ------
                                                            2,982
                                                           ------

               Kentucky - 1.1%
       5,525   City of Danville Municipal Pooled Lease
               Program (PNC Bank LOC), 3.85%, 10/11/95      5,525
       5,000 City of Greenville IDR VRDN, Series: 1991, Wetterau Inc. Project (PNC Bank LOC),
               4.50%, 10/6/95                               5,000
                                                          -------
                                                           10,525
                                                          -------

               Louisiana - 2.3%
       6,600   Ascension Parish PCR VRDN,
               Allied-Signal Project (Allied-Signal, Inc.
               Gtd.), 4.40%, 10/6/95                        6,600
       2,500   Greater Baton Rouge Port Commission
               PCR, Series: 1983 A, Dow Chemical
               Company Project (Dow Chemical Gtd.),
               5.30%, 12/15/95                              2,500
       5,700   Parish of Caddo IDR VRDN, General
               Motors Project (General Motors
               Corp. Gtd.), 4.40%, 10/6/95                  5,700
       1,915   Public Facilities Authority PCR VRDN,
               Series: 1992, Allied-Signal Project (Allied-
               Signal, Inc. Gtd.), 4.40%, 10/6/95           1,915
       5,000   State of Louisiana G.O. VRDN, Series:
               1992 A, JPMP - 29A
               (MBIA Insured), 4.40%, 10/6/95               5,000
                                                          -------
                                                           21,715
                                                          -------

               Maryland - 5.6%
       6,800   City of Baltimore IDA VRDN, Series: 1986,
               Capital Acquisition Program (Dai-Ichi
               Kangyo Bank LOC), 4.60%, 10/6/95             6,800
       3,500   County of Anne Arundel, Windgate Project,
               JPMP Series: 1995 C (Morgan Guarantee
               Trust Co. LOC), 4.20%, 12/29/95              3,494
       4,000   County of Baltimore Public Improvement
               BAN, Series: 1995, 3.95%, 10/11/95           4,000
       3,000   County of Howard Multifamily Housing
               Revenue Bond, Sherwood Crossing
               (GNMA Securities Colld.), 4.25%, 6/1/96      3,000
       5,600   County of Montgomery VRDN, Series: 1993
               A, Single Family Housing Program, Merrill
               P-Floats PA-40, 4.50%, 10/6/95               5,600
       3,155   Maryland Health and Higher Education
               Authority VRDN Pooled Loan Program,
               Series: D (NationsBank, N.A. LOC),
               4.45%, 10/6/95                               3,155
         998   Maryland State Community Development
               Authority, Merrill P-Floats PT-12,
               4.35%, 10/2/95                                 998
      10,000   Maryland State Economic Development
               Authority VRDN (NationsBank, N.A. LOC),
               4.45%, 10/6/95                              10,000
      15,500   Washington Suburban Sanitary District
               VRDN, Eagle Trust Series: 1994 G,
               4.49%, 10/6/95                              15,500
                                                          -------
                                                           52,547
                                                          -------

               Massachusetts - 2.9%
       9,700   Massachusetts Bay Transit Authority G.O.,
               Series: A, (Westdeutsche Landesbank
               Girozentral LOC), 3.45%, 10/11/95            9,697
       5,975   Massachusetts Housing Finance Authority,
               Single Family, Series: 3, 4.00%, 12/1/95     5,975
       3,695   Massachusetts Housing Finance Authority,
               Single Family TOCR, Series: 86-6,
               4.10%, 12/1/95                               3,695
       8,440   Massachusetts Water Resource Authority
               VRDN, Series: B - 17 (MBIA Insured),
               4.50%, 10/6/95                               8,440
                                                          -------
                                                           27,807
                                                          -------

               Michigan - 3.5%
         300   County of Berrien Economic Development
               Corp. PCR VRDN, Allied-Signal Project
               (Allied-Signal, Inc. Gtd.), 4.35%, 10/6/95     300
       4,500   Grand Rapids Economic Development
               Corp. VRDN, Series: 1993, Amway Hotel
               Project (Old Kent Bank LOC),
               4.35%, 10/6/95                               4,500
       2,435   Michigan Job Development Authority IDR
               VRDN, Fisher Big Wheel Corp. Project
               (Bayerische Vereinsbank LOC),
               4.45%, 10/6/95                               2,435
       4,450   Michigan Strategic Fund PCR (Dow
               Chemical Gtd.), 3.80%, 10/4/95               4,450
       5,300   Michigan Strategic Fund IDR VRDN,
               Allied-Signal Project (Allied-
               Signal, Inc. Gtd.), 4.35%, 10/6/95           5,300
       1,500   Michigan Strategic Fund PCR (Dow
               Chemical Gtd.), 3.75%, 10/11/95              1,500
       3,020   Michigan Strategic Fund PCR (Dow
               Chemical Gtd.), 3.95%, 11/16/95              3,020
       2,895   Michigan Strategic Fund VRDN, Four D
               Investment Company Project (Comerica
               Bank LOC), 4.45%, 10/6/95                    2,895
       8,175   Mona Shores Public School G.O. VRDN,
               Merrill Soc Gen Muni Trust - 26
               (FGIC Insured), 4.50%, 10/6/95               8,175
                                                          -------
                                                           32,575
                                                          -------

               Minnesota - 1.1%
       2,840   Rochester Health Care Facility VRDN,
               Mayo Medical Center, Merrill P-Floats
               PA-96, 4.50%, 10/6/95                        2,840
       3,000   Southern Minnesota Municipal Power
               Agency Revenue Bond, Public Utility
               Program (U.S. Government Securities
               Colld.), 9.50%, 1/1/96                       3,055
       4,205   State of Minnesota Housing Finance
               Agency IDR, Series: F, Single Family
               Mortgage, 5.25%, 1/16/96                     4,205
                                                          -------
                                                           10,100
                                                          -------

               Missouri - 1.6%
       7,910   Missouri State TOCR G.O. VRDN, Series: A,
               4.55%, 10/6/95                               7,910
       2,880   State of Missouri G.O. VRDN, Series: 1992
               A&B, Merrill P-Floats PA-41A,
               4.45%, 10/6/95                               2,880
       4,000   State of Missouri Health and Education
               Facilities Authority, SSM Health Care
               Project Series: 1988 C (Mitsubishi Bank
               LOC), 4.05%, 10/4/95                         4,000
                                                          -------
                                                           14,790
                                                          -------

               New Jersey - 0.4%
       1,205   Housing and Mortgage Finance Authority
               TOB (MBIA Insured), 4.35%, 10/1/95           1,205
       2,500   Housing and Mortgage Finance Authority
               TOB (MBIA Insured), 4.45%, 10/1/95           2,500
                                                           ------
                                                            3,705
                                                           ------

               New Mexico - 0.5%
       2,155   New Mexico Mortgage Finance Authority
               Revenue Bond, Series: 1985 B, TOB
               (FGIC Insured), 3.75%, 1/1/96                2,155
       2,190   New Mexico Mortgage Finance Authority
               Revenue Bond, Series: 3 C, TOB
               (FGIC Insured), 3.75%, 1/1/96                2,190
                                                           ------
                                                            4,345
                                                           ------

               New York - 7.7%
       8,000   City of Battery Park VRDN, PaineWebber
               Muni Trust - 18 (U.S. Government
               Securities Colld.), 4.40%, 10/6/95           8,000
         800   City of New York G.O., Series: 1993 E5
               (Sumitomo Bank Ltd. LOC),
               4.85%, 10/2/95                                 800
         680   City of New York Port Authority VRDN,
               Pooled Putable Floating Option PPT2
               (MBIA Insured), 4.55%, 10/6/95                 680
       5,900   City of New York G.O. TRAN, Series:
               1996 A, 4.50%, 4/11/96                       5,920
      27,836   Marine Midland Premium Loan Trust
               VRDN, Series: 1991 A (Hong Kong &
               Shanghai Bank LOC), 4.60%, 10/6/95          27,836
       1,291   Marine Midland Premium Loan Trust
               VRDN, Series: 1991 B (Hong Kong &
               Shanghai Bank LOC), 4.70%, 10/6/95           1,291
      10,000   Metropolitan Transportation Authority
               VRDN, Series: K, Partnership Series: 1994
               PW-14 (U.S. Government Securities Colld.),
               4.40%, 10/6/95                              10,000
       3,000   New York Local Government Assistance Co.
               VRDN, Series: 1991 C, PaineWebber Muni
               Trust - 12 (U.S. Government
               Securities Colld.), 4.40%, 10/6/95           3,000
       3,500   New York State Energy and Research
               Development Authority PCR, Series: 1985 A,
               New York State Electric and Gas (J.P.
               Morgan LOC), 4.65%, 3/15/96                  3,500
      12,000   New York State Environmental Facilities
               PCR VRDN, Eagle Trust-Weekly, Series:
               943204 (Capital Guaranty Insurance Co.
               Insured), 4.49%, 10/6/95                    12,000
                                                          -------
                                                           73,027
                                                          -------

               North Carolina - 2.6%
       2,250   County of Wake Industrial Finance Authority
               PCR VRDN, Carolina Power and Light Project
               (Sumitomo Bank Ltd. LOC),
               4.50%, 10/6/95                               2,250
       3,000   County of Wake Industrial Finance Authority
               PCR CP, Carolina Power and Light Project
               (Fuji Bank LOC), 3.85%, 10/20/95             3,000
      17,000   North Carolina Municipal Power Agency
               CP, Catawba Project Number 1,
               4.20%, 10/23/95                             17,000
       2,200   University of North Carolina at Chapel Hill
               G.O. VRDN, Utility Systems Project, Merrill
               P-Floats PA-7, 4.45%, 10/6/95                2,200
                                                          -------
                                                           24,450
                                                          -------

               Ohio - 3.2%
       4,940   State of Ohio Higher Education VRDN,
               Series: 1990 A, Partnership BTP-29 ADP
               Class B (MBIA Insured), 4.24%, 10/6/95       4,940
      12,000   State of Ohio Higher Education VRDN,
               Series: 1994 A, Partnership BTP-69 ADP
               Class B (AMBAC Insured),
               4.45%, 10/6/95                              12,000
      13,400   State of Ohio Water Development
               Authority PCR VRDN, Series: B,
               General Motors Project (General
               Motors Corp. Gtd.), 4.40%, 10/6/95          13,400
                                                          -------
                                                           30,340
                                                          -------

               Oregon - 0.6%
       4,000   City of Klamath Falls Electric Revenue
               Bond (U.S. Government Securities
               Colld.), 4.40%, 5/1/96                       4,000
       1,350   City of Medford Hospital Facility
               Authority VRDN, Series: 1991, Rogue
               Valley Project (Banque Paribas LOC),
               4.40%, 10/6/95                               1,350
                                                           ------
                                                            5,350
                                                           ------

               Pennsylvania - 9.0%
       3,000   City of Littlestown IDA VRDN, Hanover
               House Industries Project (NationsBank, N.A.
               LOC), 4.45%, 10/6/95                         3,000
      18,500   City of Philadelphia TRAN, Series: A,
               4.50%, 6/27/96                              18,570
       7,000   County of Allegheny Environmental
               Improvement IDA CP, Series: 1987, USX
               Corp. Project (Norinchukin Bank LOC),
               3.90%, 11/3/95                               7,000
         800   County of Allegheny Hospital Development
               Authority VRDN, Health Facilities Authority
               Central Blood Bank Project (PNC Bank LOC),
               4.50%, 10/6/95                                 800
      10,000 County of Beaver IDA PCR CP, Series: 1994, Duquesne Light Co. (Swiss Bank Corp.
               LOC), 4.50%, 10/6/95                        10,000
      15,765   Delaware Valley Regional Finance
               Authority VRDN, Series: 1985 A-D
               (Hong Kong & Shanghai Bank LOC),
               4.50%, 10/6/95                              15,765
       7,390   Pennsylvania Intergovernmental
               Cooperative Authority, Merrill Soc Gen
               Muni Trust - 16 (MBIA Insured),
               4.50%, 10/6/95                               7,390
       5,000   Pennsylvania State University, Series: A,
               University Project, 5.50%, 12/21/95          5,004
      15,000   School District of Philadelphia TRAN,
               4.50%, 6/28/96                              15,059
       2,600   Quakertown Hospital Authority VRDN,
               HPS Group Financing (PNC Bank LOC),
               4.35%, 10/6/95                               2,600
                                                          -------
                                                           85,188
                                                          -------

               Rhode Island - 0.5%
       4,850   State of Rhode Island Public Building
               Authority VRDN, Merrill P-Floats P-16
               (AMBAC Insured), 4.55%, 10/6/95              4,850
                                                            -----



               South Carolina - 0.1%
         900   County of Lexington Finance Authority
               IDR VRDN, Series: 1992 A, Allied-Signal
               Project (Allied-Signal, Inc. Gtd.),
               4.40%, 10/6/95                                 900
         200   County of Lexington IDR VRDN, Series:
               1992, Allied-Signal Project (Allied-Signal,
               Inc. Gtd.), 4.40%, 10/6/95                     200
                                                           ------
                                                            1,100
                                                           ------

               Tennessee - 1.1%
       3,800   City of Chattanooga-Hamilton Hospital
               Authority VRDN, Series: 1987, Erlanger
               Medical Center Project, 4.95%, 10/2/95       3,800
       2,200   City of Greenville Industrial Development
               Board IDR VRDN, Series: 1993, Pet, Inc.
               Project (PNC Bank LOC), 4.50%, 10/6/95       2,200
       4,300   County of Montgomery Public Building
               Authority VRDN, Series: 1995
               (NationsBank, N.A. LOC), 4.45%, 10/6/95      4,300
                                                          -------
                                                           10,300
                                                          -------

               Texas - 8.1%
       5,050   City of Corpus Christi Port Authority CP,
               Series: 1989, Union Pacific Resource Project
               (Union Pacific Corp. Gtd.), 4.25%, 10/2/95   5,050
       7,500   City of Corpus Christi Port Authority CP,
               Series: 1989, Union Pacific Resource Project
               (Union Pacific Corp. Gtd.), 4.10%, 10/31/95  7,500
      16,510   City of Corpus Christi Port Authority CP,
               Series: 1989, Union Pacific Resource Project
               (Union Pacific Corp. Gtd.), 4.25%, 11/1/95  16,510
       3,455   City of Houston Water and Sewer System
               VRDN, Series: 1992 C, BTP-54
               (MBIA Insured), 4.33%, 10/6/95               3,455
       8,000   County of Harris Toll Road Unlimited
               VRDN, Series: 1994 A, Citicorp Eagle Trust
               #954302, 4.49%, 10/6/95                      8,000
       3,400   Marine Terminal Port Development
               Authority IDR CP, Mitsui and Co.
               Project, Series: 1985 A (Industrial Bank of
               Japan LOC), 3.95%, 10/23/95                  3,400
       1,000   North Central Health Facility Development
               Corp. VRDN, Presbyterian Medical Center
               Project (MBIA Insured), 4.75%, 10/2/95       1,000
      27,000   State of Texas TRAN, Series: A,
               4.75%, 8/30/96                              27,165
       1,000   Texas Higher Education Authority VRDN,
               Series: 1985 B, Education Equipment and
               Improvement Project (FGIC Gtd.),
               4.30%, 10/5/95                               1,000
       3,500   Texas Water Development Board VRDN,
               Series: 1992 A, Revolving Fund,
               4.95%, 10/2/95                               3,500
                                                          -------
                                                           76,580
                                                          -------



               Utah - 0.3%
       2,500   Intermountain Power Agency VRDN,
               Series: F (Junior LOC), 3.80%, 6/15/96       2,500
                                                          -------

               Virginia - 2.0%
         900   City of Henrico IDA Health Facility,
               Series: 1994, Hermitage at Cedarfield,
               4.80%, 10/5/95                                 900
       9,500   City of Norfolk G.O., Eagle Trust
               #944601, 4.49%, 12/1/95                      9,500
       1,019   County of Prince William VRDN,
               Series: 1993, TOCR (FGIC Insured),
               4.50%, 1/1/96                                1,019
       7,900 State of Virginia G.O. VRDN, Series: 1994, Citicorp Eagle Trust #954601,
               4.49%, 12/1/95                               7,900
                                                          -------
                                                           19,319
                                                          -------

               Washington - 2.7%
       2,500   Kent Economic Development Corporation
               IDR VRDN, Associated Grocers Project
               (Seattle First National Bank LOC),
               4.68%, 10/6/95                               2,500
       5,120   State of Washington G.O. VRDN, Series: A,
               4.49%, 10/6/95                               5,120
       4,900   Washington Health Care Facilities Authority
               VRDN, Series: 1993, Sisters of St. Joseph
               (MBIA Insured), 4.40%, 10/6/95               4,900
       9,195   Washington Public Power System VRDN,
               Merrill Soc Gen Muni Trust - 15
               (MBIA Insured), 4.50%, 10/6/95               9,195
       2,965   Washington Public Power System VRDN,
               Partnership Series: BTP-85,
               4.65%, 10/6/95                               2,965
         500   Washington State Public Power Supply
               System VRDN, Series: 3A-1 (Bank of
               America LOC), 4.40%, 10/6/95                   500
                                                          -------
                                                           25,180
                                                          -------

               Wisconsin - 0.7%
       6,750   Health and Education VRDN,
               Series: 1994 A, Sinai Samaritan Medical
               Center (Marshall & Ilsley Bank LOC),
               4.40%, 10/6/95                               6,750
                                                           ------

               Total Municipal Investments
               (cost $929,600)                            929,600
                                                         --------

     Number
  of Shares
     (000s)
  ---------
               OTHER - 0.4%

         500   AIM Tax-Free Money Market Fund                 500
         300   Dreyfus Tax Exempt Cash
               Management Fund                                300
       1,228   Federated Tax Free Trust Money
               Market Fund #15                              1,228
         500   Federated Tax Free Trust Money
               Market Fund #73                                500
         845   Provident Municipal Fund                       845
                                                           ------

               Total Other
               (cost $3,373)                                3,373
                                                           ------

               Total Investments - 98.9%
               (cost $932,973)                            932,973

               Other Assets less Liabilities - 1.1%        10,499
                                                         --------

               NET ASSETS - 100.0%                       $943,472
                                                         ========


<F10> Security ineligible under Rule 2a-7.  The Adviser is continuously monitoring the status of the security and has determined that it is in the best interest of the shareholders to continue to hold the security.


U.S. GOVERNMENT SELECT MONEY MARKET FUND

   Principal
      Amount                                               Value
      (000s)                                               (000s)
   ---------                                              -------

               U.S. GOVERNMENT AGENCIES - 96.9%

               Federal Farm Credit Bank - 19.3%
               FFCB Discount Notes
    $  1,000     5.65%,  10/10/95                         $   999
       3,000     5.60%,  10/20/95                           2,991
       7,805     5.64%,  10/26/95                           7,775
       1,000     5.67%,  10/27/95                             996
       2,000     5.68%,  12/13/95                           1,977
       6,850     5.57%,  1/12/96                            6,744
                                                          -------
                                                           21,482
                                                          -------

               Federal Home Loan Bank - 75.8%
               FHLB Discount Notes
       6,000     5.65%,  10/3/95                            5,998
       7,000     5.68%,  10/3/95                            6,998
       1,500     5.65%,  10/18/95                           1,496
       7,000     5.67%,  10/30/95                           6,968
       5,000     5.73%,  10/30/95                           4,977
       6,615     5.68%,  11/9/95                            6,575
       1,500     5.60%,  11/17/95                           1,489
      11,500     5.69%,  11/17/95                          11,415
       5,000     5.62%,  11/21/95                           4,961
       4,000     5.60%,  11/28/95                           3,964
       1,605     5.73%,  12/5/95                            1,589
       4,000     5.79%,  12/11/95                           3,956
       5,000     5.72%,  12/13/95                           4,944
       2,880     5.73%,  12/13/95                           2,847
       7,500     5.61%,  12/27/95                           7,400
       4,000     5.75%,  1/12/96                            3,936
       5,000   FHLB Floating Rate Note,
               5.84%, 10/20/95                              5,000
                                                          -------
                                                           84,513
                                                          -------

               Student Loan Marketing Association - 1.8%
       2,000   SLMA Discount Note,
               5.54%, 8/9/96                                1,999
                                                         --------

               Total U.S. Government Agencies
               (cost $107,994)                            107,994
                                                         --------


    Number
 of Shares
    (000s)
 ---------
               OTHER - 3.4%

       3,827   Dreyfus Prime Money Market Fund              3,827
                                                           ------

               Total Other
               (cost $3,827)                                3,827
                                                           ------


               Total Investments - 100.3%
               (cost $111,821)                            111,821

               Liabilities less Other Assets - (0.3)%       (336)
                                                         --------

               NET ASSETS - 100.0%                       $111,485
                                                         ========

CALIFORNIA MUNICIPAL MONEY MARKET FUND
   Principal
      Amount                                               Value
      (000s)                                               (000s)
   ---------                                              -------

               MUNICIPAL INVESTMENTS - 98.2%

               California - 98.0%
      $3,000   Alternative Energy Source VRDN, Cogen-
               eration Revenue, GE Capital Project (General
               Electric Corp. Colld.), 4.03%, 10/6/95      $3,000
       6,300   City of Camarillo VRDN, Series: 1989 A,
               Heritage Park Apartments Project
               (FNMA Securities Gtd.), 4.03%, 10/6/95       6,300
       3,000   City of Indio VRDN, Multifamily Housing
               Revenue, Western Federal Savings & Loan
               Project (Wells Fargo Bank LOC),
               4.25%, 10/6/95                               3,000
       2,400   City of Irvine Limited Obligation
               Improvement VRDN, Assessment District
               No. 89-10 (National Westminster Bank
               LOC), 4.80%, 10/2/95                         2,400
       4,046   City of Los Angeles VRDN, Series: BTP-129
               (U.S. Government Securities Colld.),
               4.55%, 10/6/95                               4,046
       1,900   City of Oakland Multifamily Rental Revenue
               Bond VRDN, Sky Line Hills Association
               Project (Citibank LOC), 3.75%, 10/6/95       1,900
       1,300   City of Ontario IDA VRDN,
               L.D. Brinkman & Co. Project (Barclays
               Bank LOC), 4.70%, 10/2/95                    1,300
         100   City of Palm Springs VRDN, Community
               Redevelopment Agency Project 3
               (Citibank LOC), 4.00%, 10/6/95                 100
         100   City of Palm Springs VRDN, Community
               Redevelopment Agency Project 5
               (Citibank LOC), 4.00%, 10/6/95                 100
         100   City of Palm Springs VRDN, Community
               Redevelopment Agency Project 11
               (Citibank LOC), 4.00%, 10/6/95                 100
         200   City of Palm Springs VRDN, Community
               Redevelopment Agency Headquarters
               Hotel Project (Citibank LOC), 4.00%, 10/6/95   200
         300   City of Palm Springs VRDN, Community
               Redevelopment Agency Headquarters Hotel
               Project 2 (Citibank LOC), 4.00%, 10/6/95       300
       3,285   City of Riverside Sewer Referendum Bond
               VRDN, Series: MGT-21A (FGIC Insured),
               4.05%, 10/6/95                               3,285
       1,900   City of Riverside Sewer Referendum Bond
               VRDN, Series: MGT-21-2B (FGIC Insured),
               4.05%, 10/6/95                               1,900
         645   City of Visalia COP VRDN, Series: 1985,
               Convention Center Expansion Project
               (Mitsubishi Bank LOC), 4.40%, 10/6/95          645
       2,550   County of Contra Costa VRDN, Series:
               1987 A, El Cerrito Royale Project
               (Bank of America NT & SA LOC),
               3.90%, 10/6/95                               2,550
       5,800   County of Los Angeles MTA Revenue Bond
               VRDN, Series: 1995 A, Union Station
               Gateway Project (FSAC Insured),
               4.15%, 10/6/95                               5,800
       1,000   County of Los Angeles TRAN
               (Bank of America NT & SA LOC),
               4.50%, 7/1/96                                1,005
       1,400   County of Madera IDA VRDN, Series: 1994,
               Regency Thermographer Paper Project (Fleet
               National Bank LOC), 4.50%, 7/1/96            1,400
       3,400   County of Orange Apartment Development
               Revenue Bond VRDN, Series: 1995 Z, Bear
               Brand Apartments Project (Fuji Bank LOC),
               4.50%, 10/6/95                               3,400
       1,100   County of Orange Apartment Development
               Authority VRDN, Series: B, Foothills Oaks
               Apartments Project (Bank of America LOC),
               4.30%, 10/6/95                               1,100
         500   County of Orange Apartment Development
               #19 VRDN, Parkplace Irvine County Phase
               1B Project (New England Mutual Gtd.),
               4.40%, 10/6/95                                 500
         900   County of Orange Apartment Development
               VRDN, Series: 1984 I, Park Ridge Apartments
               Project (Bank of America LOC), 4.00%, 10/6/95  900
       1,900   County of Orange Apartment Development
               VRDN, Series: 1988 A, Vista Verde Apartments
               (Wells Fargo Bank LOC), 4.55%, 10/6/95       1,900
       1,200   County of Riverside Housing Revenue Bond
               VRDN, Series: 1992 A (Union Bank LOC),
               4.50%, 10/6/95                               1,200
       2,000   County of Riverside Housing Revenue Bond
               VRDN, Series: 1989 B, Amanda Park Apts.
               Project (Fuji Bank LOC), 4.94%, 10/6/95      2,000
       3,000   County of Riverside Housing Revenue Bond
               VRDN, Series: 1992 A (Union Bank LOC),
               4.75%, 7/18/96                               3,013
       1,100   County of Sacramento Multifamily Housing
               Revenue Bond VRDN, Series: 1985 E,
               River Oaks (Dai-Ichi Kangyo Bank LOC),
               4.35%, 10/6/95                               1,100
       3,000   County of Sacramento Office of Education
               TRAN, Series: 1994-95, 6.00%, 12/22/95       3,005
       1,000   County of San Bernardino TRAN,
               Series: 1995-96, (Banque Nationale
               de Paris LOC), 4.50%, 7/5/96                 1,004
       5,000   County of San Bernardino, Chaffey Com-
               munity College District, 4.50%, 8/30/96      5,018
       5,000   County of San Bernardino, Redlands Unified
               School District, 4.50%, 8/30/96              5,016
         500   County of San Bernardino Housing Authority
               VRDN, Series: 1992 A, Multifamily Housing
               Revenue (Victoria Terrace) (FHLB of San
               Francisco LOC), 4.25%, 10/6/95                 500
       1,400   County of Santa Clara Housing Authority
               VRDN, Series: A, Multifamily Avenida Espana
               Gardens (Union Bank LOC),
               3.90%, 10/6/95                               1,400
       2,100   Housing Finance Agency VRDN, Episcopal
               Home Project (First Interstate Bank of
               California LOC), 4.20%, 10/6/95              2,100
       2,780   Housing Finance Agency VRDN, Series:
               1991 G, Merrill P-Floats PT-40D,
               4.55%, 10/6/95                               2,780
       1,100   Housing Finance Agency VRDN, Series:
               1995 B, Merrill P-Floats PT-56,
               4.55%, 10/6/95                               1,100
       3,000   Housing Finance Agency, Series: 1988 E,
               Home Mortgage Revenue TOB,
               4.25%, 2/1/96                                3,000
       1,000   Housing Finance Agency Home Mortgage
               Revenue Bond, Series: 1995 E,
               4.60%, 2/1/96                                1,000
       2,945   Housing Financial Revenue Bond VRDN,
               Series: 1995 B, Merrill P-Floats PA-58,
               4.40%, 10/6/95                               2,945
       2,400   Irvine Ranch Consolidated Water District
               VRDN, Districts 105, 140, 240 & 250
               Program (Bank of America NT & SA LOC),
               4.75%, 10/2/95                               2,400
       1,200   Irvine Ranch Consolidated Water District
               VRDN, Series: 1993 B, Districts 2, 102, 103
               & 206 (Morgan Guarantee Trust Co.
               LOC), 4.75%, 10/2/95                         1,200
       1,000   Irvine Ranch Water District COP
               Capital Improvement Project (Morgan
               Guarantee Trust Co. LOC), 4.70%, 10/2/95     1,000
       3,500   Irvine Ranch Water District VRDN, Series:
               1985 (Sumitomo Bank Ltd. LOC),
               4.70%, 10/2/95                               3,500
       1,600   Los Angeles Convention & Exhibition
               Center VRDN, COP Trust Receipts, Series:
               PW-10, 4.40%, 10/6/95                        1,600
       2,000   Los Angeles Convention & Exhibition Center
               VRDN, Series: 1993, Merrill P-Floats PA-88
               (MBIA Insured), 4.45%, 7/1/96                2,000
       2,420   Southern California Public Power Authority,
               Merrill P-Floats, Series: PA-1005 A
               (MBIA Insured), 4.45%, 10/6/95               2,420
       2,800   State Community Development Authority,
               Apartment Development Revenue Refunding
               Bond, Series: 1995 A-7 (FNMA Colld.),
               4.30%, 10/6/95                               2,800
       2,500   State Community Development Authority,
               Solid Waste Facilities Revenue, Chevron U.S.A.
               Inc. Project, Series: 1994 (Chevron Oil),
               4.55%, 10/2/95                               2,500
         600   State Community Development Authority
               Housing Revenue (AMT) Kimberly Woods
               Apartments, Series: 1995 B (FNMA Colld.),
               4.35%, 10/6/95                                 600
       2,500   State G.O., 11.00%, 3/1/96                   2,562
       8,150   State G.O. VRDN, Series: 1992 (MBIA
               Insured), 4.55%, 10/6/95                     8,150
       1,005   State G.O. RAW VRDN, Series: BTP-92
               1994 C (Westdeutsche  Landesbank
               Girozentral LOC), 4.54%, 10/6/95             1,005
       3,000   State G.O. RAW, Series C
               (Westdeutsche Landesbank Girozentral LOC),
               5.75%, 10/6/95                               3,017
       2,800   State Pollution Control Finance Authority,
               San Diego Gas and Electric Project (San
               Diego Gas and Electric Gtd.),
               3.95%, 8/1/96                                2,800
         400   State Pollution Control Finance Authority
               VRDN, Series: 1986 A, Southern California
               Edison Project (Southern California Edison
               Co. Gtd.), 4.35%, 10/2/95                      400
       7,000   Statewide Community Development
               Authority, TRAN, Series: A (Statewide
               Communities Program Pool Residual Fund
               Insured), 4.75%, 7/5/96                      7,035
                                                         --------
                                                          128,301
                                                         --------

               Puerto Rico - 0.2%
         290   Puerto Rico State Housing Finance Corp.
               VRDN, Series: 4CI, TOCR (AMBAC
               Insured), 3.95%, 10/15/95                      290
                                                         --------
               Total Municipal Investments
               (cost $128,591)                            128,591
                                                         --------

      Number
   of Shares
      (000s)
   ---------
               OTHER - 1.0%

          17   Federated Tax Exempt Money Market
               Fund #80                                        17
       1,230   Provident Institutional California
               Money Fund                                   1,230
                                                         --------

               Total Other
               (cost $1,247)                                1,247
                                                         --------

               Total Investments - 99.2%
               (cost $129,838)                            129,838

               Other Assets less Liabilities - 0.8%         1,065
                                                         --------

               NET ASSETS - 100.0%                       $130,903
                                                         ========

See Notes to the Financial Statements.



Statements of Assets and Liabilities  September 30, 1995 (Unaudited)

FIXED INCOME FUNDS
                                                                                                                      INTERNATIONAL
                                                          U.S.            FIXED          INTERMEDIATE                     FIXED
                                                       GOVERNMENT        INCOME           TAX-EXEMPT      TAX-EXEMPT      INCOME
Amounts in thousands, except per share data               FUND            FUND               FUND            FUND          FUND
                                                       ----------        ------          ------------     -----------  -----------

ASSETS:
  Investments, at value (cost $131,418, $86,813,
    $220,179, $118,391 and $13,390, respectively)      $132,909         $88,644           $225,659         $121,134       $14,229
  Cash and foreign currency                                  40               9                  2                8            63
  Income receivable                                       1,674           1,122              3,173            1,806           512
  Receivable for securities sold                              -           1,005                  -                -             -
  Receivable for foreign tax withheld                         -               -                  -                -            24
  Receivable from Adviser                                    18               3                  -                -             2
  Deferred organization costs, net of
    accumulated amortization                                 51              40                 78               51            26
  Prepaid and other assets                                    7               6                 12                9             5
                                                       --------         -------           --------         --------      --------

    Total Assets                                        134,699          90,829            228,924          123,008        14,861
                                                        -------         -------           --------         --------      --------
LIABILITIES:
  Payable for securities purchased                            -             998                  -            2,745             -
  Dividends payable                                          75              52                102               62            10
  Accrued investment advisory fees                           14               9                 22               11             1
  Accrued administration fees                                 4               2                  8                3             1
  Accrued custody and accounting fees                         1               2                  3                3             3
  Accrued transfer agent fees                                 2               1                  3                2             1
  Accrued registration fees and other liabilities             9              35                 23               22             1
                                                       --------         -------          ---------         --------      --------

    Total Liabilities                                       105           1,099                161            2,848            17
                                                       --------         -------          ---------         --------      --------

NET ASSETS:
  Capital stock                                         133,041          87,069            222,260          117,214        13,831
  Accumulated net realized gains on:
    Investments                                              62             830              1,023              203            37
    Foreign currency transactions                             -               -                  -                -           156
  Accumulated distributions in excess
    of net investment income                                  -               -                  -                -          (19)
  Net unrealized appreciation
    on investments                                        1,491           1,831              5,480            2,743           482
  Net unrealized gains on translation of assets and
    liabilities denominated in foreign currencies             -               -                  -                -           357
                                                       --------         -------           --------         --------       -------

    Net Assets                                         $134,594         $89,730           $228,763         $120,160       $14,844
                                                       ========         =======           ========         ========       =======

SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                               13,321           8,712             22,214           11,680         1,378

NET ASSET VALUE, REDEMPTION
  AND OFFERING PRICE PER SHARE                           $10.10          $10.30             $10.30           $10.29        $10.77

See Notes to the Financial Statements.


Statements of Operations  Six months ending September 30, 1995 (Unaudited)

FIXED INCOME FUNDS
                                                                                                                      INTERNATIONAL
                                                           U.S.           FIXED          INTERMEDIATE                     FIXED
                                                        GOVERNMENT       INCOME           TAX-EXEMPT      TAX-EXEMPT      INCOME
                                                           FUND           FUND               FUND            FUND          FUND
                                                        ----------       -------         -----------      ---------     ----------
                                                                                            C>
Amounts in thousands

INVESTMENT INCOME:
  Interest income                                        $3,816          $2,866             $5,574         $3,308        $509<F11>
                                                         ------          ------             ------         ------        --------
EXPENSES:
  Investment advisory fees (net of voluntary fee
    waivers of $57 and $30 for the Intermediate
    Tax-Exempt and Tax-Exempt Funds, respectively)          474             308                796            415             66
  Administration fees (net of voluntary fee waivers
    of $21, $18, $40, $27 and $3, respectively)              74              44                130             62              8
  Custody and accounting fees                                29              28                 43             32             39
  Transfer agent fees                                        63              41                114             59              7
  Registration fees                                          13              12                  8              8              9
  Professional fees                                           9               8                  9              9              7
  Trustees' fees                                              3               2                  5              3              1
  Amortization of organization costs                          9               5                 11              8              4
  Other                                                       3               4                  7              7              2
                                                         ------          ------             ------         ------        -------
    Total Expenses Before Reimbursement by Adviser          677             452              1,123            603            143
      Less: Reimbursement of Expenses by Adviser          (108)            (83)              (157)           (99)           (58)
                                                         ------          ------             ------         ------        -------

      Net Expenses                                          569             369                966            504             85
                                                         ------          ------             ------         ------        -------

NET INVESTMENT INCOME                                     3,247           2,497              4,608          2,804            424
                                                         ------          ------             ------         ------        -------

NET REALIZED AND UNREALIZED GAINS (LOSSES):
  Net realized gains on:
    Investments                                           1,882           1,603              2,135          1,226            153
    Foreign currency transactions                             -               -                  -              -            251
  Net change in unrealized appreciation
    on investments                                        1,354           2,486              3,861          1,230            429
  Net change in unrealized losses on
    translation of assets and liabilities
    denominated in foreign currencies                         -               -                  -              -          (682)
                                                         ------         -------            -------        -------         ------

    Net Gains on Investments                              3,236           4,089              5,996          2,456            151
                                                         ------         -------            -------        -------         ------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              $6,483          $6,586            $10,604         $5,260           $575
                                                         ======         =======            =======        =======         ======

<F11>  Net of $2 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.



Statements of Changes in Net Assets

FIXED INCOME FUNDS
                                                                                                                   INTERNATIONAL
                                       U.S.               FIXED            INTERMEDIATE                                FIXED
                                    GOVERNMENT           INCOME             TAX-EXEMPT          TAX-EXEMPT            INCOME
                                       FUND               FUND                 FUND                FUND                FUND
                                ------------------  -----------------   ------------------  ------------------  ------------------

                                Six Months   Year   Six Months   Year   Six Months    Year  Six Months   Year   Six Months    Year
                                   Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                                 Sept.30,   Mar.31,  Sept.30,   Mar.31,  Sept.30,   Mar.31,  Sept.30,   Mar.31,  Sept.30,   Mar.31,
                                   1995      1995      1995      1995      1995       1995     1995      1995      1995       1995
Amounts in thousands            (Unaudited)         (Unaudited)         (Unaudited)         (Unaudited)         (Unaudited)
                                ----------- ------   ---------  ------   ---------   -----   ---------  ------   --------    ------
OPERATIONS:
  Net investment income           $ 3,247  $ 5,599   $ 2,497   $ 4,092    $ 4,608  $ 9,257    $ 2,804   $6,393    $ 424      $  524
  Net realized gains
   (losses) on:
    Investments                     1,882  (1,820)     1,603     (773)      2,135  (1,112)      1,226  (1,023)      153       (116)
    Foreign currency transactions       -        -         -         -          -        -          -        -      251        (95)

  Net change in unrealized
    appreciation (depreciation)
    on investments                  1,354      137     2,486     (655)      3,861    1,619      1,230    1,513      429          53

  Net change in unrealized
    gains (losses) on translation
    of assets and liabilities
    denominated in foreign
     currencies                         -        -         -         -          -        -          -        -    (682)       1,039
                                  -------  -------   -------   -------    -------  -------     ------   ------   ------      ------
    Net Increase in Net
      Assets Resulting
      from Operations               6,483    3,916     6,586     2,664     10,604    9,764      5,260    6,883      575       1,405
                                  -------  -------   -------   -------    -------  -------     ------   ------   ------      ------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                      19,782  135,773    26,761    80,770     21,586  298,020      9,926  158,943    3,467      12,831
  Shares from reinvestment
   of dividends                        90       90       361       124         81      107         44       66       57          17

  Shares redeemed                 (4,957) (17,738)   (7,410)  (13,538)   (20,151) (77,384)   (10,956) (40,810)  (1,859)       (683)
                                  ------- --------   -------  --------   -------- --------   -------- --------  -------      ------

    Net Increase (Decrease)
      in Net Assets Resulting
      from Capital Share
      Transactions                 14,915  118,125    19,712    67,356      1,516  220,743      (986)  118,199    1,665      12,165
                                  -------  -------   -------  --------   -------- --------   -------- --------  -------      ------

DIVIDENDS PAID:
  From net investment income      (3,247)  (5,599)   (2,497)   (4,092)    (4,608)  (9,257)    (2,804)  (6,393)    (424)       (524)
  In excess of net investment
    income                              -        -         -         -          -        -          -        -        -        (19)
                                  -------  -------   -------   -------   -------- --------   --------  -------  -------     -------
    Total Dividends Paid          (3,247)  (5,599)   (2,497)   (4,092)    (4,608)  (9,257)    (2,804)  (6,393)    (424)       (543)
                                  -------  -------   -------   -------   -------- --------   --------  -------  -------     -------

TOTAL INCREASE IN NET ASSETS       18,151  116,442    23,801    65,928      7,512  221,250      1,470  118,689    1,816      13,027

NET ASSETS:
  Beginning of period             116,443        1    65,929         1    221,251        1    118,690        1   13,028           1
                                 -------- --------   -------   -------   -------- --------   -------- --------  -------    --------

  End of period                  $134,594 $116,443   $89,730   $65,929   $228,763 $221,251   $120,160 $118,690  $14,844     $13,028
                                 ======== ========   =======   =======   ======== ========   ======== ========  =======     =======

See Notes to the Financial Statements.

Financial Highlights

FIXED INCOME FUNDS
                                                                                                                   INTERNATIONAL
                                       U.S.               FIXED            INTERMEDIATE                                FIXED
                                    GOVERNMENT           INCOME             TAX-EXEMPT          TAX-EXEMPT            INCOME
                                       FUND               FUND                 FUND                FUND                FUND
                                ------------------  -----------------   ------------------  ------------------  ------------------

                                Six Months   Year   Six Months   Year   Six Months    Year  Six Months   Year   Six Months    Year
                                   Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                                 Sept.30,   Mar.31,  Sept.30,   Mar.31,  Sept.30,   Mar.31,  Sept.30,   Mar.31,  Sept.30,   Mar.31,
                                   1995      1995      1995      1995      1995       1995     1995      1995      1995       1995
                                (Unaudited)         (Unaudited)         (Unaudited)         (Unaudited)         (Unaudited)
                                ----------- ------   ---------  ------   ---------   -----   ---------  ------   --------    ------
Selected per share data

NET ASSET VALUE, BEGINNING
 OF PERIOD                         $ 9.84   $10.00    $ 9.78    $10.00     $10.03   $10.00     $10.08   $10.00   $10.64      $10.00

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income              0.26     0.50      0.31      0.62       0.21     0.40       0.24     0.48     0.31        0.58
  Net realized and
    unrealized gains (losses)
    on investments and
    foreign currency
    transactions                     0.26   (0.16)      0.52    (0.22)       0.27     0.03       0.21     0.08     0.13        0.64
                                   ------   ------    ------    ------     ------   ------     ------   ------   ------      ------

  Total Income from
    Investment Operations            0.52     0.34      0.83      0.40       0.48     0.43       0.45     0.56     0.44        1.22
                                   ------   ------    ------    ------     ------   ------     ------   ------   ------      ------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.26)   (0.50)    (0.31)    (0.62)     (0.21)   (0.40)     (0.24)   (0.48)   (0.31)      (0.56)
  Dividends in excess
    of net investment income            -        -         -         -          -        -          -        -        -      (0.02)
                                  -------  -------   -------   -------   -------- --------   -------- --------  -------     -------

  Total Distributions              (0.26)   (0.50)    (0.31)    (0.62)     (0.21)   (0.40)     (0.24)   (0.48)   (0.31)      (0.58)
                                  -------  -------   -------   -------   -------- --------   -------- --------  -------     -------

NET ASSET VALUE, END OF PERIOD     $10.10   $ 9.84    $10.30    $ 9.78     $10.30   $10.03     $10.29   $10.08   $10.77      $10.64
                                  =======   ======    ======    ======     ======   ======     ======   ======   ======      ======

TOTAL RETURN                        5.36%    3.49%     8.62%     4.16%      4.80%    4.38%      4.54%    5.78%    4.15%      12.77%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands,
    end of period                $134,594 $116,443   $89,730   $65,929   $228,763 $221,251   $120,160 $118,690  $14,844     $13,028
  Ratio to average net
   assets of:<F12>
    Expenses, net of waivers
     and reimbursements             0.90%    0.90%     0.90%     0.90%      0.85%    0.85%      0.85%    0.85%    1.15%       1.15%
    Expenses, before waivers
     and reimbursements             1.10%    1.12%     1.14%     1.18%      1.07%    1.09%      1.11%    1.11%    1.97%       2.42%
    Net investment income,
      net of waivers and
      reimbursements                5.13%    5.20%     6.08%     6.48%      4.06%    4.09%      4.73%    4.95%    5.74%       5.96%
    Net investment income,
      before waivers and
      reimbursements                4.93%    4.98%     5.84%     6.20%      3.84%    3.85%      4.47%    4.69%    4.92%       4.69%

PORTFOLIO TURNOVER RATE            82.58%   42.29%    77.37%    55.27%     53.26%   78.87%     49.80%   54.94%   42.35%      43.24%

<F12> Annualized for periods less than a full year.

See Notes to the Financial Statements.



Schedules of Investments  September 30, 1995  (Unaudited)

U.S. GOVERNMENT FUND

   Principal
      Amount                                               Value
      (000s)                                               (000s)
   ---------                                              -------

               U.S. GOVERNMENT AGENCIES - 28.0%

               Federal Home Loan Bank - 2.0%
     $ 2,750   FHLB, 6.41%, 11/22/95                      $ 2,753
                                                          -------

               Federal Home Loan Mortgage
               Corporation - 9.3%
               FHLMC
       4,000     Series: 1614, Class E, 5.20%, 4/15/15      3,880
       4,750     Series: 1379, Class 1379-EA,
                 6.00%,  5/15/16                            4,656
       3,856     6.615%, 11/1/24                            3,912
                                                          -------
                                                           12,448
                                                          -------

               Federal National Mortgage Association
               REMIC Trust - 13.2%
               FNMA
       1,530     Series: 1991-37, Class G,
                 8.15%,  8/25/05                            1,557
       1,200     Series: 1993-203, Class PC,
                 4.75%,  11/25/13                           1,174
       4,500     Series: 92-200, Class E,
                 6.25%,  6/25/17                            4,437
         571     Series: 89-15, Class D,
                 10.00%, 9/25/18                              588
         585     Series: 1991-140, Class C,
                 8.50%,  5/25/20                              587
       5,410     Series: 11-95, Class A, P.O.,
                 0.00%,  1/25/24 <F13>                      3,743
       5,500     Series: 1995-WI, Class A2,
                 8.20%,  4/25/25                            5,617
                                                          -------
                                                           17,703
                                                          -------

               Government National Mortgage
               Association - 0.8%
               GNMA
         219     7.25%,  6/15/98                              223
         765     10.00%, 4/15/19 - 2/15/21                    836
                                                          -------
                                                            1,059
                                                          -------

               Tennessee Valley Authority - 2.7%
       3,700   TVA, 6.235%, 7/15/45                         3,691
                                                          -------

               Total U.S. Government Agencies
               (cost $37,044)                              37,654
                                                          -------

               U.S. GOVERNMENT OBLIGATIONS - 63.8%

               U.S. Treasury Notes
       8,095     7.375%, 5/15/96                            8,176
      23,145     6.75%,  2/28/97                           23,474
      29,050     6.75%,  5/31/99                           29,767
       8,250     7.75%,  12/31/99                           8,778
       4,000     7.25%,  5/15/04                            4,274
      10,750     7.125%, 2/15/23                           11,410
                                                          -------

               Total U.S. Government Obligations
               (cost $84,998)                              85,879
                                                          -------
               SHORT-TERM INVESTMENTS - 7.0%

       9,380   FHLB Discount Note,
               6.39%, 10/2/95                               9,376

               Total Short-Term Investments
               (cost $9,376)                                9,376
                                                          -------

               Total Investments - 98.8%
               (cost $131,418)                            132,909

               Other Assets less Liabilities - 1.2%         1,685
                                                         --------

               NET ASSETS - 100.0%                       $134,594
                                                         ========


<F13> This stripped security represents the right to receive only principal payments (Principal Only Stripped Security). The value of principal only stripped securities varies inversely with changes in interest rates.

FIXED INCOME FUND

   Principal
      Amount                                               Value
      (000s)                                               (000s)
   ---------                                              -------

               ASSET BACKED SECURITIES - 6.4%

      $1,093   ALPS, Series: 94-1, Class A-2,
               7.15%, 9/15/04                              $1,116
          50   Capstead Securities Corp. IV,
               Series: 1992-XII, Class XII-B,
               8.325%, 11/25/05                                50
         321   DLJ Mortgage Acceptance Corp.,
               7.25%, 5/25/24                                 323
       2,911   Delta Funding Corporation,
               10.00%, 1/1/06 <F15>                           168
       1,366   GE Capital Mortgage Services, Inc.,
               4.095%, 1/25/24                                704
         175   National Credit Card Trust,
               9.45%, 12/31/97                                179
       1,005   Prudential Funding,
               8.30%, 7/1/25                                  993
          25   US Home Equity Loan, Class A,
               8.50%, 4/15/21                                  25
       2,156   Western Financial Grantor Trust,
               7.10%, 1/1/00                                2,179
                                                           ------

               Total Asset Backed Securities
               (cost $5,729)                                5,737
                                                           ------

               CORPORATE/GOVERNMENT BONDS
               AND NOTES - 23.9%

               Brokerage Services - 1.8%
       1,700   Salomon Brothers Medium Term Note,
               5.20%, 1/20/97                               1,669
                                                           ------

               Communications - 3.7%
       2,135   New England Telephone & Telegraph Co.,
               7.875%, 11/15/29                             2,318
         880   New Jersey Bell Telephone Co.,
               7.85%, 11/15/29                                979
                                                           ------
                                                            3,297
                                                           ------

               Consumer Products - 1.8%
       1,580   Philip Morris Cos., Inc.,
               8.875%, 7/1/96                               1,612
                                                           ------

               Financial Services - 5.7%
               General Motors Acceptance Corp.
         100     4.00%,  9/15/98                               98
       2,085     8.875%, 6/1/10                             2,405
       1,800   Greyhound Financial Corp.,
               8.50%, 5/1/98                                1,883
         745   Minnesota Mutual,
               8.25%, 9/15/25                                 744
                                                           ------
                                                            5,130
                                                           ------
               Foreign Government Bonds and
               Notes - 8.1%
         355   British Columbia Hydro and Power
               Authority (Canada), 15.50%, 11/15/11           412
       2,685   Ferrovie Dello State (Italy),
               9.125%, 7/6/09                               3,123
       2,435   Manitoba Province of Canada (Canada),
               9.125%, 1/15/18                              2,964
         705   Nova Scotia Province of Canada (Canada),
               8.25%, 11/15/19                                784
                                                           ------
                                                            7,283
                                                           ------
               Petroleum Products - 0.2%
         175   Chevron Capital U.S., Inc.,
               9.75%, 7/15/17                                 191
                                                            -----
               Printing and Publishing - 0.0%
          19   Berkshire Hathaway, Inc.,
               9.75%, 1/15/18                                  20
                                                            -----
               Supra-National - 2.6%
       1,340   African Development Bank,
               8.80%, 9/1/19                                1,590
         610   Inter American Development Bank,
               8.40%, 9/1/09                                  714
                                                           ------
                                                            2,304
                                                           ------
               Total Corporate/Government
               Bonds and Notes
               (cost $20,751)                              21,506
                                                           ------


               U.S. GOVERNMENT AGENCIES - 10.1%

               Collateralized Mortgage Obligations - 8.6%
               FHLMC
       1,186     Series: 1392, Class 1392-S, I.O.,
                 3.563%, 9/15/18 <F14>                         41
         245     Series: 1571, Class D, P.O.,
                 0.00%,  8/15/23 <F14>                        146
         448     Series: 1152, Class J,
                 8.00%,  12/15/19                             452
           4     Series: 1019, Class N, I.O.,
                 509.25%,12/15/20 <F14>                        64
         467     Series: 1248, Class B,
                 7.00%,  3/15/22                              466
           1     Series: 204, Class E, I.O.,
                 708.17%,5/15/23 <F14>                         10
          87     Series: 11, Class B, P.O.,
                 0.00%,  4/25/23 <F14>                         53
               FNMA REMIC Trusts
       1,213     Series: 1991-26, Class E,
                 8.00%,  1/25/05                            1,220
         536     Series: 1989-15, Class D,
                 10.00%, 9/25/18                              552
         136     Series: 1991-140, Class C,
                 8.50%,  5/25/20                              136
           4     Series: G-12, Class S, I.O.,
                 491.746%, 5/25/21 <F14>                       54
         188     Series: 1993-150, Class E, P.O.,
                 0.00%,  8/25/22 <F14>                        135
         780     Series: 1993-253, Class B, P.O.,
                 0.00%,  2/25/23 <F14>                        670
         595     Series: 1993-146, Class B, P.O.,
                 0.00%,  5/25/23 <F14>                        551
         371     Series: 1994-25, Class C, P.O.,
                 0.00%,  11/25/23 <F14>                       244
       4,050     Series: 1995-11, Class A, P.O.,
                 0.00%,  1/25/24 <F14>                      2,802
         113     Series: 1994-57, Class C, P.O.,
                 0.00%,  1/25/24 <F14>                         79
          55     Series: 1991-127, Class SA,
                 11.157%, 9/25/98                              56
                                                           ------
                                                            7,731
                                                           ------

               Mortgage Backed Securities - 1.5%
               FHLMC
           2     11.00%, 11/1/00                                2
         239     8.75%,  9/1/01                               246
          15     10.25%, 4/1/06                                16
          15     10.00%, 11/1/10                               17
           9     10.75%, 6/1/12                                10
         106     10.50%, 11/1/13 - 5/1/18                     116
           7     12.75%, 2/1/14                                 8
          16     11.50%, 3/1/15                                18
          18     11.25%, 12/1/15                               19
           2     6.50%,  6/1/04                                 2
               FNMA
         133     10.50%, 4/1/12                               145
          28     11.50%, 8/1/14                                31
           8     11.25%, 2/1/16                                 8
               GNMA
          59     10.50%, 7/15/98 - 11/15/15                    62
           8     11.50%, 12/15/98 - 7/20/15                    10
          76     12.00%, 5/15/99 - 3/15/15                     83
          25     10.75%, 11/15/00 - 1/15/04                    27
          42     11.00%, 11/15/00 - 1/15/18                    46
          54     7.50%,  5/15/02                               55
         135     10.00%, 10/15/03 - 7/15/20                   147
          89     9.50%,  11/20/05 - 6/15/16                    95
           5     12.50%, 10/15/13 - 2/20/15                     5
         149     9.00%,  6/15/16 - 1/15/21                    157
                                                            -----
                                                            1,325
                                                           ------
               Total U.S. Government Agencies
               (cost $8,760)                                9,056
                                                           ------

               U.S. GOVERNMENT OBLIGATIONS - 38.9%

               U.S. Treasury Bonds
      14,220     6.75%,  5/31/99                           14,571
      19,125     7.125%, 2/15/23                           20,299
                                                           ------

               Total U.S. Government Obligations
               (cost $34,079)                              34,870
                                                           ------



               FLOATING RATE BANK NOTES - 10.6%

       4,075   Bergen Bank Euroclear,
               4.125%, 2/29/96                              3,077
       2,720   Den Norske Credit Bank,
               6.21%, 2/29/96                               2,116
               Hong Kong and Shanghai Bank,
       1,645     6.75%,  2/23/96                            1,322
       1,450     Series: 2, 5.00%, 12/14/96                 1,162
       2,200   Lloyds Bank PLC,
               6.34%, 12/13/95                              1,843
                                                           ------
               Total Floating Rate Bank Notes
               (cost $9,539)                                9,520
                                                           ------

               SHORT-TERM INVESTMENTS - 8.9%

       3,567   Berliner Handels Und Frankfurter,
               Grand Cayman Islands,
               6.50%,    10/2/95                            3,567
       4,390   FHLB Discount Note,
               6.39%,    10/2/95                            4,388
                                                           ------

               Total Short-Term Investments
               (cost $7,955)                                7,955
                                                           ------

               Total Investments - 98.8%
               (cost $86,813)                              88,644

               Other Assets less Liabilities - 1.2%         1,086
                                                          -------

               NET ASSETS - 100.0%                        $89,730
                                                          =======


<F14>  Stripped securities represent the right to receive either future interest payments (Interest Only Stripped Securities) or principal payments (Principal Only Stripped Securities). The value of interest only stripped securities varies directly with changes in interest rates, while the value of principal only stripped securities varies inversely with changes in interest rates. At September 30, 1995, yields on these securities ranged from approximately 5% to 15%.
 <F15>  These private placement securities may require registration under the
Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At September 30, 1995, the value of these securities amounted to $912,000 or 1.0% of net assets.

INTERMEDIATE TAX-EXEMPT FUND

   Principal
      Amount                                               Value
      (000s)                                               (000s)
   ---------                                               ------

               MUNICIPAL INVESTMENTS - 97.5%

               Alabama - 1.2%
         280   City of Birmingham Public Building
               Authority Revenue Refunding Bond,
               6.70%, 1/15/97                                 288
         340   City of Birmingham Public Building
               Authority Revenue Refunding Bond,
               6.70%, 7/15/97                                 354
         280   City of Birmingham Public Building
               Authority Revenue Refunding Bond,
               6.80%, 7/15/98                                 297
         310   City of Birmingham Public Building
               Authority Revenue Refunding Bond,
               7.00%, 1/15/00                                 338
       1,400   Town of Mobile PCR Refunding Bond,
               Series: 1994 A (Alabama Power Co. Project),
               FRN, 4.85%, 10/20/95                         1,400
                                                           ------
                                                            2,677
                                                           ------

               Alaska - 0.5%
       1,250   Borough of North Slope G.O.
               Refunding Bond, Series: A,
               0.00%, 6/30/99                               1,051
                                                           ------

               Arizona - 4.4%
       2,250   City of Phoenix G.O. Refunding
               Bond, Series: A, 4.90%, 7/1/02               2,291
       1,500   City of Tucson IDA Association Project
               Bond, Prerefunded, 6.25%, 11/15/03           1,656
       1,000   County of Maricopa School District No.
               41 Gilbert G.O. Bond, Prerefunded, Series: C
               (FGIC Insured), 6.375%, 7/1/04               1,095
       2,000   County of Maricopa School District No.
               11 Peoria G.O. Bond, 5.60%, 7/1/07           2,000
       2,000   State of Arizona Transportation Board
               Highway Revenue Bond, Sub-Series: B,
               Prerefunded, 6.50%, 7/1/02                   2,237
         340   University of Arizona Revenue Bond,
               Series: A, 9.00%, 6/1/97                       366
         360   University of Arizona Revenue Bond,
               Series: A, 9.00%, 6/1/98                       402
                                                           ------
                                                           10,047
                                                           ------
               California - 7.6%
         690   City and County of San Francisco
               International Airport Commission Revenue
               Refunding Bond, Second Series
               (MBIA Insured), 6.35%, 5/1/00                  744
       2,400   City of Irvine Limited Obligation
               Improvement Bond District 94-15, FRN,
               4.70%, 10/24/95                              2,400
       2,100   City of Irvine Water District
               (Capital Improvement Project), FRN,
               4.70%, 10/24/95                              2,100
       1,000   County of Foothill/Eastern Transportation
               Corridor Agency Toll Road Senior
               Lien Revenue Bond, Series: A,
               0.00%, 1/1/05                                  546
         530   County of Los Angeles COP, Radio
               Communication Systems Project,
               8.00%, 12/1/97                                 563
       4,000 County of Los Angeles Transportation and Communication Sales Tax Revenue Bond,
               Series: A, Prerefunded, 6.75%, 7/1/02        4,566
         670   County of San Bernardino Transportation
               Authority Sales Tax Revenue Bond, Series: A
               (MBIA Insured), 4.375%, 3/1/01                 669
       1,785   County of San Diego Transportation
               and Communication Sales Tax Revenue
               Refunding Bond, Series: A (FGIC Insured),
               5.20%, 4/1/05                                1,819
         670   M-S-R Public Power Agency Revenue Bond,
               Series: E, San Juan Project (MBIA Insured),
               7.25%, 7/1/00                                  744
         710   M-S-R Public Power Agency Revenue Bond,
               Series: B, San Juan Project (MBIA Insured),
               5.875%, 7/1/01                                 751
         610   State of California Department of Water
               Resources Revenue Bond, Series: F,
               7.10%, 12/1/99                                 659
         920   State of California G.O. Bond,
               6.00%, 9/1/01                                  982
         310   State of California G.O. Utilities Bond,
               6.60%, 10/1/00                                 338
         490   State of California Public Works Board
               Lease Revenue Bond, Series: A,
               Department of Corrections State Prisons,
               7.20%, 11/1/96                                 513
                                                           ------
                                                           17,394
                                                           ------

               Colorado - 2.4%
       1,000   City and County of Denver Revenue
               Refunding Bond, Series: D, 5.25%, 8/1/00     1,036
       1,000   City and County of Denver Revenue
               School District COP, Prerefunded,
               6.75%, 12/1/02                               1,135
         310   City of Denver Metropolitan Major League
               Baseball Stadium District Sales Tax Revenue
               Bond (FGIC Insured), 3.40%, 10/1/96            308
         380   City of Denver Metropolitan Major League
               Baseball Stadium District Sales Tax Revenue
               Bond (FGIC Insured), 4.00%, 10/1/99            376
         310   City of Denver Metropolitan Major League
               Baseball Stadium District Sales Tax Revenue
               Bond (FGIC Insured), 4.15%, 10/1/00            306
       1,070   City of Denver Metropolitan Major League
               Baseball Stadium District Sales Tax Revenue
               Bond (FGIC Insured), 4.30%, 10/1/01          1,057
         610   City of Thornton G.O. Bond (FGIC Insured),
               5.40%, 12/1/00                                 637
         610   Metropolitan Wastewater Reclamation
               District Gross Revenue Refunding Bond,
               Series: B (MBIA Insured), 6.75%, 4/1/03        687
                                                           ------
                                                            5,542
                                                           ------

               Connecticut - 1.1%
       2,650   State of Connecticut Special Tax
               Obligation Revenue Refunding Bond
               (FGIC Insured), 4.40%, 10/1/01               2,625
                                                          -------

               Delaware - 0.3%
         710   County of New Castle G.O. Refunding
               Bond, Prerefunded, 8.10%, 10/15/95             725
                                                          -------

               District of Columbia - 1.0%
       2,000   District of Columbia G.O. Unlimited
               Revenue Bond, Prerefunded, 7.40%, 6/1/00     2,276
                                                           ------

               Florida - 10.2%
       4,500   City of Palm Bay Prerefunded
               Bond Utility Project B, 6.20%, 10/1/02       5,010
         380   County of Broward School District
               G.O. Bond, 6.75%, 2/15/00                      413
         800   County of Dade School District Revenue
               Bond (FGIC Insured), 6.00%, 8/1/01             840
       2,610   County of Duval School District G.O.
               Refunding Bond (AMBAC Insured),
               5.80%, 8/1/01                                2,781
         380   Jacksonville Electric Authority Revenue
               Bond, St. John's River Power Systems,
               9.20%, 10/1/95                                 380
       1,530   Jacksonville Electric Authority Revenue
               Bond, Fourth Series, St. John's
               River Obligation, 6.40%, 10/1/00             1,652
       1,500   Jacksonville Electric Authority Revenue
               Bond, 6.50%, 10/1/01                         1,638
       2,270   State of Florida, Department of
               Environmental Protection: PRSV 2000-A
               (AMBAC Insured), 5.50%, 7/1/06               2,359
       3,000   State of Florida, Department of
               Environmental Protection: PRSV 2000-A
               (AMBAC Insured), 5.50%, 7/1/07               3,086
       4,500   State of Florida, Municipal Power
               Agency Revenue Stanton 2 (AMBAC
               Insured), Prerefunded, 6.50%, 10/1/02        5,087
                                                          -------
                                                           23,246
                                                          -------

               Georgia - 6.4%
       2,000 Cobb-Marietta Coliseum and Exhibition Hall Authority Revenue Bond, Prerefunded
               (MBIA Insured), 6.75%, 10/1/01               2,259
         600   County of Burke Development Authority
               Pollution Control Revenue Bond, FRN,
               4.85%, 10/20/95                                600
         310   County of Gwinnett Water and Sewer
               Authority, Water Revenue Improvement
               Bond, Series: 1985, Escrowed to Maturity,
               7.75%, 8/1/96                                  320
         870   County of Gwinnett Water and Sewer
               Authority, Water Revenue Refunding Bond,
               Escrowed to Maturity, 8.20%, 8/1/99            986
         310   County of Monroe Development Authority,
               Oglethorp Power Corp. Pollution Control
               Project Revenue Bond, 10.60%, 1/1/97           336
       1,085   Georgia Municipal Electric Authority Power
               Revenue Bond, Series: L, 7.50%, 1/1/98       1,146
         610   State of Georgia G.O. Bond, Series: A,
               7.70%, 2/1/98                                  658
         610   State of Georgia G.O. Bond, Series: C,
               7.70%, 4/1/99                                  678
       2,235   State of Georgia G.O. Bond, Series: E,
               5.50%, 7/1/03                                2,365
       5,000   State of Georgia G.O. Bond, Series: D,
               5.50%, 8/1/06                                5,241
                                                          -------
                                                           14,589
                                                          -------

               Hawaii - 1.3%
         310   State of Hawaii G.O. Bond, Series: BD,
               Prerefunded, 8.40%, 11/1/95                    316
         310   State of Hawaii G.O. Bond, Series: AM,
               5.25%, 2/1/97                                  310
         610   State of Hawaii G.O. Bond, 4.50%, 4/1/97       610
       1,800   State of Hawaii G.O. Refunding Bond,
               Series: CI, 4.10%, 11/1/01                   1,750
                                                          -------
                                                            2,986
                                                          -------
               Illinois - 2.3%
       2,000   Chicago Park District Tax Anticipation
               Warrants, Series: A, 5.00%, 10/30/96         2,021
         310   City of Joliet Gas Supply, Peoples Gas
               Light and Coke Project Revenue Bond,
               8.00%, 6/1/99                                  346
         340   City of Waukegan G.O. Refunding Bond
               (FGIC Insured), 8.60%, 1/1/96                  344
         310   County of McLean School District No. 087
               G.O. Refunding Bond, 5.40%, 2/1/99             318
         310   County of McLean Public Building
               Commission, Law and Justice Center Project
               Revenue Bond, 7.10%, 11/1/00                   344
         882   Illinois Toll Highway Authority of Northern
               Illinois Revenue Bond, Series: 1995,
               Prerefunded, 4.75%, 7/1/97                     882
         140   Northwest Suburban Municipal Joint Action
               Water Supply System Revenue Bond
               (MBIA Insured), 9.20%, 5/1/96                  144
         310   State of Illinois Capital Development
               G.O. Bond, Series: 1972 A, 3.25%, 8/1/97       303
         320   State of Illinois G.O. Bond, 8.125%, 6/1/96    329
         310   State of Illinois Sales Tax Revenue Bond,
               Series: J, 6.90%, 6/15/01                      338
                                                          -------
                                                            5,369
                                                          -------
               Indiana - 1.0%
       2,000   Indiana University Revenue Refunding
               Bond, Series: K, 4.80%, 8/1/04               1,979
                                                          -------

               Kansas - 1.4%
       3,240   City of Kansas City G.O.
               Unlimited Refunding Bond,
               Series: A (MBIA Insured), 5.20%, 9/1/06      3,282
                                                          -------

               Kentucky - 1.4%
       1,235   State of Kentucky Property and Buildings
               Commission Revenue Refunding Bond,
               Project No. 55 (MBIA Insured),
               4.50%, 9/1/02                                1,216
       2,000   State of Kentucky Turnpike
               Authority Revenue Refunding Bond,
               (Economic Development Road
               Revitalization Project) (AMBAC Insured),
               5.00%, 7/1/02                                2,043
                                                          -------
                                                            3,259
                                                          -------
               Maine - 0.2%
         310   State of Maine G.O. Bond,
               8.50%, 3/1/99                                  350
                                                          -------
               Maryland - 0.4%
       1,000   Maryland Department of
               Transportation Revenue Refunding
               Bond, 4.375%, 12/15/03                         971
                                                          -------
               Massachusetts - 3.3%
       2,000   State of Massachusetts G.O. Refunding Bond,
               Series: A, 6.25%, 7/1/02                     2,174
       1,000   State of Massachusetts G.O. Refunding Bond,
               Series: B, 5.10%, 11/1/02                    1,022
       1,500   State of Massachusetts G.O. Refunding Bond,
               Series: C, 4.70%, 8/1/02                     1,495
       2,000   State of Massachusetts Water Reserve
               Authority General Revenue Bond, Series: A,
               Prerefunded, 6.50%, 7/15/02                  2,245
         610   State of Massachusetts Water Reserve
               Authority General Revenue Bond, Series: C,
               4.90%, 12/1/02                                 613
                                                          -------
                                                            7,549
                                                          -------
               Michigan - 1.8%
       3,000   Chippewa Valley Schools G.O. Building and
               Site Bond, Prerefunded (FGIC Insured),
               6.375%, 5/1/01 <F16>                         3,302
         870   City of Lansing Limited Tax G.O. Bond,
               Escrowed to Maturity, 4.75%, 10/1/00           884
                                                           ------
                                                            4,186
                                                           ------
               Missouri - 0.3%
         650   State of Missouri Health and Education
               Facilities Authority Revenue Refunding
               Bond, Series: A, Prerefunded,
               6.875%, 2/15/01                                728
                                                           ------
               Nebraska - 1.6%
       2,500   City of Omaha Public Power
               Electric Revenue Refunding Bond,
               Series: A, 4.85%, 2/1/00                     2,542
       1,000   State of Nebraska Public Power District
               Supply System Revenue Bond, Series: B,
               4.80%, 1/1/03                                  994
                                                           ------
                                                            3,536
                                                           ------
               Nevada - 1.8%
         310   City of Las Vegas G.O. Refunding Bond
               (MBIA Insured), 7.10%, 11/1/97                 328
         590   City of Las Vegas G.O. Refunding Bond,
               Prerefunded (MBIA Insured),
               6.80%, 1/1/99                                  644
         310   County of Clark Las Vegas Convention and
               Visitors Refunding Bond (FGIC Insured),
               8.00%, 7/1/99                                  328
       1,240   County of Clark Sanitation District
               G.O. Bond, Series: A, Prerefunded,
               6.70%, 7/1/02                                1,396
         310   County of Clark School District
               Group No. 1 G.O. Bond (FGIC Insured),
               7.00%, 5/1/98                                  330
         620   Las Vegas-Clark County Library District
               G.O. Bond (FGIC Insured), 4.00%, 2/1/01        601
         310   State of Nevada Bond Bank Refunding Bond,
               Escrowed to Maturity, 7.625%, 5/1/01           352
         150   State of Nevada Lake Tahoe Preservation
               Bond, Prerefunded, 7.20%, 8/1/98               164
                                                           ------
                                                            4,143
                                                           ------
               New Hampshire - 0.3%
         620   City of Manchester G.O. Refunding Bond,
               Series: B, 4.70%, 7/1/01                       622
                                                           ------
               New Jersey - 0.7%
       1,500   State of New Jersey Transportation
               Authority Revenue Bond, Escrowed to
               Maturity, 4.625%, 6/15/02                    1,503
                                                           ------
               New Mexico - 0.5%
         640   City of Albuquerque Joint Water and Sewer
               System Revenue Bond, Series: A,
               4.00%, 7/1/99                                  632
         610   County of Bernalillo G.O. Bond,
               3.875%, 8/1/03                                 570
                                                           ------
                                                            1,202
                                                           ------
               New York - 8.0%
       2,000   City of New York G.O. Bond, Series: C-1,
               Prerefunded, 6.375%, 8/1/02                  2,236
       2,730   City of New York G.O. Bond, Series: C-1,
               Prerefunded, 6.40%, 8/1/02                   3,054
         500   City of New York Variable Rate
               Demand Note, Sub-Series: B-2, FRN,
               4.70%, 10/20/95                                500
       1,000   State of New York Dormitory Authority State
               University Revenue Refunding Bond,
               Series: B, Prerefunded, 7.25%, 5/15/00       1,134
       3,300   State of New York Local Government
               Assistance Corp. Revenue Bond, Series: A,
               Prerefunded, 7.00%, 4/1/01                   3,753
         610   State of New York Local Government
               Assistance Corp. Revenue Refunding
               Bond, Series: D, 4.375%, 4/1/01                600
         530   State of New York Local Government
               Assistance Corp. Revenue Refunding
               Bond, Series: E, 4.50%, 4/1/02                 521
       4,250   State of New York Medical Care
               Facilities Financial Agency Revenue
               Refunding Bond, Series: F (MBIA Insured),
               6.00%, 8/15/03                               4,578
       1,690   State of New York Power Authority
               Revenue and General Purpose Bond,
               Series: W, 6.40%, 1/1/00                     1,828
                                                          -------
                                                           18,204
                                                          -------
               North Carolina - 1.0%
       2,410   North Carolina Eastern Municipal
               Power System Revenue Refunding Bond,
               Series: C, 5.00%, 1/1/02                     2,353
                                                           ------
               Ohio - 2.0%
       1,530   State of Ohio Building Authority Revenue
               Refunding Bond, State Correctional
               Facilities, Series: A, 3.15%, 10/1/95        1,530
         770   State of Ohio Building Authority Revenue
               Refunding Bond, State Correctional
               Facilities, Series: A, 3.80%, 10/1/97          764
         920   State of Ohio Building Authority Revenue
               Refunding Bond, State Correctional
               Facilities, Series: A, 4.10%, 10/1/99          910
       1,435   State of Ohio Public Facilities
               Community Mental Health
               Facilities, Series: 2-B, 4.25%, 6/1/00       1,419
                                                           ------
                                                            4,623
                                                           ------
               Oregon - 2.3%
         540   Counties of Clackamas and Washington
               School District No. 003 G.O. Bond,
               7.00%, 8/1/02                                  612
         850   County of Washington School District
               No. 48J G.O. Refunding Bond, Series: B,
               4.10%, 9/1/02                                  820
         910   County of Washington School District
               No. 48J G.O. Refunding Bond, Series: B,
               4.20%, 9/1/03                                  873
         940   County of Washington School District
               No. 48J G.O. Refunding Bond, Series: B,
               4.25%, 9/1/04                                  893
         920   Port of Portland G.O. Bond, Series: A,
               3.90%, 3/1/99                                  908
         770   State of Oregon G.O. Bond, 7.30%, 3/1/98       817
         310   State of Oregon Metropolitan Service
               District Metropolitan Headquarters
               Building Project General Revenue Bond,
               Series: A, Prerefunded, 6.75%, 7/1/99          341
                                                           ------
                                                            5,264
                                                           ------
               Pennsylvania - 4.4%
       3,000   City of Philadelphia Hospitals and Higher
               Educational Facilities Revenue Bond,
               Series: A, Prerefunded (FGIC Insured),
               6.50%, 2/15/02                               3,351
       4,320   City of Pittsburgh Water and Sewer
               Authority Revenue Refunding Bond,
               Series: A, Prerefunded (FGIC Insured),
               6.00%, 9/1/01                                4,642
       1,000   State of Pennsylvania G.O. Bond,
               Series: 3 (FGIC Insured), 4.50%, 9/1/02        991
       1,140   State of Pennsylvania G.O. Refunding
               Bond, Prerefunded, 8.00%, 12/15/95           1,172
                                                           ------
                                                           10,156
                                                           ------
               South Carolina - 3.0%
         340   City of Charleston Water Works and
               Sewer Revenue Refunding and
               Improvement Bond, 5.40%, 1/1/01                351
       1,000   State of South Carolina G.O. Capital
               Improvement Refunding Bond,
               4.10%, 4/1/01                                  983
         460   State of South Carolina G.O. Bond,
               Sub-Series: U-A, 7.60%, 2/1/97                 481
         310   State of South Carolina G.O. Bond,
               Series: W, 7.25%, 5/1/98                       333
       2,650   State of South Carolina Public Service
               Authority Revenue Refunding Bond,
               Series: B (FGIC Insured), 6.50%, 1/1/04      2,935
       1,700   State of South Carolina Public Service
               Authority Revenue Refunding Bond,
               Series: B (FGIC Insured), 6.50%, 1/1/05      1,887
                                                           ------
                                                            6,970
                                                           ------
               Tennessee - 1.4%
         310   City of Memphis Electric System
               Revenue Bond, 6.30%, 1/1/99                    329
         685   City of Memphis G.O. Refunding
               Bond, Series: A, 4.50%, 8/1/01                 684
       1,870   Counties of Nashville and Davidson
               Metropolitan Government G.O. Refunding
               Bond, 4.50%, 5/15/02                         1,854
         310   State of Tennessee G.O. Bond,
               5.50%, 3/1/97                                  317
                                                           ------
                                                            3,184
                                                           ------
               Texas - 12.3%
         640   City of Arlington Refunding G.O.
               Bond, 4.90%, 8/15/02                           650
         610   City of Dallas G.O. Refunding Bond,
               3.70%, 8/15/96                                 609
       1,800   City of Dallas Waterworks and Sewer
               System Revenue Refunding Bond,
               Series: A, 4.60%, 4/1/01                     1,799
       2,000   City of Houston G.O. Refunding Bond,
               Series: D, 8.50%, 3/1/03                     2,007
         460   City of Houston Water Conveyance
               System COP Refunding Bond, Series: D
               (AMBAC Insured), 6.375%, 12/15/00              501
         770   City of Houston Water Conveyance
               System COP Refunding Bond, Series: D
               (AMBAC Insured), 6.375%, 12/15/01              852
         310   City of San Antonio Electric and Gas
               Revenue Refunding Bond, Series: A,
               7.00%, 2/1/01                                  336
         360   City of San Antonio G.O. Bond,
               Escrowed to Maturity, 8.90%, 12/15/95          364
         610   County of Harris Flood Control District
               Refunding Bond, Prerefunded,
               9.00%, 10/1/95                                 610
       7,450   County of Harris Revenue Refunding
               Senior Lien Toll Road Bond
               (AMBAC Insured), 4.95%, 8/15/06 <F16>        7,376
       1,600   County of Harris Health Facilities
               Development Corp. Hospital Revenue
               Bond,  Series: 1992 A, FRN,
               4.85%, 10/20/95                              1,600
      11,275   State of Texas TRAN, Series: A,
               4.75%, 8/30/96                              11,356
                                                          -------
                                                           28,060
                                                          -------
               Utah - 2.4%
       1,570   Intermountain Power Agency Power
               Supply Revenue Refunding Bond,
               Series: A, 4.75%, 7/1/02                     1,562
       4,030   Intermountain Power Agency Power
               Supply Revenue Refunding Bond,
               Series: C, 4.70%, 7/1/02                     3,995
                                                          -------
                                                            5,557
                                                          -------
               Virginia - 4.3%
       5,000   County of Fairfax G.O. Refunding
               Bond, Series: C, 4.60%, 5/1/01               5,027
       1,400   County of Fairfax Industrial
               Development Authority Revenue
               Bond, Series: A, FRN, 3.95%, 10/4/95         1,400
       1,240   State of Virginia Housing Development
               Authority Multifamily Housing
               Revenue Bond, 4.50%, 11/1/98                 1,241
         610   State of Virginia Public School Authority
               Revenue Refunding Bond, Series: B,
               4.50%, 1/1/00                                  612
       1,620   State of Virginia Public School Authority
               Revenue Bond, Series: 1987 C,
               4.50%, 1/1/01                                1,618
                                                          -------
                                                            9,898
                                                          -------
               Washington - 1.9%
         450   City of Seattle Limited Tax G.O. Bond,
               7.00%, 3/1/01                                  503
         370   City of Tacoma Electric System Revenue
               Bond, Series: A (AMBAC Insured),
               7.375%, 1/1/00                                 410
         560   County of King G.O. Bond, Series: A,
               Prerefunded, 6.90%, 12/1/00                    621
         920   County of King Renton School District
               No. 403 G.O. Bond, 7.125%, 12/1/01           1,035
         550   County of Kitsap Central Kitsap School
               District No. 401 G.O. Refunding Bond,
               Series: A, 6.05%, 12/1/00                      586
         310   County of Pierce Fife School District
               No. 417 G.O. Bond, Series: A,
               7.85%, 12/1/01                                 360
         310   County of Pierce Puyallup School District
               No. 003 G.O. Bond, 7.75%, 12/1/01              359
         500   County of Snohomish Edmonds School
               District No. 015 G.O. Refunding Bond,
               7.00%, 12/1/01                                 560
                                                           ------
                                                            4,434
                                                           ------
               Wisconsin - 1.1%
       1,480   City of Kenosha Unit School District
               No. 0001 G.O. Promissory Note,
               Prerefunded, 6.80%, 4/1/99                   1,593
       1,000   State of Wisconsin G.O. Refunding Bond,
               Series: 4, 4.00%, 11/1/00                      979
                                                          -------
                                                            2,572
                                                          -------
               Total Municipal Investments
               (cost $217,632)                            223,112
                                                          -------

      Number
   of Shares
      (000s)
  ----------

               OTHER - 1.1%

       2,547   Provident Municipal Fund                     2,547
                                                          -------
               Total Other
               (cost $2,547)                                2,547
                                                          -------
               Total Investments - 98.6%
               (cost $220,179)                            225,659

               Other Assets less Liabilities - 1.4%         3,104
                                                         --------

               NET ASSETS - 100.0%                       $228,763
                                                         ========



<F16> A portion of this security is pledged as collateral for when-issued purchase commitments outstanding as of September 30, 1995.


See Notes to the Financial Statements.
Schedules of Investments  September 30, 1995 (Unaudited)

TAX-EXEMPT FUND
   Principal
      Amount                                               Value
      (000s)                                               (000s)
   ---------                                              -------

               MUNICIPAL INVESTMENTS - 100.3%

               Arizona - 8.9%
     $   320   County of Cochise School District #68
               Sierra Vista G.O. Bond (FGIC Insured),
               9.00%, 7/1/03                               $  405
       2,600   County of Maricopa Pollution Control PCR
               Palo Verde Project Bond, Series: 94 C, FRN,
               4.85%, 10/2/95                               2,600
       3,000   County of Maricopa School District #41
               Gilbert G.O. Bond, 6.25%, 7/1/15             2,983
       1,260   County of Maricopa School District #69
               Paradise Valley G.O. Bond, Series: 91 B,
               8.50%, 7/1/06                                1,608
         680   County of Maricopa School District #11
               Peoria G.O. Bond (AMBAC Insured),
               6.70%, 7/1/07                                  780
       1,500   County of Maricopa School District #11
               Peoria G.O. Bond Unified Project 1991,
               5.50%, 7/1/10                                1,444
         800   State Transportation Board Excise Tax
               Revenue Bond (AMBAC Insured),
               5.75%, 7/1/05                                  853
                                                           ------
                                                           10,673
                                                           ------
               California - 10.6%
          90   City of Fresno Sewer System Revenue
               Bond, Series: 1993 A-1 (AMBAC Insured),
               4.75%, 9/1/21                                   76
       2,760   City of Los Angeles Convention and
               Exhibition Center Project Bond,
               Prerefunded, 9.00%, 12/1/05                  3,674
       4,000   County of Foothill/Eastern Transportation
               Toll Road Revenue Bond, Series: 1995 A,
               6.00%, 1/1/16                                3,789
       1,150   State of California Public Works Revenue
               Bond, Series: 1991 A-Calpatria,
               6.10%, 9/1/02                                1,222
       4,000   State of California Public Works Revenue
               Bond, Series: 1993 E-Mandera,
               5.50%, 6/1/15                                3,692
         230   Walnut Valley Unified School District
               G.O. Bond, Series: 91 A (MBIA Insured),
               6.00%, 8/1/13                                  239
                                                           ------
                                                           12,692
                                                           ------
               Connecticut - 0.4%
         460   State Special Tax Transportation
               Infrastructure Bond, Series: 1990 A,
               7.125%, 6/1/10                                 539
                                                           ------
               Florida - 11.9%
       1,000   City of Miami Beach Water and
               Sewer Revenue Bond (FSA Insured),
               5.375%, 9/1/15                                 957
       3,120   City of Orlando Utilities Commission
               Water and Electric Revenue Bond,
               Series: 89 D, 6.75%, 10/1/17                 3,545
         630   County of Polk Utility System Revenue
               Bond, Series: 91 (FGIC Insured),
               6.00%, 10/1/08                                 679
       3,000   County of St. Lucie Power and
               Light Co. Project Bond, Series: 95, FRN,
               4.50%, 10/2/95                               3,000
         480   State of Florida Board of Education Capital
               Outlay G.O. Bond, Series: 1985,
               9.125%,  6/1/14                                667
       3,670   State of Florida G.O. Bond,
               Broward County, 10.00%, 7/1/14               5,462
                                                           ------
                                                           14,310
                                                           ------
               Georgia - 3.6%
       1,120   County of Gwinnett School District
               G.O. Bond, Series: 1993, 4.00%, 2/1/12         913
       1,060   County of Gwinnett School District
               G.O. Bond, Series: 1994, 4.50%, 2/1/12         925
       2,300   Georgia Municipal Electric Authority
               Power Revenue Bond, Series: 1992 B
               (FGIC Insured), 6.375%, 1/1/16               2,459
                                                           ------
                                                            4,297
                                                           ------
               Illinois - 9.7%
       1,835   City of Chicago G.O. Bond, Series: 1993 B
               (AMBAC Insured), 5.125%, 1/1/15              1,666
       4,610   City of Chicago G.O. Bond, Series: 1993 B
               (AMBAC Insured), 5.125%, 1/1/22              4,096
       1,480   City of Chicago Water Revenue Refunding
               Bond, Series: 1993 (FGIC Insured),
               4.125%, 11/1/13                              1,156
       1,430   County of Winnebago and Boone School
               District No. 205 Rockford G.O. Bond
               (FGIC Insured), 6.00%, 2/1/08                1,512
       2,000   State of Illinois Educational Facilities
               Authority Loyola Univ. Revenue Refunding
               Bond, Series: 91, 7.125%, 7/1/21             2,147
       1,150   State of Illinois Refunding G.O. Bond,
               Series: 1994, 4.60%, 12/1/05                 1,092
                                                           ------
                                                           11,669
                                                           ------
               Indiana - 8.0%
         400   City of Indianapolis Gas Revenue
               Bond, Series: 1986 B (FGIC Insured),
               5.00%, 6/1/06                                  395
         410   City of Indianapolis Gas Revenue
               Bond, Series: 1986 B (FGIC Insured),
               4.00%, 6/1/08                                  362
         690   City of Indianapolis Gas Revenue
               Bond, Series: 1986 B (FGIC Insured),
               3.50%, 6/1/18                                  484
         970   County of Hamilton Public Building
               Corporation First Mortgage Bond,
               7.25%, 8/1/13                                1,134
       2,000   County of Marion Convention and
               Recreational Facility Rental Revenue Bond,
               Series: A (AMBAC Insured), 7.00%, 6/1/21     2,192
         420   Indiana Municipal Power Agency Revenue
               Bond, Series: 1993 B (MBIA Insured),
               6.00%, 1/1/12                                  437
       1,290   State of Indiana Office Building
               Commission Bond, Series: 1990 B
               (MBIA Insured), 7.40%, 7/1/15                1,532
       3,305   State of Indiana Transportation Authority
               Airport Finance Revenue Bond,
               Series: 1995 A, 5.50%, 11/1/12               3,086
                                                           ------
                                                            9,622
                                                           ------
               Massachusetts - 2.2%
       2,955   State of Massachusetts Transportation
               Authority Bond, Series: 95 B,
               5.25%, 3/1/16                                2,699
                                                           ------
               Montana - 0.1%
         190   University of Montana Higher Education
               Revenue Bond, Series: 93 A
               (MBIA Insured), 4.50%, 11/15/15                161
                                                           ------
               Nevada - 3.4%
       1,000   City of Carson School District G.O.
               Refunding Bond, Series: 1993
               (AMBAC Insured), 4.50%, 4/1/11                 847
       1,150   County of Clark Sanitation District
               G.O. Bond, Prerefunded,
               6.60%, 7/1/02                                1,288
       1,150   County of Clark Sanitation District
               G.O. Bond, Prerefunded,
               6.75%, 7/1/02                                1,298
         580   State of Nevada Municipal Bond Bank
               G.O. Bond, Project 20-23A,
               Escrowed to Maturity, 7.20%, 7/1/06            620
                                                           ------
                                                            4,053
                                                           ------
               New York - 10.9%
       1,600   City of New York Sub-Series: 93 E-4, FRN,
               4.75%, 10/2/95                               1,600
         700   City of New York Municipal Assistance
               Corp. Bond, Series: 67, 7.625%, 7/1/08         784
       1,450   New York Power Authority Revenue Bond,
               Series: 84 R, Prerefunded, 7.00%, 1/1/10     1,697
       3,000   State of New York Dormitory Authority
               Revenue State University Bond,
               Series: 93 A, 5.25%, 5/15/15                 2,702
       4,000   State of New York Local Government
               Assistance Corp. Revenue Bond, Series: A,
               Prerefunded, 7.00%, 4/1/01                   4,550
       1,720   Triborough Bridge and Tunnel Authority
               Bond, 6.00%, 1/1/12                          1,781
                                                          -------
                                                           13,114
                                                          -------
               North Carolina - 4.0%
         610   North Carolina Eastern Municipal Power
               Revenue Refunding Bond, Series: 91 A,
               Escrowed to Maturity, 6.50%, 1/1/18            669
       3,850   North Carolina Eastern Municipal Power
               Revenue Refunding Bond, Series: 93 B,
               7.00%, 1/1/08                                4,137
                                                           ------
                                                            4,806
                                                           ------
               Oklahoma - 1.2%
       1,380   McGee Creek Water Revenue Authority
               Bond, Series: 92 (MBIA Insured),
               6.00%, 1/1/13                                1,434
                                                           ------
               Oregon - 0.3%
         230   State of Oregon G.O. Bond, Series: 66,
               10.50%, 6/1/02                                 307
                                                           ------
               Pennsylvania - 0.9%
       1,010   State of Pennsylvania G.O. Bond,
               Series: 92, 6.00%, 7/1/09                    1,060
                                                           ------
               South Carolina - 2.0%
       1,090   City of Columbia Water and Sewer
               System Revenue Refunding Bond,
               5.50%, 2/1/09                                1,089
       1,270   Piedmont Municipal Power Agency
               Electric Revenue Bond, Series: 88 A
               (AMBAC Insured), 7.40%, 1/1/18               1,377
                                                           ------
                                                            2,466
                                                           ------
               Texas - 13.0%
         490   Channelview Independent School District
               PSF Guaranteed Bond, 4.75%, 8/15/12            428
         600   City of Austin Utilities System Combined
               Revenue Bond, Series: 1986 C,
               Prerefunded, 7.30%, 11/15/01                   687
       1,050   Coastal Industrial Water Authority Water
               Revenue Bond, Escrowed to Maturity,
               6.375%, 12/15/07                             1,073
       1,030   Colorado River Municipal Water District
               Bond, Prerefunded, 9.50%, 1/1/01             1,260
       5,500   Harris County Toll Road Revenue Bond
               Senior Lien, Series: 94 (FGIC Insured),
               5.375%, 8/15/20                              5,132
         920   Spring Independent School District Bond,
               PSF Guaranteed, 4.875%, 8/15/10                847
       5,000   State of Texas Tax and Revenue Bond,
               Series: 95 A, 4.75%, 8/30/96                 5,036
       1,145   Texas Municipal Power Agency Revenue
               Refunding Bond, Series: 93 (MBIA Insured),
               5.25%, 9/1/08                                1,138
                                                           ------
                                                           15,601
                                                           ------
               Utah - 0.9%
       1,050   Intermountain Power Agency Bond,
               Series: 1987 D, 8.625%, 7/1/21               1,147
                                                           ------

               Virginia - 1.7%
       2,000   County of Loudoun Residential Care
               Facility Revenue Bond, Series: 94 B, FRN,
               4.60%, 10/2/95                               2,000
                                                           ------

               Washington - 6.0%
       1,150   County of Clark School District No. 37
               Vancouver G.O. Bond, 6.375%, 12/1/09         1,246
         750   County of King G.O. Bond, Series: 1993 B,
               4.50%, 1/1/12                                  633
         690   State of Washington G.O. Bond,
               Series: 90 A, 6.75%, 2/1/10                    774
       4,000   Washington Public Power Supply System
               #2 Bond, Series: 90 A, Prerefunded,
               7.625%, 7/1/00                               4,598
                                                           ------
                                                            7,251
                                                           ------
               Wyoming - 0.6%
         690 County of Platte PCR Basin Electric Project Refunding Bond, Series: 94 A,
               5.10%, 1/1/08                                  670
                                                           ------
               Total Municipal Investments
               (cost $117,828)                            120,571
                                                          -------
      Number
   of Shares
      (000s)
   ---------

               OTHER - 0.5%

         563   Provident Municipal Fund                       563
                                                         --------
               Total Other
               (cost $563)                                    563
                                                         --------
               Total Investments - 100.8%
               (cost $118,391)                            121,134

               Liabilities less Other Assets - (0.8)%       (974)
                                                         --------
               NET ASSETS - 100.0%                       $120,160
                                                         ========
See Notes to the Financial Statements.
Schedules of Investments  September 30, 1995 (Unaudited)

INTERNATIONAL FIXED INCOME FUND

   Principal
     Amount/
       Local
    Currency                                               Value
      (000s)                                               (000s)
   ---------                                               ------

               DEBT OBLIGATIONS - 95.2%

               Australian Dollar - 6.2%
         490   Commonwealth of Australia,
               10.00%, 10/15/02                             $ 401
         690   Province of Queensland - Treasury,
               8.00%, 5/14/97                                 525
                                                            -----
                                                              926
                                                            -----
               Belgian Franc - 1.9%
               Kingdom of Belgium
         300     10.00%, 8/2/00                                12
       7,000      9.00%,  6/27/01                             269
                                                            -----
                                                              281
                                                            -----
               British Pound Sterling - 8.3%
         125   Abbey National PLC,
               6.00%, 8/10/99                                 185
         665   Treasury of Great Britain,
               8.00%, 6/10/03                               1,052
                                                            -----
                                                            1,237
                                                            -----
               Canadian Dollar - 7.5%
         525   Government of Canada,
               6.50%, 9/1/98                                  382
         375   Province of Ontario,
               7.25%, 9/27/05                                 257
         575   Province of Quebec,
               10.25%, 10/15/01                               471
                                                           ------
                                                            1,110
                                                           ------
               Danish Krone - 4.6%
       3,850   Kingdom of Denmark,
               8.00%, 3/15/06                                 692
                                                           ------
               French Franc - 7.8%
       2,300   Electric De France,
               8.60%, 4/9/04                                  497
               Government of France
       2,000     8.50%, 3/12/97                               420
       1,100     8.25%, 2/27/04                               236
                                                           ------
                                                            1,153
                                                           ------
               German Mark - 21.3%
       3,100   Federal Republic of Germany,
               7.50%, 11/11/04                              2,295
         500   LKB Global Bond,
               6.00%, 5/10/99                                 359
         330   Republic of Austria,
               8.00%, 1/30/02                                 249
         380   Republic of Finland,
               5.50%, 2/9/01                                  260
                                                           ------
                                                            3,163
                                                           ------

               Italian Lira - 8.1%
               Treasury of Italy
   1,035,000     8.50%, 4/1/99                                595
   1,070,000     8.50%, 8/1/99                                606
                                                           ------
                                                            1,201
                                                           ------

               Japanese Yen - 17.2%
      55,000   Asian Development Bank,
               5.00%, 2/5/03                                  642
      34,000   European Bank for
               Reconstruction and Development,
               4.50%, 11/5/97                                 371
      15,000   European Investment Bank,
               5.875%, 11/26/99                               178
      80,000   International Bank for
               Reconstruction and Development,
               4.50%, 3/20/03                                 912
      29,000   International Finance Corp.,
               4.375%, 6/11/98                                319
      10,000   Japanese Development Bank,
               6.50%, 9/20/01                                 125
                                                           ------
                                                            2,547
                                                           ------
               Netherlands Guilder - 2.4%
         500   Dutch Government Treasury,
               8.50%, 3/15/01                                 350
                                                           ------
               Spanish Peseta - 4.3%
               Government of Spain
      25,000     11.45%, 8/30/98                              208
      51,000     11.30%, 1/15/02                              424
                                                           ------
                                                              632
                                                           ------
               Swedish Krona - 3.2%
       3,100   Kingdom of Sweden, 10.25%, 5/5/03              470
                                                           ------
               United States Dollar - 2.4%
         325   U.S. Treasury Note, 7.875%, 11/15/04           361
                                                           ------
               Total Debt Obligations
               (cost $13,284)                              14,123
                                                           ------
               EURODOLLAR TIME DEPOSITS - 0.7%

               United States Dollar
         106   Berliner Handels Und Frankfurter,
               Grand Cayman Islands,
               6.50%, 10/2/95                                 106
                                                            -----
               Total Eurodollar Time Deposits
               (cost $106)                                    106
                                                            -----
               Total Investments - 95.9%
               (cost $13,390)                              14,229

               Other Assets less Liabilities - 4.1%           615
                                                          -------

               NET ASSETS - 100.0%                        $14,844

                                                          =======



Statements of Assets and Liabilities  September 30, 1995 (Unaudited)
EQUITY FUNDS
                                                                                            SMALL     INTERNATIONAL  INTERNATIONAL
                                                    INCOME        GROWTH        SELECT       CAP          GROWTH         SELECT
                                                    EQUITY        EQUITY        EQUITY      GROWTH        EQUITY         EQUITY
Amounts in thousands, except per share data          FUND          FUND          FUND        FUND          FUND           FUND
                                                   --------      --------      -------     -------     -----------      ---------

ASSETS:
  Investments, at value (cost $41,826,
    $142,314, $19,686, $124,945, $153,300 and
    $81,592, respectively)                         $44,804       $167,596      $22,236     $133,807     $155,072         $83,580
    Cash and foreign currency                            7              2            3            5        1,812             111
  Unrealized appreciation on
    futures contracts                                    -              -            -           14            -               -

  Income receivable                                    333            221           19           99          264              65
  Receivable for foreign tax withheld                    -              -            -            -          183              40
  Receivable for securities sold                     1,488              -          134            -        6,324           1,501
  Receivable from Adviser                                3              1            2           29            4               6
  Deferred organization costs, net of
    accumulated amortization                            31             41           25           34           39              35
  Prepaid and other assets                               8             18            6           14           10              14
                                                   -------        -------      -------     --------      -------         -------
    Total Assets                                    46,674        167,879       22,425      134,002      163,708          85,352
                                                   -------        -------      -------     --------      -------         -------

LIABILITIES:
  Payable for securities purchased                     520            485          268        1,057        2,718             754
  Unrealized depreciation on forward foreign
    currency contracts                                   -              -            -            -           70               -
  Accrued investment advisory fees                       5             19            2           15           19              10
  Accrued administration fees                            1              4            1            1            2               2
  Accrued custody and accounting fees                    1              1            1            1           11               1
  Accrued transfer agent fees                            1              2            1            1            2               1
  Accrued registration fees and other liabilities        7             10            1           22           48              18
                                                   -------        -------      -------     --------      -------         -------
    Total Liabilities                                  535            521          274        1,097        2,870             786
                                                   -------        -------      -------     --------      -------         -------

NET ASSETS:
  Capital stock                                     43,187        141,436       18,918      115,586      159,083          85,001
  Undistributed net investment income                   49             59           65          702        1,446             336
  Accumulated net realized gains (losses) on:
    Investments and futures contracts                 (75)            204          615        7,741      (4,861)         (3,841)
    Foreign currency transactions                        -            377            3            -        4,374           1,078
  Accumulated distributions in excess of net
    realized gains                                       -              -            -            -        (932)               -
  Net unrealized appreciation (depreciation)
    on investments and futures contracts             2,978         25,282        2,550        8,876      (4,940)         (2,013)
  Net unrealized gains on translation of assets and
    liabilities denominated in foreign currencies        -              -            -            -        6,668           4,005
                                                   -------        -------      -------     --------      -------         -------
    Net Assets                                     $46,139       $167,358      $22,151     $132,905     $160,838         $84,566
                                                   -------        -------      -------     --------      -------         -------

SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                           4,315         13,653        1,804       11,245       15,888           8,277

NET ASSET VALUE, REDEMPTION
  AND OFFERING PRICE PER SHARE                      $10.69         $12.26       $12.28       $11.82       $10.12          $10.22

See Notes to the Financial Statements.


Statements of Operations  Six months ending September 30, 1995 (Unaudited)

EQUITY FUNDS

                                                                                             SMALL   INTERNATIONAL    INTERNATIONAL
                                                     INCOME        GROWTH      SELECT         CAP        GROWTH           SELECT
                                                     EQUITY        EQUITY      EQUITY       GROWTH       EQUITY           EQUITY
Amounts in thousands                                  FUND          FUND        FUND         FUND         FUND             FUND
                                                     ------        ------      ------       ------     ---------         --------
INVESTMENT INCOME:
  Interest income                                     $523       $   167        $  34         $111        $  161           $88
  Dividend income                                      389         1,270          100          845         2,093<F17>     641<F18>
                                                     -----        ------        -----        -----        ------         ------
      Total Investment Income                          912         1,437          134          956         2,254           729
                                                     -----        ------        -----        -----        ------         ------

EXPENSES:
  Investment advisory fees (net of voluntary fee
    waivers of $32, $107, $32, $178, $145 and
    $81, respectively)                                 181           604           77          432           725           403
  Administration fees (net of voluntary fee
    waivers of $8, $31, $5, $30, $30 and
    $25, respectively)                                  24            76            9           46            79            35
  Custody and accounting fees                           24            34           26           57           109            68
  Transfer agent fees                                   21            71            9           51            73            40
  Registration fees                                     10            17            8           11            19             9
  Professional fees                                      8             9            7            9             9             8
  Trustees' fees                                         2             3            1            2             3             2
  Amortization of organization costs                     5             6            3            5             6             5
  Other                                                  1             4            2            3             4             3
                                                     -----        ------        -----        -----        ------        ------
    Total Expenses Before Reimbursement
      by Adviser                                       276           824          142          616         1,027           573
      Less: Reimbursement of Expenses by Adviser      (63)         (113)         (51)        (108)         (120)          (69)
                                                     -----        ------        -----        -----        ------         ------

      Net Expenses                                     213           711           91          508           907           504
                                                     -----        ------        -----        -----        ------        ------
NET INVESTMENT INCOME                                  699           726           43          448         1,347           225
                                                     -----        ------        -----        -----        ------         ------

NET REALIZED AND UNREALIZED GAINS (LOSSES):
  Net realized gains (losses) on:
    Investments and futures contracts                  907         2,381          858        7,910         2,250         2,810
    Foreign currency transactions                        -           399            -            -         2,354          (98)
  Net change in unrealized appreciation
    on investments and futures contracts             2,180        17,698        1,427        8,195           910           360
  Net change in unrealized losses on
    translation of assets and liabilities
    denominated in foreign currencies                    -             -            -            -          (74)          (78)
                                                     -----        ------        -----        -----        ------        ------
      Net Gains on Investments                       3,087        20,478        2,285       16,105         5,440         2,994

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                       $3,786       $21,204       $2,328      $16,553        $6,787        $3,219
                                                     -----        ------        -----        -----        ------        ------

<F17> Net of $70 in non-reclaimable foreign withholding taxes.
<F18> Net of $62 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

Statements of Changes in Net Assets
EQUITY FUNDS  PART 1

                                                               INCOME                   GROWTH                   SELECT
                                                               EQUITY                   EQUITY                   EQUITY
                                                                FUND                     FUND                     FUND
                                                       ---------------------     --------------------     --------------------
                                                       Six Months      Year     Six Months      Year    Six Months      Period
                                                         Ended         Ended       Ended       Ended      Ended         Ended
                                                       Sept. 30,     March 31,   Sept. 30,   March 31,  Sept. 30,     March 31,
                                                          1995         1995        1995         1995       1995       1995 <F19>
Amounts in thousands                                  (Unaudited)               (Unaudited)             (Unaudited)
                                                      -----------   ----------   ---------   ---------   ---------    ---------

OPERATIONS:
  Net investment income                                   $  699     $ 1,033       $   726   $    753   $    43         $    68
  Net realized gains (losses) on:
    Investments and futures contracts                        907       (982)         2,381    (2,177)       858           (243)
    Foreign currency transactions                              -           -           399       (22)         -               3
  Net change in unrealized
    appreciation (depreciation) on
    investments and futures contracts                      2,180         798        17,698      7,584     1,427           1,123
  Net change in unrealized gains (losses) on
    translation of assets and liabilities
    denominated in foreign currencies                          -           -             -          -         -               -
                                                         -------     -------       -------   --------   -------        --------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                            3,786         849        21,204      6,138     2,328             951
                                                         -------     -------       -------   --------   -------        --------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                              7,214      47,781        41,725    117,876     6,817          18,308
  Shares from reinvestment of dividends                      187          12            92         26         -              21
  Shares redeemed                                        (3,243)     (8,765)       (8,102)   (10,182)   (2,117)         (4,181)
                                                         -------     -------       -------   --------   -------        --------
    Net Increase in Net Assets Resulting from
      Capital Share Transactions                           4,158      39,028        33,715    107,720     4,700          14,148
                                                         -------     -------       -------   --------   -------        --------
DIVIDENDS PAID:
  From net investment income                               (759)       (924)         (746)      (674)         -            (46)
  In excess of accumulated net realized gains                  -           -             -          -         -               -
                                                         -------     -------       -------   --------   -------        --------
    Total Dividends Paid                                   (759)       (924)         (746)      (674)         -            (46)
                                                         -------     -------       -------   --------   -------        --------
TOTAL INCREASE IN NET ASSETS                               7,185      38,953        54,173    113,184     7,028          15,053

NET ASSETS:
  Beginning of period                                     38,954           1       113,185          1    15,123              70
                                                         -------     -------       -------   --------   -------        --------
  End of period                                          $46,139     $38,954      $167,358   $113,185   $22,151         $15,123
                                                         -------     -------       -------   --------   -------        --------
UNDISTRIBUTED NET INVESTMENT INCOME                          $49        $109           $59        $79       $65             $22
                                                         -------     -------       -------   --------   -------        --------

Statements of Changes in Net Assets
EQUITY FUNDS  PART 2


                                                                  SMALL                INTERNATIONAL          INTERNATIONAL
                                                                   CAP                    GROWTH                 SELECT
                                                                 GROWTH                   EQUITY                 EQUITY
                                                                  FUND                     FUND                   FUND
                                                       ---------------------     --------------------  ---------------------
                                                        Six Months     Year      Six Months    Year    Six Months       Period
                                                          Ended        Ended       Ended       Ended      Ended          Ended
                                                         Sept.30,    March 31,    Sept.30,   March 31,  Sept.30,       March 31,
                                                           1995        1995         1995       1995       1995         1995<F20>
                                                       (Unaudited)               (Unaudited)           (Unaudited)
                                                       -----------  ----------    ---------  ---------  ---------     ---------

OPERATIONS:
   Net investment income                              $      448    $    759    $    1,347 $      424 $     225       $     311
   Net realized gains (losses) on:
     Investments and futures contracts                     7,910       (169)         2,250    (7,111)     2,810          (6,651)
     Foreign currency transactions                             -           -         2,354      2,020      (98)           1,176
   Net change in unrealized
     appreciation (depreciation) on
     investments and futures contracts                     8,195         681           910    (5,850)       360         (2,373)
   Net change in unrealized gains (losses) on
     translation of assets and liabilities
     denominated in foreign currencies                         -           -          (74)      6,742      (78)           4,083
                                                         -------     -------       -------   --------   -------        --------
     Net Increase (Decrease) in Net Assets
            Resulting from Operations                     16,553       1,271         6,787    (3,775)     3,219         (3,454)
                                                         -------     -------       -------   --------   -------        --------
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                            43,295      85,961        49,862    131,574    13,858          92,032
   Shares from reinvestment of dividends                       -          19             -        900         -              18
   Shares redeemed                                       (3,570)    (10,120)      (10,484)   (12,770)    (4,469)        (16,448)
                                                         -------     -------       -------   --------   -------        --------
     Net Increase in Net Assets Resulting from
           Capital Share Transactions                     39,725      75,860        39,378    119,704     9,389          75,602
                                                         -------     -------       -------   --------   -------        --------
DIVIDENDS PAID:
   From net investment income                                  -       (505)             -      (325)         -           (200)
   In excess of accumulated net realized gains                 -           -             -      (932)         -               -
                                                         -------     -------       -------   --------   -------        --------
     Total Dividends Paid                                      -       (505)             -    (1,257)         -           (200)
                                                         -------     -------       -------   --------   -------        --------
TOTAL INCREASE IN NET ASSETS                              56,278      76,626        46,165    114,672    12,608          71,948

NET ASSETS:
  Beginning of period                                     76,627           1       114,673          1    71,958              10
                                                         -------     -------       -------   --------   -------        --------
     End of period                                      $132,905     $76,627      $160,838   $114,673   $84,566         $71,958
                                                         -------     -------       -------   --------   -------        --------
UNDISTRIBUTED NET INVESTMENT INCOME                         $702        $254        $1,446        $99      $336            $111
                                                         -------     -------       -------   --------   -------        --------

<F19> Commenced investment operations on April 6, 1994.
<F20> Commenced investment operations on April 5, 1994.

See Notes to the Financial Statements.

Financial Highlights
EQUITY FUNDS PART 1

                                                               INCOME                                  GROWTH
                                                               EQUITY                                  EQUITY
                                                                FUND                                    FUND
                                                       ----------------------                 -----------------------

                                                        Six Months        Year                Six Months         Year
                                                          Ended           Ended                 Ended           Ended
                                                        Sept. 30,       March 31,             Sept. 30,       March 31,
                                                           1995           1995                   1995            1995
                                                       (Unaudited)                           (Unaudited)
                                                      -------------    -----------          --------------    ----------
Selected per share data

NET ASSET VALUE, BEGINNING OF PERIOD                       $9.95         $10.00                $10.61          $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.17           0.29                  0.05            0.08
  Net realized and unrealized gains (losses) on
    investments, futures contracts and
    foreign currency transactions                           0.75         (0.08)                  1.66            0.60
                                                         -------        -------               -------         -------
  Total Income (Loss) from Investment Operations            0.92           0.21                  1.71            0.68
                                                         -------        -------               -------         -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.18)         (0.26)                (0.06)          (0.07)
  Dividends in excess of accumulated net
    realized gains on investment transactions                  -              -                     -               -
                                                         -------        -------               -------         -------

  Total Distributions                                     (0.18)         (0.26)                (0.06)          (0.07)
                                                         -------        -------               -------         -------

NET ASSET VALUE, END OF PERIOD                            $10.69          $9.95                $12.26          $10.61
                                                         -------        -------               -------         -------

TOTAL RETURN                                               9.40%          2.21%                16.06%           6.90%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $46,139        $38,954              $167,358        $113,185
  Ratio to average net assets of: <F23>
    Expenses, net of waivers and reimbursements            1.00%          1.00%                 1.00%           1.00%
    Expenses, before waivers and reimbursements            1.49%          1.55%                 1.35%           1.40%
    Net investment income, net of waivers and
      reimbursements                                       3.27%          3.08%                 1.02%           0.86%
    Net investment income (loss), before waivers and
      reimbursements                                       2.78%          2.53%                 0.67%           0.46%

PORTFOLIO TURNOVER RATE                                   22.03%         45.68%                29.62%          82.90%

Financial Highlights
EQUITY FUNDS PART 1

                                                                      SMALL              INTERNATIONAL          INTERNATIONAL
                                             SELECT                    CAP                  GROWTH                  SELECT
                                             EQUITY                   GROWTH                EQUITY                  EQUITY
                                              FUND                     FUND                  FUND                    FUND
                                      -------------------     ----------------------  ------------------    ---------------------

                                    Six Months     Period     Six Months      Year    Six Months   Year    Six Months     Period
                                       Ended       Ended         Ended       Ended      Ended      Ended      Ended        Ended
                                     Sept. 30,   March 31,     Sept. 30,   March 31,  Sept. 30,  March 31,  Sept. 30,    March 31,
                                       1995      1995<F21>       1995         1995       1995      1995       1995       1995<F22>
                                    (Unaudited)               (Unaudited)             (Unaudited)          (Unaudited)
                                    -----------   --------    ----------    --------  ---------   -------  ----------    --------

Selected per share data

NET ASSET VALUE, BEGINNING OF
 PERIOD                                $10.77     $10.00         $9.98      $10.00      $9.61     $10.00     $9.78        $10.00

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
   Net investment income                 0.02       0.06          0.03        0.11       0.08       0.04      0.03          0.04

   Net realized and unrealized
     gains (losses) on
     investments, futures
     contracts and foreign
     currency transactions               1.49       0.75          1.81      (0.05)       0.43     (0.31)      0.41        (0.23)
                                     --------   --------      --------   ---------   --------  ---------  --------     ---------
   Total Income (Loss) from
     Investment Operations               1.51       0.81          1.84        0.06       0.51     (0.27)      0.44        (0.19)
                                     --------   --------      --------   ---------    ------- ----------  --------     ---------
LESS DISTRIBUTIONS:
   Dividends from net investment
    income                                  -     (0.04)             -      (0.08)          -     (0.03)         -        (0.03)
   Dividends in excess of
     accumulated net realized
     gains on investment
     transactions                           -          -             -           -          -     (0.09)         -             -
                                     --------  ---------     ---------   ---------    -------  ---------  --------      --------
Total Distributions                         -     (0.04)             -      (0.08)          -     (0.12)         -        (0.03)
                                     -------- ----------     ---------   ---------    -------  ---------  --------     ---------

NET ASSET VALUE, END OF PERIOD         $12.28     $10.77        $11.82       $9.98     $10.12      $9.61    $10.22         $9.78
                                     --------  ---------     ---------  ---------- ----------  -------------------     ---------

TOTAL RETURN                           14.05%      8.18%        18.47%       0.57%      5.29%    (2.65)%     4.48%       (1.95)%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands,
     end of period                    $22,151    $15,123      $132,905     $76,627   $160,838   $114,673   $84,566       $71,958
   Ratio to average net
     assets of: <F23>
     Expenses, net of waivers
        and reimbursements              1.00%      1.00%         1.00%       1.00%      1.25%      1.25%     1.25%         1.25%
     Expenses, before waivers
        and reimbursements              1.96%      2.61%         1.57%       1.76%      1.66%      1.71%     1.69%         1.75%
   Net investment income,
     net of waivers and
      reimbursements                    0.47%      0.82%         0.88%       1.36%      1.86%      0.47%     0.56%         0.47%
   Net investment income (loss),
     before waivers and
      reimbursements                    0.49%     (0.79)%         0.31%      0.60%      1.45%      0.01%     0.12%       (0.03)%

PORTFOLIO TURNOVER RATE                69.04%     48.88%        45.33%      82.46%    100.66%    158.31%    72.63%        97.69%

<F21> Commenced investment operations on April 6, 1994.
<F22> Commenced investment operations on April 5, 1994.
<F23> Annualized for periods less than a full year.

See Notes to the Financial Statements.



Schedules of Investments  September 30, 1995 (Unaudited)
INCOME EQUITY FUND

      Number                                                Value
   of Shares                                               (000s)
   ---------                                               ------

               COMMON STOCKS  - 27.7%

               Banking - 1.6%
      20,700   Banc One Corp                               $  756
                                                           ------

               Building Materials - 0.5%
       7,700   Masco Corp                                     212
                                                           ------
               Chemicals and Allied Products  - 2.9%
       5,530   Hercules, Inc.                                 321
      29,500   Witco Corp.                                  1,036
                                                           ------
                                                            1,357
                                                           ------
               Communications  - 0.5%
       5,250   U.S. West, Inc.                                247
                                                           ------
               Consumer Products - 2.4%
      14,000   Hanson PLC ADR                                 228
      10,600   Philip Morris Cos., Inc.                       885
                                                           ------
                                                            1,113
                                                           ------
               Electronics and Other Electrical
               Equipment - 1.0%
       8,000   Intel Corp.                                    481
                                                           ------
               Industrial Instruments  - 1.0%
       5,300   Hewlett Packard Co.                            442
                                                           ------
               Insurance Services  - 1.4%
       6,500   Chubb Corp.                                    624
                                                           ------
               Oil and Gas  - 5.0%
      12,250   Amoco Corp.                                    786
      21,800   Apache Corp.                                   572
       7,900   Royal Dutch Petroleum Co. ADR                  970
                                                           ------
                                                            2,328
                                                           ------
               Pharmaceuticals  - 2.8%
       8,500   Abbott Laboratories                            362
       8,000   Bristol Myers Squibb                           583
       4,700   Johnson & Johnson                              348
                                                           ------
                                                            1,293
                                                           ------
               Professional Services  - 3.1%
      16,957   Omnicom Group, Inc.                          1,104
       7,900   Oracle Corp. <F1>                              304
                                                           ------
                                                            1,408
                                                           ------

               Retail  - 1.6%
      16,294   American Stores Co.                            462
       6,854   Home Depot, Inc.                               273
                                                           ------
                                                              735
                                                           ------
               Sanitary Services  - 0.9%
      13,125   Browning-Ferris Industries, Inc.               399
                                                           ------

               Transportation Parts and
               Equipment  - 0.8%
      12,000   Trinity Industries, Inc.                       372
                                                           ------
               Utilities  - 0.8%
       8,400   Northern States Power Co.                      381
                                                           ------
               Wholesale - 1.4%
      12,534   Avnet, Inc.                                    647
                                                           ------
               Total Common Stocks
               (cost $12,331)                              12,795
                                                           ------
               CONVERTIBLE PREFERRED STOCKS  - 24.0%

               Credit Institutions  - 1.7%
      16,700   First USA, Inc.                                789
                                                           ------
               Financial Services - 1.2%
       7,900   American Express Co.                           411
       2,600   Merrill Lynch & Co., Inc.                      142
                                                           ------
                                                              553
                                                           ------
               Food and Beverages  - 2.5%
      29,000   ConAgra, Inc.                                1,167
                                                           ------
               Merchandise  - 1.2%
       6,600   Alco Standard Corp.                            556
                                                           ------
               Metal Mining  - 3.1%
      23,300   Cyprus Amax Minerals Co.                     1,448
                                                           ------
               Natural Gas Transmission  - 0.2%
       2,600   Western Gas Resources, Inc.                     95
                                                           ------
               Oil and Gas  - 6.2%
      26,400   Ashland, Inc.                                1,465
      30,600   Atlantic Richfield Co.                         780
      10,200   Occidental Petroleum Corp.                     601
                                                           ------
                                                            2,846
                                                           ------

               Sanitary Services - 2.0%
      28,000   Browning-Ferris Industries, Inc.               931
                                                           ------
               Transportation Parts and
               Equipment  - 2.3%
      16,000   General Motors Corp.                         1,038
                                                           ------
               Transportation Services  - 3.6%
       7,300   Arkansas Best Corp.                            291
      17,800   Burlington Northern Industries               1,375
                                                           ------
                                                            1,666
                                                           ------
               Total Convertible Preferred Stocks
               (cost $9,757)                               11,089
                                                           ------

               CONVERTIBLE BONDS  - 34.7%

               Communications  - 1.4%
         191   Ericsson (LM) Telephone Co.,
               4.25%, 6/30/00                                 626
                                                           ------
               Computer and Office Machines  - 2.2%
         960   Seagate Technology, Inc.,
               6.75%, 5/12/12                               1,037
                                                           ------
               Electronics and Other Electrical
               Equipment - 5.1%
         750   Cooper Industries, Inc.,
               7.05%, 1/1/15                                  754
         370   Liebert Corp.,
               8.00%, 11/15/10                                984
         620   VLSI Technology, Inc.,
               8.25%, 10/1/05                                 634
                                                           ------
                                                            2,372
                                                           ------
               Glass, Clay and Stone Products - 1.6%
         720   Lafarge Corp.,
               7.00%, 7/1/13                                  749
                                                           ------
               Health Services  - 2.2%
         900   Integrated Health Systems,
               6.00%, 1/1/03                                  990
                                                           ------
               Insurance Services  - 5.6%
         980   Chubb Capital Corp.,
               6.00%, 5/15/98                               1,091
       1,320   Old Republic International Corp.,
               5.75%, 8/15/02                               1,492
                                                           ------
                                                            2,583
                                                           ------
               Metal Mining - 2.0%
       1,020   Horsham Corp.,
               3.25%, 12/10/18                                908
                                                           ------
               Natural Gas Transmission  - 1.7%
         755   Consolidated Natural Gas Co.,
               7.25%, 12/15/15                                781
                                                           ------
               Oil and Gas  - 1.6%
         800   Noble Affiliates, Inc.,
               4.25%, 11/1/03                                 760
                                                           ------
               Printing and Publishing  - 1.5%
         661   Time Warner, Inc.,
               8.75%, 1/10/15                                 692
                                                           ------
               Professional Services  - 2.2%
         860   Olsten Corp.,
               4.875%, 5/15/03                                995
                                                           ------
               Retail  - 5.9%
         300   Pep Boys - Manny, Moe & Jack,
               4.00%, 9/1/99                                  291
       1,440   Price Co.,
               6.75%, 3/1/01                                1,465
         750   Starbucks Corp.,
               4.50%, 8/1/03                                  968
                                                           ------
                                                            2,724
                                                           ------

               Steel Products  - 1.7%
         455   Allegheny Ludlum Corp.,
               5.875%, 3/15/02                                498
         250   Inco Ltd.,
               7.75%, 3/15/16                                 267
                                                           ------
                                                              765
                                                           ------
               Total Convertible Bonds
               (cost $14,800)                              15,982
                                                           ------
               EURODOLLAR TIME DEPOSITS  - 4.0%

       1,844   Berliner Handels Und Frankfurter,
               Grand Cayman Islands,
               6.50%, 10/2/95                               1,844
                                                           ------
               Total Eurodollar Time Deposits
               (cost $1,844)                                1,844
                                                           ------
               U.S. GOVERNMENT AGENCIES  - 6.7%

       3,095   FHLB Discount Note,
               6.39%, 10/2/95                               3,094
                                                           ------
               Total U.S. Government Agencies
               (cost $3,094)                                3,094
                                                           ------
               Total Investments  - 97.1%
               (cost $41,826)                              44,804

               Other Assets less Liabilities  - 2.9%        1,335
                                                           ------
               NET ASSETS  - 100.0%                       $46,139
                                                          =======



See Notes to the Financial Statements.
Schedules of Investments  September 30, 1995 (Unaudited)

GROWTH EQUITY FUND

      Number                                                Value
   of Shares                                               (000s)
   ---------                                               ------
            COMMON STOCKS - 98.0%

            Brokerage Services - 1.7%
   100,000  Charles Schwab Corp.                          $ 2,800
                                                          -------

            Building Materials - 0.8%
    48,800  Masco Corp.                                     1,342
                                                          -------
            Chemicals and Allied Products - 2.5%
    39,600  Air Products & Chemicals, Inc.                  2,064
    24,600  American Home Products Corp.                    2,088
                                                          -------
                                                            4,152
                                                          -------
            Communications - 6.0%
    53,300  American Telephone & Telegraph Co.              3,504
    63,700  Ameritech Corp.                                 3,320
   108,000  Ericsson (LM) Telephone Co. ADR, Class B        2,646
    12,800  Viacom, Inc., Class B <F1>                        637
                                                          -------
                                                           10,107
                                                          -------
            Computers and Office Machines - 2.9%
    82,300  Danka Business Systems PLC ADR                  2,963
    31,400  Tandy Corp.                                     1,908
                                                          -------
                                                            4,871
                                                          -------
            Consumer Products - 3.8%
    40,200  Philip Morris Cos., Inc.                        3,357
    38,900  Procter & Gamble Co.                            2,995
                                                          -------
                                                            6,352
                                                          -------
            Cosmetics and Personal Care - 1.7%
    58,800  Gillette Co.                                    2,800
                                                          -------
            Electrical Services - 1.8%
   109,300  Wisconsin Energy Corp.                          3,088
                                                          -------
            Electronics and Other Electrical
            Equipment - 13.7%
    72,900  ADC Telecommunications, Inc. <F1>               3,317
    53,600  Emerson Electric Co.                            3,832
    44,800  General Electric Co.                            2,856
    30,500  Intel Corp.                                     1,834
    46,000  Linear Technology Corp.                         1,909
    82,875  Molex, Inc., Class A                            2,776
    51,500  Motorola, Inc.                                  3,933
    64,000  Solectron Corp. <F1>                            2,528
                                                          -------
                                                           22,985
                                                          -------
            Entertainment - 1.3%
    38,700  Disney (Walt) Co.                               2,220
                                                          -------
            Financial Services - 1.6%
   108,500  Mercury Finance Co.                             2,645
                                                          -------
            Food and Beverages - 6.2%
    49,000  Coca-Cola Co.                                   3,381
    62,800  Lone Star Steak House <F1>                      2,575
    60,000  McDonald's Corp.                                2,295
    72,600  Sara Lee Corp.                                  2,160
                                                          -------
                                                           10,411
                                                          -------
            Heavy Construction - 1.4%
    42,700  Fluor Corp.                                     2,391
                                                          -------
            Household Products - 1.3%
    84,700  Newell Co.                                      2,096
                                                          -------
            Industrial Instruments - 5.4%
    42,700  Hewlett Packard Co.                             3,560
    43,800  Medtronic, Inc.                                 2,354
    37,000  Raytheon Co.                                    3,145
                                                          -------
                                                            9,059
                                                          -------
            Insurance Services - 4.1%
    47,700  American International Group, Inc.              4,054
     3,700  General Re Corp.                                  559
    32,300  MBIA, Inc.                                      2,277
                                                          -------
                                                            6,890
                                                          -------
            Lumber and Wood Products - 1.0%
    69,600  Clayton Homes, Inc.                             1,653
                                                          -------
            Merchandise - 2.0%
    39,300  Alco Standard Corp.                             3,331
                                                          -------
            Oil and Gas - 5.7%
    46,500  Amoco Corp.                                     2,982
    27,100  Atlantic Richfield Co.                          2,910
    11,900  Royal Dutch Petroleum Co.                       1,461
    33,400  Schlumberger Ltd.                               2,179
                                                          -------
                                                            9,532
                                                          -------
            Packaging and Container Products - 1.1%
    49,600  Crown Cork & Seal Co., Inc. <F1>                1,922
                                                          -------
            Pharmaceuticals - 10.0%
    77,100  Abbott Laboratories                             3,286
    51,100  Amgen, Inc. <F1>                                2,549
    42,800  Johnson & Johnson                               3,173
    55,400  Nellcor Puritan Bennett, Inc. <F1>              2,756
    64,400  Patterson Dental Co. <F1>                       1,707
    60,500  Pfizer, Inc.                                    3,229
                                                          -------
                                                           16,700
                                                          -------
            Professional Services - 6.7%
    19,900  Automatic Data Processing, Inc.                 1,356
    39,300  BMC Software, Inc. <F1>                         1,808
    38,250  Computer Associates International, Inc.         1,616
    58,900  First Data Corp.                                3,652
    71,100  Oracle Corp. <F1>                               2,728
                                                          -------
                                                           11,160
                                                          -------
            Recreational - 1.5%
   104,000  Harley Davidson, Inc.                           2,535
                                                          -------
            Retail - 7.9%
    70,700  Circuit City Stores, Inc.                       2,236
    47,900  Fastenal                                        1,748
    58,900  General Nutrition <F1>                          2,680
    77,800  Petsmart, Inc. <F1>                             2,626
    60,600  Starbucks Corp. <F1>                            2,295
    58,500  Walgreen Co.                                    1,638
                                                          -------
                                                           13,223
                                                          -------
            Steel Products - 1.6%
    51,700  Aluminum Co. of America                         2,734
                                                          -------
            Transportation Parts and
            Equipment - 2.5%
    60,200  Boeing Co.                                      4,109
                                                          -------
            U.S. Government Agencies - 1.8%
    29,000  Federal National Mortgage Association           3,002
                                                          -------
            Total Common Stocks
            (cost $138,828)                               164,110
                                                          -------
 Principal
    Amount
    (000s)
----------
            EURODOLLAR TIME DEPOSITS - 2.1%

    $3,486  Berliner Handels Und Frankfurter,
            Grand Cayman Islands,
            6.50%, 10/2/95                                  3,486
                                                          -------
            Total Eurodollar Time Deposits
            (cost $3,486)                                   3,486
                                                          -------
            Total Investments - 100.1%
            (cost $142,314)                               167,596

            Liabilities less Other Assets - (0.1)%          (238)
                                                          -------
            NET ASSETS - 100.0%                          $167,358
                                                        =========


See Notes to the Financial Statements.


Schedules of Investments  September 30, 1995 (Unaudited)

SELECT EQUITY FUND

      Number                                                Value
   of Shares                                               (000s)
   ---------                                               ------

            COMMON STOCKS - 97.0%

            Building Materials and Housing - 3.8%
    35,000  Clayton Homes, Inc.                            $  831
                                                           ------
            Chemicals and Allied Products - 3.5%
    15,000  Air Products & Chemicals, Inc.                    782
                                                           ------
            Communications - 3.1%
    17,000  Vodafone Group PLC ADR                            697
                                                           ------
            Computers and Office Machines - 9.9%
     3,000  Broderbund Software, Inc. <F1>                    228
     5,500  Cirrus Logic, Inc. <F1>                           315
     6,500  Cisco System, Inc. <F1>                           448
     7,000  Parametric Technology Corp. <F1>                  431
     4,000  Peoplesoft, Inc. <F1>                             364
     6,500  Sun Microsystems, Inc. <F1>                       410
                                                           ------
                                                            2,196
                                                           ------
            Electronics and Other Electrical
            Equipment - 18.1%
     6,000  ADC Telecommunications, Inc. <F1>                 273
     5,500  Andrew Corp. <F1>                                 336
     5,500  Emerson Electric Co.                              393
     8,000  General Electric Co.                              510
     8,000  Hewlett-Packard Co.                               667
     7,000  Linear Technology Corp.                           290
    21,500  Solectron Corp. <F1>                              849
    13,000  Varian Associates, Inc.                           689
                                                           ------
                                                            4,007
                                                           ------
            Financial Services - 2.8%
    25,000  Mercury Finance Co.                               609
                                                           ------
            Food and Beverages - 8.8%
     4,000  Coca-Cola Co.                                     276
    15,000  Lone Star Steakhouse <F1>                         615
    18,000  McDonald's Corp.                                  689
    10,000  Starbucks Corp. <F1>                              379
                                                           ------
                                                            1,959
                                                           ------
            Health Services - 2.9%
    20,000  Health Management Associates,
            Inc., Class A <F1>                                643
                                                           ------
            Heavy Construction - 3.3%
    13,000  Fluor Corp.                                       728
                                                           ------
            Industrial Instruments - 3.5%
     3,000  Raytheon Co.                                      255
     8,000  Sundstrand Corp.                                  518
                                                           ------
                                                              773
                                                           ------
            Insurance Services - 7.3%
     6,000  American International Group, Inc.                510
    10,000  MBIA, Inc.                                        705
     7,000  MGIC Investment Corp.                             401
                                                           ------
                                                            1,616
                                                           ------
            Medical Products and Equipment - 6.0%
    10,000  Invacare Corp.                                    480
     2,000  Luxottica Group, S.p.A. ADR                        98
    14,000  Medtronic, Inc.                                   753
                                                           ------
                                                            1,331
                                                           ------
            Pharmaceuticals - 8.9%
     6,000  Amgen, Inc. <F1>                                  299
    14,000  Idexx Laboratories, Inc. <F1>                     522
     9,000  Johnson & Johnson                                 667
     9,500  Nellcor Puritan Bennett, Inc. <F1>                473
                                                           ------
                                                            1,961
                                                           ------
            Professional Services - 8.9%
    20,000  CUC International, Inc. <F1>                      697
     4,000  Computer Sciences Corp. <F1>                      257
     7,000  First Financial Management Corp.                  683
     9,000  Oracle Corp. <F1>                                 345
                                                           ------
                                                            1,982
                                                           ------
            Recreational - 3.6%
    27,000  Mattel, Inc.                                      793
                                                           ------
            Retail - 2.6%
    18,000  Circuit City Stores, Inc.                         569
                                                           ------
            Total Common Stocks
            (cost $18,927)                                 21,477
                                                           ------
 Principal
    Amount
    (000s)
----------
            EURODOLLAR TIME DEPOSITS - 3.4%

      $759  Berliner Handels Und Frankfurter,
            Grand Cayman Islands,
            6.50%, 10/2/95                                    759
                                                           ------
            Total Eurodollar Time Deposits
            (cost $759)                                       759
                                                           ------
            Total Investments - 100.4%
            (cost $19,686)                                 22,236

            Liabilities less Other Assets - (0.4)%           (85)
                                                           ------
            NET ASSETS - 100.0%                           $22,151
                                                          =======
See Notes to the Financial Statements.
Schedules of Investments  September 30, 1995 (Unaudited)

SMALL CAP GROWTH FUND

    Number                                                  Value
 of Shares                                                 (000s)
 ---------                                                -------

            COMMON STOCKS - 97.7%

            Aerospace - 0.5%
    12,600  Aviall, Inc.                                   $  109
    10,500  BE Aerospace, Inc. <F1>                            88
    14,800  Thiokol Corp.                                     529
                                                           ------
                                                              726
                                                           ------
            Apparel - 0.9%
     9,100  Bell Sports Corp. <F1>                             98
     6,600  Chic By H.I.S., Inc. <F1>                          53
    15,900  Dexter Corp.                                      405
     6,500  Farah, Inc. <F1>                                   48
     3,300  Garan, Inc.                                        57
    13,700  Kellwood Co.                                      283
     5,800  Oxford Industries, Inc.                           103
     9,300  Salant Corp. <F1>                                  55
     1,300  Weyco Group, Inc.                                  47
                                                           ------
                                                            1,149
                                                           ------
            Banking - 7.7%
     1,800  Advantage Bancorp                                  60
     7,900  Albank Financial Corp.                            237
     3,800  Amfed Financial, Inc.                             120
     2,600  Anchor Bancorp, Inc.                              101
     2,700  Andover Bancorp, Inc.                              58
     7,800  Astoria Financial Corp. <F1>                      332
     5,300  Bankatlantic Bancorp, Inc.                         77
     8,400  Bankers Corp.                                     151
     3,800  Bay Ridge Bancorp, Inc. <F1>                       81
     4,700  Bay View Capital Corp.                            127
     5,900  Bell Bancorp, Inc.                                196
     5,100  Brenton Banks, Inc.                               103
     7,800  Brooklyn Bancorp, Inc. <F1>                       307
     2,800  BSB Bancorp, Inc.                                  87
     3,000  California Financial Holding Co.                   57
     1,800  Calumet Bancorp, Inc. <F1>                         49
     5,000  Cathay Bancorp, Inc.                               67
     2,300  CB Bancshares, Inc.                                69
     3,700  CCB Financial Corp.                               189
     8,300  Center Financial Corp.                            158
     7,200  Centura Banks, Inc.                               239
     3,900  Charter Bancshares, Inc.                           72
     2,700  Citfed Bancorp, Inc.                               94
     2,300  Co-Operative Bank of Concord, Mass.                43
    12,000  Coast Savings Financial, Inc. <F1>                315
     3,200  Coastal Bancorp, Inc.                              54
     2,300  Community Bank System, Inc.                        78
     3,100  Conestoga Bancorp, Inc.                            56
     3,500  CPB, Inc.                                         112
     1,900  DS Bancor, Inc.                                    50
     1,500  Eastern Bancorp, Inc.                              34
     1,700  Family Bancorp, Inc.                               43
     3,300  Eagle Financial Corp.                              76
     3,100  Evergreen Bancorp, Inc.                            66
     4,000  Fidelity Federal Savings Bank, Florida             64
     4,700  First Federal Bancshares of Eau Claire <F1>        66
     3,700  First Fed Capital Corp.                            66
     6,900  First Federal Financial Corp. <F1>                108
     1,600  First Federal S&L, East Hartford Conn.             34
     4,400  First Indiana Corp.                               110
     3,400  First Palm Beach Bancorp, Inc.                     83
     4,700  First Republic Bancorp, Inc. <F1>                  61
     4,200  First Savings Bank, New Jersey                     58
     2,400  First Savings Bank of Moore County, Inc.           46
     1,700  Firstfed Bancshares, Inc.                          35
    12,200  Firstfed Michigan Corp.                           429
     4,400  GBC Bancorp                                        55
    13,600  Glendale Federal Bank FSB <F1>                    224
     8,400  Greater New York Savings Bank, New York <F1>      101
     2,900  Haven Bancorp, Inc.                                65
     4,200  Horizon Bank                                       55
     3,700  Homeland Bankshares Corp.                         110
     6,900  InterWest Bancorp, Inc.                           107
     1,800  Jeffbanks, Inc.                                    43
     2,700  Jefferson Savings Bancorp, Inc. <F1>               64
     1,800  Kentucky Enterprise Bancorp, Inc.                  37
     1,700  Liberty Bancorp, Inc.                              45
     7,100  Life Bancorp, Inc.                                114
    18,400  Long Island Bancorp, Inc.                         451
     2,000  Maryland Federal Bancorp, Inc.                     64
     1,800  Massbank Corp.                                     55
     2,800  Medford Savings Bank                               59
     2,700  Merchants Bancshares, Inc. <F1>                    39
     4,300  National City Bancorporation <F1>                  80
     4,700  MLF Bancorp, Inc.                                 109
     4,000  N. S. Bancorp, Inc.                               141
     5,200  NBB Bancorp, Inc.                                  86
     3,591  North Side Savings Bank                           109
     9,100  Onbancorp, Inc.                                   296
     2,700  Pennfirst Bancorp, Inc.                            35
     4,000  Peoples Bank of Bridgeport                         86
     1,708  Peoples Holdings Co.                               74
     3,800  Poncebank (Puerto Rico)                            46
     3,700  Portsmouth Bankshares International                51
     1,800  Progressive Bank, Inc.                             47
     2,600  Quaker City Bancorp, Inc. <F1>                     36
     4,000  Queens County Bancorp, Inc.                       159
     6,300  Reliance Bancorp, Inc.                             92
    19,700  Riggs National Corp. <F1>                         254
    26,100  Roosevelt Financial Group, Inc.                   460
     5,100  SFFED Corp.                                       154
     1,500  Southwest Bancshares, Inc.                         42
    12,100  St. Paul Bancorp, Inc.                            322
     3,800  Sterling Financial Corp. <F1>                      51
     5,900  Sumitomo Bank of California                       140
     1,700  Today's Bancorp, Inc.                              34
     5,700  Triangle Bancorp, Inc.                             77
     2,300  Trico Bancshares                                   47
     3,500  US Bancorp, Inc.                                  106
     5,200  Victoria Bankshares, Inc.                         149
     1,800  Virginia First Financial                           40
     3,500  Webster Financial Corp.                            92
     1,700  Western Ohio Financial Corp.                       37
                                                           ------
                                                           10,258
                                                           ------
            Brokerage Services - 1.4%
     5,600  Advest Group, Inc. <F1>                            51
     5,700  Capital Guaranty Corp.                            127
     2,000  FFVA Financial Corp.                               58
    16,900  Financial Security Assurance Holdings Ltd.        429
     2,600  First Southeast Financial Corp.                    47
    10,200  Great Financial Corp.                             236
     3,800  HMN Financial, Inc. <F1>                           58
     4,500  Interstate/Johnson Lane, Inc.                      45
     5,300  Inter-Regional Financial Group, Inc.              191
    16,500  John Alden Financial Corp.                        373
     3,600  Ottawa Financial Corp.                             57
     5,500  Southwest Securities Group, Inc.                   55
    12,000  Standard Financial, Inc. <F1>                     171
                                                           ------
                                                            1,898
                                                           ------

            Chemicals and Allied Products - 4.5%
     7,600  Alpha Beta Technology, Inc. <F1>                   62
    11,000  Alpharma, Inc.                                    257
     3,400  Aceto Corp.                                        54
    12,200  Ariad Pharmaceuticals, Inc. <F1>                   56
     9,200  Biocraft Labs, Inc.                               160
    14,600  Biomira, Inc. <F1>                                 68
    26,200  Calgon Carbon Corp.                               308
     3,600  Cambrex Corp.                                     145
    37,300  Carter-Wallace, Inc.                              466
     8,500  Cellpro, Inc. <F1>                                115
     5,500  Copley Pharmaceutical, Inc. <F1>                  106
    12,400  COR Therapeutics, Inc. <F1>                       138
    13,000  Creative Biomolecules, Inc. <F1>                   74
    20,300  Cytrx Corp. <F1>                                   57
     9,000  Fuller (H.B.) Co.                                 283
     5,500  Genemedicine, Inc. <F1>                            52
    21,800  Gensia, Inc. <F1>                                 120
     4,800  Great American Management & Investment<F1>        175
     6,100  Guardsman Products, Inc.                           81
     4,200  Hauser Chemical Research, Inc. <F1>                24
     6,400  Helene Curtis Industries, Inc.                    193
     5,000  Immucor, Inc. <F1>                                 69
     9,800  Immulogic Pharmaceutical Corp. <F1>               120
    10,900  Immune Response Corp. <F1>                         82
     8,100  Immunogen, Inc. <F1>                               26
    10,500  Incstar Corp. <F1>                                 50
     5,700  Learonal, Inc.                                    127
     9,700  Life Technologies, Inc.                           257
     8,400  LSB Industries, Inc.                               43
     6,600  Med-Chem Products, Inc. <F1>                       61
     3,600  Melamine Chemicals, Inc. <F1>                      31
     9,000  Mississippi Chemical Corp.                        189
     4,200  National Sanitary Supply Co.                       56
    14,900  Nexstar Pharmaceuticals, Inc. <F1>                220
     8,100  OEC Medical Systems, Inc. <F1>                     66
     5,400  NCH Corp.                                         309
     7,400  Petrolite Corp.                                   203
    10,800  Pharmaceutical Resources, Inc. <F1>               103
     8,200  Purepac, Inc. <F1>                                 69
    11,800  Roberts Pharmaceutical Corp. <F1>                 277
    12,300  Ribi Immunochem Research, Inc. <F1>                66
     5,100  St. Ives Laboratories, Inc.                        45
     3,600  Sybron Chemicals, Inc. <F1>                        55
     9,400  Systemix, Inc. <F1>                               127
     8,200  Tetra Technologies, Inc. <F1>                     113
    11,200  Vertex Pharmaceuticals, Inc. <F1>                 210
                                                           ------
                                                            5,968
                                                           ------
            Communications - 1.8%
    19,000  American Mobile Satellite Corp., Inc. <F1>        455
    13,000  American Paging, Inc. <F1>                        101
     8,000  Atlantic Tele-Network, Inc. <F1>                   98
     6,500  BHC Communications, Inc. Class A <F1>             590
     5,500  Cablemaxx Holdings, Inc. <F1>                      40
     8,000  Cellular Communications, Inc. <F1>                436
     4,200  Centigram Communications Corp. <F1>                75
     9,900  Roseville Telephone Co. <F1>                      272
    15,000  True North Communications                         291
                                                           ------
                                                            2,358
                                                           ------
            Computers and Office Machines - 5.0%
     7,400  Advanced Logic Research, Inc. <F1>                 57
     4,000  Amplicon, Inc.                                     65
     3,300  Applied Voice Technology, Inc. <F1>                49
    26,200  AST Research, Inc. <F1>                           262
     3,300  Astro-Medical, Inc.                                35
     7,100  Banctec, Inc. <F1>                                153
     9,441  Black Box Corp. <F1>                              366
     8,500  Caere Corp. <F1>                                   88
     8,400  Chipcom Corp. <F1>                                407
    19,600  Concurrent Computer Corp. <F1>                     39
     8,300  Control Data Systems, Inc. <F1>                   101
    17,300  Convex Computer Corp. <F1>                         78
    18,100  Cray Research, Inc. <F1>                          400
    24,100  Data General Corp. <F1>                           250
     8,100  Data Switch Corp. <F1>                             32
     3,400  DH Technology Co. <F1>                            109
    11,400  Dynatech Corp. <F1>                               180
    14,100  Exabyte Corp. <F1>                                190
    10,200  General Binding Corp.                             222
     6,900  Genicom Corp. <F1>                                 32
     5,800  GTI Corp. <F1>                                    116
    45,000  Intergraph Corp. <F1>                             546
    10,100  Micropolis Corp. <F1>                              58
     5,300  Microtouch Systems, Inc. <F1>                      90
    12,300  MTI Technology Corp. <F1>                          38
     5,000  Networth, Inc. <F1>                               104
     5,100  Quixote Corp.                                      62
     5,000  Par Technology Corp. <F1>                          51
     3,600  Rainbow Technologies, Inc. <F1>                    71
     6,300  Rasterops <F1>                                     50
    10,000  Recognition Equipment, Inc. <F1>                  124
    29,200  Sequent Computer Systems, Inc. <F1>               580
    45,500  SHL Systemhouse, Inc. <F1>                        569
     8,500  Standard Microsystems Corp. <F1>                  147
    15,300  Stratus Computer, Inc.                            402
     3,500  Transtechnology Corp.                              52
    12,300  Tseng Labs, Inc. <F1>                             106
    26,400  Wang Labs, Inc. <F1>                              419
                                                           ------
                                                            6,700
                                                           ------
            Credit Institutions - 0.8%
     4,700  First Financial Caribbean Corp.                    82
     7,100  JSB Financial, Inc.                               223
    11,700  Money Store, Inc.                                 554
     4,000  North American Mortgage                            72
    10,000  Ryland Group, Inc.                                155
                                                           ------
                                                            1,086
                                                           ------
            Electrical Services - 2.4%
     4,600  Bangor Hydro-Electric Co.                          56
    11,200  Central Hudson Gas & Electric Corp.               342
    21,100  Central Maine Power Co.                           277
     7,600  Central Vermont Public Service Corp.              103
     2,700  Compania Boliviana de Energia
            Electrica S.A.                                     79
    12,900  Eastern Utilities Associates Co.                  313
     3,100  Green Mountain Power Corp.                         84
     6,200  Interstate Power Co.                              169
     8,900  Orange & Rockland Utilities, Inc.                 317
    27,200  Public Service Co. of New Mexico<F1>              445
    19,100  Sierra Pacific Resources, Co.                     437
     7,000  TNP Enterprises, Inc.                             124
     9,200  United Illuminating Co.                           323
     2,800  Unitil Corp.                                       56
     3,000  Upper Penninsula Energy Corp.                      55
                                                           ------
                                                            3,180
                                                           ------
            Electronics and Other Electrical
            Equipment - 4.5%
     3,900  A Plus Communications, Inc. <F1>                   59
     7,700  Aeroflex, Inc. <F1>                                38
     9,400  Amtech Corp.                                       61
    14,400  Antec Corp. <F1>                                  193
    14,400  Applied Magnetics Corp. <F1>                      225
    15,300  Augat, Inc.                                       289
     3,300  Aydin Corp. <F1>                                   57
     3,200  Bel Fuse, Inc. <F1>                                39
     2,600  Benchmark Electronics, Inc. <F1>                   73
    10,700  Brooktree Corp. <F1>                              214
    10,300  California Microwave, Inc. <F1>                   260
    15,800  Canadian Marconi Co.                              154
     9,500  Compression Labs, Inc. <F1>                        75
     3,500  CTS Corp.                                         108
    16,900  Dallas Semiconductor Co.                          346
     2,900  Davel Communications Group, Inc. <F1>              45
    13,000  Digital Sound Corp. <F1>                           24
     6,200  Digital Systems International, Inc. <F1>           64
     3,100  Dynamics Corporation of America                    72
     4,400  Electromagnetic Sciences, Inc. <F1>                51
     5,700  Evans & Sutherland Computer Corp. <F1>            107
    30,300  Executone Information Systems, Inc. <F1>           80
     5,100  Exide Electronics Group, Inc. <F1>                 96
    13,200  General Datacomm Industries, Inc. <F1>            195
     8,400  Genlyte Group, Inc. <F1>                           44
     4,800  IEC Electronics Corp. <F1>                         43
     6,700  Intermedia Communications of Florida, Inc. <F1>   102
     9,600  Jabil Circuit, Inc. <F1>                          126
     6,100  Kopin Corp. <F1>                                  102
     3,500  LXE, Inc. <F1>                                     36
     8,600  Micronics Computers, Inc. <F1>                     40
     4,800  National Presto Industries, Inc.                  215
     6,100  Netrix Corp. <F1>                                  29
     7,400  Park Electrochemical Corp.                        240
     9,300  Pittencrieff Communications, Inc. <F1>             42
     4,900  Pittway Corp., Class A                            305
     6,800  Powell Industries, Inc. <F1>                       47
     3,400  Quality Semiconductor, Inc. <F1>                   55
     7,000  QMS, Inc. <F1>                                     31
     8,700  Quickturn Design Systems, Inc. <F1>                90
     3,900  Reptron Electonics, Inc. <F1>                      70
     3,500  Robinson Nugent, Inc.                              34
    15,600  Royal Appliance Manufacturing Co. <F1>             58
     3,700  Satellite Technology Management, Inc. <F1>         75
     3,800  Siliconix, Inc. <F1>                              108
     8,600  Standard Motor Products, Inc.                     163
     6,600  Telco Systems, Inc. <F1>                           92
     8,600  Telebit Corp. <F1>                                 38
     6,600  Thomas Industries, Inc.                           133
     8,000  United Industrial Corp.                            45
     4,400  Universal Electronics, Inc. <F1>                   35
    12,900  Valence Technology, Inc. <F1>                      74
     3,200  Vertex Communications Corp. <F1>                   55
    10,900  Windmere Corp.                                     80
     9,900  Wyle Electronics                                  444
                                                           ------
                                                            5,976
                                                           ------
            Financial Services - 0.8%
    10,500  Downey Financial Corp.                            210
    12,400  Emphesys Financial Group, Inc.                    460
     6,800  Security Capital Corp. <F1>                       362
                                                           ------
                                                            1,032
                                                           ------
            Food and Beverages - 1.3%
     3,800  American Maize-Products Co., Class A              148
     2,900  Genesee Corp., Class B                            127
     9,400  Golden Poultry Co., Inc.                           61
     8,600  Interstate Bakeries Corp.                         182
     6,100  J&J Snack Foods Corp. <F1>                         72
    12,500  Michael Foods, Inc.                               167
     6,300  Midwest Grain Products, Inc.                      109
     6,500  Orange-co., Inc. <F1>                              46
    17,800  Pilgrims Pride Corp.                              140
     8,850  Sanderson Farms, Inc.                             107
     5,800  Sanfilippo (John B) & Son, Inc. <F1>               52
     1,000  Seaboard Corp.                                    258
     1,800  Seneca Foods Corp., Class A <F1>                   35
     1,800  Seneca Foods Corp., Class B <F1>                   38
     3,700  Thorn Apple Valley, Inc.                           69
    11,600  WLR Foods, Inc.                                   157
                                                           ------
                                                            1,768
                                                           ------
            Food and Manufacturing - 0.5%
     7,065  Chock Full O'Nuts Corp. <F1>                       42
     1,300  Farmer Bros. Co.                                  169
     6,700  Imperial Holly Corp.                               56
    11,700  Morningstar Group, Inc. <F1>                      102
    17,000  Savannah Foods & Industries, Inc.                 232
                                                           ------
                                                              601
                                                           ------
            Furniture and Fixtures - 1.2%
     9,200  Bassett Furniture Industries, Inc.                231
     4,700  Flexsteel Industries, Inc.                         53
    32,500  INTERCO, Inc. <F1>                                256
     3,850  Knape&Vogt Manufacturing Co.                       64
    12,700  La-Z-Boy Chair Co.                                379
     3,300  LADD Furniture, Inc.                               43
    16,100  Miller (Herman), Inc.                             439
    11,600  O'Sullivan Industries Holdings, Inc. <F1>          90
     3,100  Pulaski Furniture Corp.                            53
                                                           ------
                                                            1,608
                                                           ------
            General Building Contractors - 1.2%
     5,300  Beazer Homes USA, Inc. <F1>                        89
    15,400  Eagle Hardware & Garden, Inc. <F1>                144
     4,600  Engle Homes, Inc.                                  40
    21,000  Kaufman & Broad Home Corp.                        265
    17,700  Lennar Corp.                                      385
    12,900  MDC Holdings, Inc.                                 98
     5,700  M/I Schottenstein Homes, Inc. <F1>                 58
    21,500  Morrison Knudsen, Corp.                           167
     3,100  Perini Corp. <F1>                                  38
    20,000  Standard-Pacific Corp.                            140
     3,400  Turner Corp. <F1>                                  34
     7,300  U.S. Home Corp. <F1>                              182
                                                           ------
                                                            1,640
                                                           ------
            Glass, Clay and Stone Products - 1.2%
     2,500  Ameron, Inc.                                       91
     6,200  Florida Rock Industries, Inc.                     174
     2,700  Green (A.P.) Industries, Inc.                      65
    19,700  Jannock Ltd.                                      219
    17,500  Justin Industries                                 192
     8,600  Kuhlman Corp.                                     104
     3,600  Puerto Rican Cement Co., Inc.                     125
    18,500  Sola International, Inc. <F1>                     409
    11,200  Southdown, Inc. <F1>                              197
                                                           ------
                                                            1,576
                                                           ------
            Health Services - 3.9%
     5,200  American Healthcorp, Inc. <F1>                     36
     4,900  American HomePatient, Inc. <F1>                   125
    18,700  Benson Eyecare Corp. <F1>                         185
    22,100  Coastal Physican Group, Inc. <F1>                 387
    35,200  Community Psychiatric Centers <F1>                414
    25,700  Coram Healthcare Corp. <F1>                       106
     4,400  DVI, Inc. <F1>                                     60
     9,400  Genesis Health Ventures, Inc. <F1>                336
    15,100  GranCare, Inc. <F1>                               262
     7,500  Health Images, Inc.                                53
     6,000  Health Management, Inc. <F1>                       83
     9,900  Healthdyne, Inc. <F1>                              97
    35,600  Kinetic Concepts, Inc.                            414
    13,500  Living Centers of America, Inc. <F1>              449
     7,816  Molecular Biosystems, Inc. <F1>                    69
    52,000  NovaCare, Inc. <F1>                               390
     8,500  Pacific Physician Services, Inc. <F1>             147
     4,200  PCI Services, Inc. <F1>                            38
    10,200  Quantum Health Resources Co. <F1>                 110
     2,900  Rehabcare Group, Inc. <F1>                         40
     6,400  Renal Treatment Centers, Inc. <F1>                237
    15,200  Staff Builders, Inc. <F1>                          78
     3,600  Sterile Concepts Holdings, Inc.                    50
     4,400  Summit Care Corp. <F1>                            108
    11,400  Transcend Services, Inc. <F1>                      80
    23,200  Unilab Corp. <F1>                                  99
    11,100  Universal Health Services, Inc., Class B <F1>     380
     9,900  Wellpoint Health Networks, Inc., Class A <F1>     301
     4,000  Zoll Medical Corp. <F1>                            38
                                                           ------
                                                            5,172
                                                           ------
            Heavy Construction - 0.4%
     6,100  Apogee Enterprises, Inc. <F1>                     111
     5,700  Atkinson (G.F.) Co. <F1>                           56
     5,000  Banister Foundation, Inc. <F1>                     36
     7,600  Granite Construction, Inc.                        205
    19,200  Kasler Holding Co. <F1>                           118
                                                           ------
                                                              526
                                                           ------
            Industrial Instruments - 4.2%
    21,500  Acuson Corp. <F1>                                 288
     8,700  Advanced Technology Laboratories, Inc. <F1>       157
    12,600  Amsco International, Inc. <F1>                    250
     5,300  Analogic Corp.                                    107
     3,000  Andros, Inc. <F1>                                  53
     8,000  Applied Immune Sciences<F1>                        60
     2,700  Autoclave Engineers, Inc.                          43
     7,000  BioWhittaker, Inc. <F1>                            54
     5,200  Circon Corp. <F1>                                 105
     7,400  Coherent, Inc. <F1>                               270
     6,400  Core Industries, Inc.                              75
     2,800  CPAC, Inc. <F1>                                    41
     6,000  Crosscomm Corp. <F1>                               76
     3,900  Cubic Corporation Designs                          93
     7,800  Daniel Industries                                 116
    10,400  Datascope Corp. <F1>                              216
     2,600  Datum, Inc. <F1>                                   28
    10,400  Fisher Scientific International                   337
     3,100  FLIR Systems, Inc. <F1>                            38
     5,100  Fluke (John) Manufacturing Co.                    194
     7,400  Hach Co.                                          113
     3,500  IFR System, Inc. <F1>                              36
     4,500  Instron Corp.                                      61
     3,600  Isco, Inc.                                         41
     1,400  Keithley Instruments, Inc.                         42
     5,300  Maxxim Medical, Inc. <F1>                          85
    11,600  Measurex Corp.                                    397
     4,000  Medex, Inc.                                        42
     4,200  Medicus Systems Corp.                              39
     4,700  Megatest Corp. <F1>                               139
     3,800  Mine Safety Appliances Co.                        192
     2,900  MTS Systems Corp.                                  82
     5,500  Newport Corp.                                      51
     5,900  Optical Coating Laboratory, Inc.                   80
     4,500  PolyMedica Industries, Inc. <F1>                   41
     4,200  Primesource Corp.                                  39
     4,600  Protocol Systems, Inc. <F1>                        53
       534  Starrett (L.S.) Co., Class B                       12
    21,600  SCI Systems, Inc. <F1>                            745
    11,800  Sunrise Medical, Inc. <F1>                        324
     4,200  Tech-Sym Corp. <F1>                               124
     3,300  TSI, Inc.                                          37
     5,000  Watkins-Johnson Co.                               274
                                                           ------
                                                            5,650
                                                           ------
            Insurance Services - 4.6%
     4,600  Allcity Insurance Co. <F1>                         43
     5,900  Allied Group, Inc.                                193
     4,600  American Eagle Group, Inc.                         48
     6,800  American Travelers Corp. <F1>                     127
     3,800  Baldwin & Lyons, Inc.                              58
    10,800  Berkley (W.R.) Corp.                              490
     9,500  Capital RE Corp.                                  285
    24,800  Citizens Corp.                                    471
     2,700  Donegal Group, Inc.                                48
     6,900  EMC Insurance Group, Inc.                          90
    11,200  Enhance Financial Services Group, Inc.            230
     7,400  First American Financial Corp.                    179
    10,960  Fremont General Corp.                             303
     4,945  Fund American Enterprises, Inc. <F1>              361
     8,700  Harleysville Group, Inc.                          259
     4,200  Home Beneficial Corp., Class B                     96
     3,400  Independent Insurance Group, Inc.                  85
     4,900  Intercargo Corp.                                   66
     4,000  Kansas City Life Insurance Co.                    212
     3,500  Laurentian Capital Corp. <F1>                      49
     5,800  Lawyers Title Corp.                                86
     2,000  Merchants Group, Inc.                              38
     4,400  Meridian Insurance Group, Inc.                     58
     2,700  Milwaukee Insurance Group, Inc. <F1>               59
     3,800  Nobel Insurance Ltd.                               46
     7,400  Nymagic, Inc.                                     126
     4,400  Penn Treaty American Corp. <F1>                    63
     4,100  Pioneer Financial Services, Inc.                   60
    21,900  Presidential Life Corp.                           189
     5,700  PXRE Corp.                                        155
    11,800  Scor U.S. Corp.                                   183
     4,200  Seafield Capital Corp.                            156
     9,500  Sierra Health Services, Inc. <F1>                 237
     4,050  Stewart Information Services Corp.                 78
     8,200  United Wisconsin Services, Inc.                   196
     4,700  United Fire & Casualty Co.                        174
     7,900  Washington National Corp.                         197
    11,500  Zenith National Insurance Corp.                   279
                                                           ------
                                                            6,073
                                                           ------
            Jewelry and Precious Metals - 0.2%
    16,800  Jan Bell Marketing, Inc. <F1>                      64
     7,600  Syratech Corp. <F1>                               156
                                                           ------
                                                              220
                                                           ------

            Lumber and Wood Products - 0.5%
     9,400  Ply-Gem Industries, Inc.                          179
     8,600  Pope & Talbot, Inc.                               133
     7,200  Skyline Corporation Designs                       130
    11,000  T.J. International, Inc.                          209
                                                           ------
                                                              651
                                                           ------
            Machinery - 2.0%
     6,200  Ampco-Pittsburgh Corp.                             64
     4,900  Amtrol, Inc.                                       80
    13,200  Arethusa (Off-Shore) Ltd. <F1>                    272
     6,500  Astec Industry, Inc. <F1>                          73
     3,000  Binks Manufacturing Co.                            74
     5,200  Dovatron International, Inc. <F1>                 180
     6,000  DT Industries, Inc.                                82
     3,100  Gardner Denver Machinery, Inc. <F1>                53
     4,000  Gehl Co. <F1>                                      32
    22,300  Giddings & Lewis, Inc.                            389
    14,800  INDRESCO, Inc. <F1>                               265
    11,200  Interpool, Inc. <F1>                              193
     5,800  Katy Industries                                    55
     5,800  Kulicke & Soffa Industries, Inc. <F1>             263
     4,400  Lufkin Industries, Inc.                           103
    13,000  Outboard Marine Corp.                             279
     4,341  Raymond Corp. <F1>                                 84
     3,000  Twin Disc, Inc.                                    69
                                                           ------
                                                            2,610
                                                           ------
            Manufacturing - General - 0.8%
     2,500  Applied Science & Technology, Inc. <F1>            39
     4,600  Bally Gaming International, Inc. <F1>              55
     6,800  Bairnco Corp.                                      36
     6,400  Chemed Corp.                                      226
     2,500  Fuqua Enterprises, Inc. <F1>                       60
    10,400  Hunt Manufacturing Co.                            161
     4,300  LaCrosse Footwear, Inc.                            48
     4,500  Oil-Dri Corporation of America                     69
     6,900  Pratt & Lambert United, Inc.                      161
     3,300  Wandel & Goltermann Technologies, Inc. <F1>        34
     8,000  Zurn Industries, Inc.                             203
                                                           ------
                                                            1,092
                                                           ------
            Metal Products - 0.9%
     3,000  Douglas & Lomason Co.                              37
     3,200  Elco Industries, Inc.                             114
     5,500  Fansteel, Inc.                                     38
     2,600  General Housewares Corp.                           29
     3,200  Howell Corp.                                       46
     2,800  International Aluminum Corp.                       89
     4,800  Maverick Tube Corp. <F1>                           38
     8,100  Nortek, Inc. <F1>                                  71
     5,600  Olympic Steel, Inc. <F1>                           54
     3,000  Pitt-Des Moines, Inc.                             110
     5,600  Shaw Group, Inc.<F1>                               51
     3,700  SPS Technologies, Inc. <F1>                       144
     6,300  Union Switch & Signal, Inc. <F1>                   52
     3,500  Varlen Corp.                                       95
    16,800  WHX Corp. <F1>                                    193
                                                           ------
                                                            1,161
                                                           ------
            Mining - 2.4%
    10,400  Addington Resources, Inc. <F1>                    160
    52,700  Amax Gold, Inc. <F1>                              323
     8,900  Ashland Coal, Inc.                                268
     7,000  Basin Exploration, Inc. <F1>                       37
    23,200  Cambior, Inc.                                     249
    75,600  Campbell Resources, Inc. <F1>                      66
     7,800  Cleveland-Cliffs, Inc.                            321
    10,100  Coeur D'Alene Mines Corp.                         205
    47,500  FMC Gold Co.                                      237
    22,000  Granges, Inc. <F1>                                 61
    31,300  Hecla Mining Co. <F1>                             380
     7,200  HS Resources, Inc. <F1>                           106
    12,600  MK Gold Co. <F1>                                   47
    10,401  Nord Resources Corp. <F1>                          25
    22,500  Pegasus Gold, Inc. <F1>                           307
    74,300  Royal Oak Mines, Inc. <F1>                        320
     5,100  Zemex Corp. <F1>                                   49
                                                           ------
                                                            3,161
                                                           ------
            Miscellaneous Investing Institutions - 1.5%
     9,700  Acceptance Insurance Co., Inc. <F1>               150
     5,000  Allied Holdings, Inc. <F1>                         40
     2,900  CENFED Financial Corp.                             69
     4,335  CFX Corp.                                          78
     3,300  Dime Financial Corp. <F1>                          38
     3,700  FFY Financial Corp.                                78
     3,900  First Essex Bancorp, Inc.                          41
     2,000  First Liberty Financial Corp.                      41
     2,900  First Northern Savings Bank                        45
       200  First State Corp.                                   5
     5,300  Gryphon Holdings, Inc. <F1>                        85
     5,211  Healthcare Service Group, Inc. <F1>                56
     1,400  Hinsdale Financial Corp. <F1>                      39
     3,000  Indiana Federal Savings & Loan Association         56
       900  Lynch Corp. <F1>                                   72
     3,400  Norwich Financial Corp.                            50
     9,100  RCSB Financial, Inc.                              220
     4,000  St. Francis Capital Corp. <F1>                     91
     5,500  Security Connecticut Corp.                        152
        50  South West Property Trust                           1
    11,800  Sphere Drake Holdings Ltd.                        177
    10,100  Storage Equities, Inc.                            188
     6,500  T R Financial Corp.                               160
     2,900  WesterFed Financial Corp.                          48
     6,100  Winston Hotels, Inc.                               69
                                                           ------
                                                            2,049
                                                           ------
            Natural Gas Transmission - 1.1%
     2,300  EnergyNorth, Inc.                                  39
     6,000  NUI Corp.                                         100
     3,700  Pennsylvania Enterprises, Inc.                    128
     9,500  Piedmont Natural Gas Co., Inc.                    190
    12,100  Primark Corp. <F1>                                301
     3,600  Providence Energy Corp.                            58
     7,450  Southern Union Co. <F1>                           139
    15,300  Southwest Gas Corp.                               239
    16,700  Western Gas Resources, Inc.                       280
                                                           ------
                                                            1,474
                                                           ------
            Oil and Gas - 4.2%
     3,010  American Exploration Co. <F1>                      35
     4,300  Atwood Oceanics, Inc. <F1>                         89
     4,600  Belden & Blake Corp. <F1>                          87
     6,700  BJ Services Co. <F1>                              169
     3,800  Callon Petroleum Co. <F1>                          43
    15,000  CalMat Co.                                        270
    16,500  Camco International, Inc.                         404
    10,000  Capsure Holdings Corp. <F1>                       137
     7,100  Chieftain International, Inc. <F1>                116
     2,900  Cliffs Drilling Co. <F1>                           43
     3,000  Crystal Oil Co. <F1>                               88
    10,300  Dual Drilling Co. <F1>                            102
     4,200  Edisto Resources Corp. <F1>                        27
    18,000  Enterra Corp. <F1>                                396
     2,200  Gulfmark International, Inc. <F1>                  51
    17,300  Home Oil Co. Ltd. <F1>                            221
     8,500  International Colin Energy Corp. <F1>              45
    13,400  Lone Star Technologies, Inc. <F1>                 127
    27,100  Marine Drilling Companies, Inc. <F1>              115
    21,800  Nabors Industries, Inc. <F1>                      206
    55,000  Noble Drilling Corp. <F1>                         426
     4,200  Norex America, Inc. <F1>                           45
    13,500  Nowsco Well Service Ltd.                          155
    60,600  Numac Energy, Inc. <F1>                           288
     5,600  Petrocorp, Inc. <F1>                               46
     8,700  Pool Energy Services Co. <F1>                      76
    64,000  Ranger Oil Ltd.                                   384
    54,800  Rowan Companies, Inc. <F1>                        411
     9,300  RPC, Inc. <F1>                                     73
    26,000  Sceptre Resources Ltd.                            153
    14,900  Serenpet, Inc. <F1>                                32
    19,700  Snyder Oil Corp.                                  239
    11,000  Stolt Comex Seaway S.A. <F1>                      120
     4,640  Swift Energy Co. <F1>                              42
    12,000  Tuboscope Vetco International Corp. <F1>           70
     3,000  Union Corp. <F1>                                   47
    13,600  Unit Corp. <F1>                                    51
     6,100  USX-Delhi Group                                    62
     5,800  Wiser Oil Co.                                      80
    13,640  Zapata Corp. <F1>                                  60
                                                           ------
                                                            5,631
                                                           ------
            Paper Products - 0.2%
     4,200  Nashua Corp.                                       65
     7,700  Paragon Trade Brands, Inc. <F1>                   119
     7,200  Sealright Co., Inc.                                94
                                                           ------
                                                              278
                                                           ------
            Personal Services - 1.4%
     5,900  Angelica Corp.                                    148
     5,500  Bally's Grand, Inc. <F1>                           85
     6,000  Boomtown, Inc. <F1>                                56
     8,900  Club Med, Inc.                                    285
     6,100  Harveys Casino Resorts                            120
     9,400  Marcus Corp.                                      333
    19,500  President Casinos, Inc. <F1>                       78
    20,000  Prime Hospitality Corp. <F1>                      205
    13,800  Rio Hotel and Casino, Inc. <F1>                   179
     5,300  Sholodge, Inc. <F1>                                72
     9,400  Stewart Enterprises, Inc., Class A                341
                                                           ------
                                                            1,902
                                                           ------
            Petroleum Products - 0.4%
     3,300  Crown Central Petroleum Corp., Class B <F1>        52
    43,400  E Z Serve Corp. <F1>                               68
     7,600  Giant Industries, Inc.                             83
     5,700  Quaker Chemical Corp.                              97
    24,900  Total Petroleum (North America) Ltd.              255
                                                           ------
                                                              555
                                                           ------
            Printing and Publishing - 1.2%
    10,400  American Business Products, Inc.                  214
    11,300  Bowne & Co., Inc.                                 229
     7,300  CSS Industries, Inc. <F1>                         168
     7,000  Cyrk International, Inc. <F1>                      86
     4,800  Duplex Products, Inc. <F1>                         36
    10,500  Gibson Greetings, Inc. <F1>                       150
     7,000  Graphic Industries, Inc.                           72
    18,600  Standard Register Co.                             400
     3,200  T/SF Communiciations Corp. <F1>                    35
    13,600  Western Publishing Group, Inc. <F1>               173
                                                           ------
                                                            1,563
                                                           ------
            Professional Services - 5.1%
     5,900  ABM Industries, Inc.                              156
    13,400  AmeriData Technologies, Inc. <F1>                 157
    24,700  Allwaste, Inc. <F1>                               127
    11,000  Banyan Systems, Inc. <F1>                         111
    17,800  Borland International, Inc.<F1>                   260
     2,000  Comnet Corp.<F1>                                   28
     3,700  Computer Data Systems, Inc.                        40
     2,200  Control Center, Inc.<F1>                           34
     6,100  Cyberonics, Inc.<F1>                               30
     3,800  Dataware Technologies, Inc.<F1>                    48
    13,100  Dial Page, Inc.<F1>                               233
     7,100  Envoy Corp.<F1>                                    85
     4,100  GBC Technologies, Inc.<F1>                         31
    19,200  Gerber Scientific, Inc.                           343
     5,100  GMIS, Inc.<F1>                                     82
       600  Grey Advertising, Inc.                            118
    18,800  Ideon Group, Inc.                                 193
    17,400  Information Resources, Inc.<F1>                   233
    14,600  Integrated Health Services, Inc.                  412
     7,400  Interim Services, Inc.<F1>                        200
     9,200  Interleaf, Inc.<F1>                                92
     4,600  Isomedix, Inc.<F1>                                 67
     8,700  Keane, Inc.<F1>                                   251
    11,700  Landmark Graphics Corp.<F1>                       330
     7,300  LaserMaster Technologies, Inc.<F1>                 53
     5,300  McGrath Rentcorp.                                  93
     3,000  MTL, Inc.<F1>                                      45
    16,700  National Auto Credit, Inc.<F1>                    321
     8,800  NetFRAME Systems, Inc.<F1>                         59
    10,300  Network Computing Devices, Inc.<F1>                71
     5,000  ParcPlace Digitalk, Inc.<F1>                       52
     8,500  Pharmaceutical Marketing Services, Inc.<F1>        98
     5,400  Pinkerton's, Inc.<F1>                             108
     9,400  Prime Medical Services, Inc.<F1>                   46
     9,900  Protein Design Labs, Inc.<F1>                     197
    11,300  Retix<F1>                                          52
    29,700  Rollins Truck Leasing Co.                         316
    20,100  Santa Cruz Operation, Inc.<F1>                    168
     4,700  Serv-Tech, Inc.<F1>                                37
     6,700  State of the Art, Inc.<F1>                         74
     7,100  Syquest Technology, Inc.<F1>                       94
     6,000  Tadiran Ltd.                                      133
    10,900  Telxon Corp.                                      260
     8,500  Tricord Systems, Inc.<F1>                          39
    10,800  Viewlogic Systems, Inc.<F1>                       151
     5,900  Wall Data, Inc.<F1>                               105
     3,100  Volt Information Sciences, Inc.<F1>               133
     8,700  Walker Interactive Systems, Inc.<F1>               76
     4,100  White River Corp.<F1>                             151
    11,800  Xircom, Inc.<F1>                                  162
                                                           ------
                                                            6,755
                                                           ------
            Real Estate - 0.4%
     2,300  Cardinal Realty Services, Inc.<F1>                 41
     5,000  FelCor Suite Hotels, Inc.                         150
    10,200  NVR, Inc.<F1>                                      99
     2,800  Penn Virginia Corp.                                91
     5,800  Prime Residential, Inc.                            89
                                                           ------
                                                              470
                                                           ------
            Recreational - 0.4%
     5,900  Coastcast Corp.<F1>                                53
     4,800  Lodgenet Entertainment Corp.<F1>                   50
     5,200  Meridian Sports, Inc.<F1>                          31
     4,800  Mountasia Entertainment International, Inc.<F1>    38
    10,000  Showboat, Inc.                                    216
    22,700  Tyco Toys, Inc.<F1>                               119
     7,000  Video Lottery Technologies, Inc.<F1>               41
                                                           ------
                                                              548
                                                           ------
            Recreational Services - 1.3%
     3,500  AMC Entertainment, Inc.<F1>                        62
     8,900  American Classic Voyages Co.                       91
     5,600  American Recreation Centers, Inc.                  34
    30,200  Aztar Corp.<F1>                                   253
    38,000  Bally Entertainment Corp.<F1>                     413
     5,500  Carmike Cinemas, Inc., Class A<F1>                121
    74,300  Cineplex Odeon Corp.                              149
     5,100  GC Companies, Inc.<F1>                            164
    11,900  Hollywood Park, Inc.<F1>                          146
     6,700  Iwerks Entertainment, Inc.<F1>                     39
     6,000  Jackpot Enterprises, Inc.                          64
    19,600  Savoy Pictures Entertainment, Inc.<F1>            130
     3,700  S-K-I Ltd.                                         47
    13,600  Starsight Telecast, Inc.<F1>                       51
                                                           ------
                                                            1,764
                                                           ------
            Research and Consulting Services - 1.2%
    18,300  Applied Bioscience International, Inc.<F1>        117
     8,900  Cell Genesys, Inc.<F1>                             56
     3,100  Continental Can, Inc.<F1>                          61
    15,600  Dames & Moore, Inc.                               250
     4,300  Failure Group, Inc.<F1>                            30
     3,300  Greiner Engineering, Inc.                          36
    12,600  Mycogen Corp.<F1>                                 173
     4,000  Nichols Research Corp.<F1>                         79
    11,100  Oncogene Science, Inc.<F1>                         60
    22,800  SciosNova, Inc.<F1>                                94
     6,800  SpaceLabs Medical, Inc.<F1>                       192
     9,400  Stone & Webster, Inc.                             355
     4,500  Tracor, Inc.<F1>                                   74
                                                           ------
                                                            1,577
                                                           ------
            Retail - 6.8%
    10,900  Aldila, Inc.<F1>                                   56
    15,000  AnnTaylor Stores, Inc.<F1>                        264
     9,000  Baker (J.), Inc.                                   73
     5,200  Bell Microproducts, Inc.<F1>                       60
     2,740  Ben Franklin Retail Stores, Inc.<F1>               10
     5,600  Bertucci's, Inc.<F1>                               40
    20,300  Best Products Co., Inc.<F1>                       173
     7,100  Bon-Ton Stores, Inc.<F1>                           54
    29,900  Broadway Stores, Inc.<F1>                         224
     5,000  Brookstone, Inc.<F1>                               46
     6,800  Brothers Gourmet Coffees, Inc.<F1>                 37
    26,700  Burlington Coat Factory Warehouse<F1>             354
     5,600  Buttrey Food & Drug Stores Co.<F1>                 42
    10,900  Caldor Corp.<F1>                                   60
     7,100  Capco Automotive Products Corp.                    66
    10,100  Carr-Gottstein Foods Co.<F1>                       61
    10,700  Carson Pirie Scott & Co.<F1>                      203
    18,600  Cash America International, Inc.                  128
     5,000  Catherines Stores Corp.<F1>                        59
     6,900  Central Tractor Farm & Country, Inc.<F1>           78
    66,900  Charming Shoppes, Inc.                            301
     5,300  Chart House Enterprises<F1>                        40
    33,800  Checkers Drive-In Restaurants, Inc.<F1>            65
     3,600  Crown Books Corp.<F1>                              32
     4,700  Delchamps, Inc.                                    87
    31,800  Discovery Zone, Inc.<F1>                          178
    14,400  Dress Barn, Inc.<F1>                              149
     8,500  Drug Emporium, Inc.<F1>                            41
    17,700  Duty Free International, Inc.                     226
    14,500  Edison Brothers Stores                             83
     8,000  Ernst Home Center, Inc.<F1>                        45
     3,900  Fabri-Centers of America, Inc., Class A<F1>        60
     3,900  Fabri-Centers of America, Inc., Class B<F1>        48
    13,300  Fay's, Inc.                                       110
    13,300  Filene's Basement Corp.<F1>                        66
     4,292  Frisch's Restaurants, Inc.                         43
    14,426  General Host Corp.<F1>                             85
     6,700  Gottschalks, Inc.<F1>                              48
    17,000  Grossman's, Inc.<F1>                               30
     5,800  Haggar Corp.                                      108
     5,500  Haverty Furniture Company, Inc.                    75
     6,155  Hills Stores Company<F1>                           70
     7,000  Hi-Lo Automotive, Inc.<F1>                         51
     6,400  Inacom Corp.<F1>                                   87
     6,600  Inmac Corp.<F1>                                    50
     6,600  InterTAN, Inc.<F1>                                 62
     3,800  Jacobson Stores, Inc.                              37
     4,900  Krystal Co.<F1>                                    37
    18,300  Meyer (Fred), Inc.<F1>                            448
    13,900  Michaels Stores, Inc.<F1>                         226
    22,200  Musicland Stores Corp.<F1>                        189
     6,600  One Price Clothing Stores, Inc.<F1>                35
     4,500  Orchard Supply Hardware<F1>                        65
     3,700  Oshman's Sporting Goods, Inc.<F1>                  52
    15,800  Payless Cashways, Inc.<F1>                         85
    33,700  Petrie Stores Corp.                               122
     6,700  Piccadilly Cafeterias, Inc.                        54
    10,100  Rally's, Inc.<F1>                                  24
    15,800  Ross Stores, Inc.                                 249
    34,700  Ryan's Family Steak Houses, Inc.<F1>              273
     3,300  Seaman Furniture Co.<F1>                           59
     3,200  Schultz Sav-o Stores, Inc.                         46
     8,400  Shoe Carnival, Inc.<F1>                            42
    20,700  Shopko Stores, Inc.                               256
     5,300  Showbiz Pizza Time, Inc.<F1>                       70
    18,000  Sizzler International, Inc.                       101
     7,300  Smith's Food & Drug Centers, Inc.                 148
     4,400  Sport Supply Group, Inc.                           54
    10,500  Stant Corp.                                       105
     4,500  Strawbridge & Clothier                             85
    11,300  Sun Television & Appliance                         69
    11,400  Syms Corp.<F1>                                    104
    16,500  TCBY Enterprises, Inc.                             76
    13,100  TPI Enterprises, Inc.<F1>                          57
    10,400  Taco Cabana, Class A<F1>                           56
     7,800  Tandycrafts, Inc.<F1>                              66
     4,100  Trak Auto Corp.<F1>                                61
     7,900  United Retail Group, Inc.<F1>                      52
     3,860  United Stationers, Inc.                           110
    20,600  Value City Department Stores, Inc.<F1>            152
    11,300  Venture Stores, Inc.                               65
     5,800  Vicorp Restaurants, Inc.<F1>                       70
    21,600  Waban, Inc.<F1>                                   408
     4,600  Wolohan Lumber Co.                                 52
     5,800  Younkers, Inc.<F1>                                 99
    22,700  Zale Corp.<F1>                                    315
                                                           ------
                                                            9,002
                                                           ------
            Rubber and Plastics - 0.6%
    11,000  ACX Technologies, Inc.<F1>                        220
     6,700  Blessings Corp.                                    88
    11,400  Carlisle Plastics, Inc.<F1>                        57
     4,000  China Tire Holdings Ltd.                           34
     3,400  Essef Corp.<F1>                                    59
    10,800  Gundle/SLT Environmental, Inc.<F1>                 80
     5,500  Tredegar Industries, Inc.                         170
     8,400  Uniroyal Technology Corp.<F1>                      34
     3,900  Versa/Technologies, Inc.                           59
                                                           ------
                                                              801
                                                           ------
            Sanitary Services - 0.9%
     3,800  Allied Waste Industries, Inc.<F1>                  32
     5,200  American Ecology Corp.                             25
     4,100  Continental Waste Industries, Inc.<F1>             71
     4,600  Groundwater Technology, Inc.<F1>                   60
    23,400  Horsehead Resource Development, Inc.<F1>          118
    23,200  International Technology Corp.<F1>                 78
     6,700  Kaiser Ventures, Inc.<F1>                          65
     4,800  Layne, Inc.<F1>                                    44
    16,100  Mid-American Waste Systems, Inc.<F1>               83
    21,900  Omega Environmental, Inc.<F1>                      81
    40,300  Rollins Environmental Services, Inc.<F1>          196
     4,100  Sevenson Environmental Services, Inc.              76
     4,600  TRC Companies, Inc.<F1>                            36
     9,400  Western Waste Industries<F1>                      188
                                                           ------
                                                            1,153
                                                           ------

            Service Industry Machinery - 0.2%
     3,400  Edelebrock Corp.<F1>                               52
     3,600  ICO, Inc.<F1>                                      18
     5,900  Mestek, Inc.<F1>                                   80
     5,800  Scotsman Industries, Inc.                          95
                                                           ------
                                                              245
                                                           ------
            Social Services - 1.0%
     4,400  Arbor Health Care Co.<F1>                         102
     6,600  Berlitz International, Inc.<F1>                    97
    12,100  KinderCare Learning Centers, Inc.<F1>             163
    16,900  Mariner Health Group, Inc.<F1>                    239
    19,000  National Education Corp.<F1>                      152
     4,600  Pacific Rehabilitation & Sports
            Medicine, Inc.<F1>                                 31
    26,900  Physician Corporation of America<F1>              424
    10,700  Regency Health Services, Inc.<F1>                 111
                                                           ------
                                                            1,319
                                                           ------
            Steel Products - 2.7%
     7,800  Acme Metals, Inc.<F1>                             135
     5,600  Amcast Industrial Corp.                           108
    18,500  Birmingham Steel Corp.                            324
    10,500  Brush Wellman, Inc.                               194
    19,200  Chaparral Steel Co.                               206
     3,300  Curtiss-Wright Corp.                              146
     9,200  Handy & Harman                                    138
     9,900  Independence Holding Co.<F1>                       36
     5,500  Insteel Industries, Inc.                           40
     3,100  Laclede Steel Co.<F1>                              32
     9,500  Lukens, Inc.                                      277
     5,600  Mueller Industries, Inc.<F1>                      290
     6,100  National Steel Corp., Class B<F1>                  94
     3,900  New Jersey Steel Corp.<F1>                         44
     7,000  Oregon Metallurgical Corp.<F1>                     89
    12,600  Oregon Steel Mills, Inc.                          202
     6,700  Reliance Steel & Aluminum Co.                     123
     5,250  Roanoke Electric Steel Corp.                       81
     8,500  Shiloh Industries, Inc.<F1>                        92
     4,600  Steel of West Virginia, Inc.<F1>                   40
     7,900  Steel Technologies, Inc.                           79
     7,000  Texas Industries, Inc.                            369
    12,800  Tyler Corp.<F1>                                    35
    33,700  UNR Industries, Inc.                              291
    27,200  Weirton Steel Corp.<F1>                           133
                                                           ------
                                                            3,598
                                                           ------
            Textiles - 1.2%
     3,400  Chemfab Corp.<F1>                                  65
     5,500  Crown Crafts, Inc.                                 71
    15,700  Delta Woodside Industries, Inc.                   120
     7,900  Dixie Yarns, Inc.                                  49
     9,200  Dyersburg Corp.                                    44
     3,900  Fab Industries, Inc.                              120
     5,800  Fieldcrest Cannon, Inc.<F1>                       127
    20,100  Griffon Corp.<F1>                                 173
     9,700  Guilford Mills, Inc.                              235
     3,200  Image Industries, Inc.<F1>                         40
     6,300  Johnstown American Industries, Inc.<F1>            51
     4,500  Oneita Industries, Inc.<F1>                        38
     5,500  Superior Surgical Manufacturing Co., Inc.          57
    19,300  Tultex Corp.<F1>                                  104
    13,300  Unifirst Corp.                                    195
     9,500  Worldtex, Inc.<F1>                                 56
                                                           ------
                                                            1,545
                                                           ------
            Tobacco Products - 0.1%
     3,200  Culbro Corp.<F1>                                  129
                                                           ------
            Transportation Parts and
            Equipment - 1.6%
    10,400  AAR Corp.                                         190
    14,500  Arvin Industries, Inc.                            310
     9,300  Avondale Industries, Inc.<F1>                     145
    11,300  Brilliance China Automotive Holdings, Ltd.         58
     4,300  Durakon Industries, Inc.<F1>                       64
     7,200  Excel Industries, Inc.                            101
     8,700  Huffy Corp.                                        99
     2,400  JPE, Inc.<F1>                                      32
    11,200  MK Rail Corp.                                      95
     6,600  Molecular Dynamics, Inc.<F1>                       53
     3,900  Oshkosh Truck Corp.                                59
    15,000  Orbital Sciences Corp.<F1>                        244
     5,200  R & B, Inc.<F1>                                    44
    32,300  Roadmaster Industries, Inc.<F1>                    93
    11,700  Rohr Industries, Inc.<F1>                         190
     8,300  SPX Corp.                                         123
     4,000  Stanford Telecommunications, Inc.<F1>              80
     6,400  Todd Shipyards Corp.<F1>                           41
     3,600  Treadco, Inc.                                      38
    11,500  UNC, Inc.<F1>                                      72
                                                           ------
                                                            2,131
                                                           ------
            Transportation Services - 3.6%
    13,700  Airborne Freight Corp.                            336
     8,700  Alaska Air Group, Inc.<F1>                        136
     4,900  Anuhco, Inc.<F1>                                   39
    12,700  Arkansas Best Corp.                               151
     3,300  Builders Transport, Inc.<F1>                       40
     9,900  Careline, Inc.<F1>                                 93
     2,500  FRP Properties, Inc.<F1>                           52
     5,900  Florida East Coast Industries, Inc.               423
     4,900  Great Lakes Aviation Ltd.<F1>                      29
     3,300  Greenwich Air Services, Inc.<F1>                   68
    39,200  Greyhound Lines, Inc.<F1>                         167
    10,500  Harper Group Co.                                  199
    26,600  Hunt (J.B.) Transportation Services, Inc.         402
    18,900  IES Industries, Inc.                              503
     2,500  International Shipholding Corp.                    62
     3,300  KLLM Transport Services, Inc.<F1>                  33
     8,300  M.S. Carriers, Inc.<F1>                           133
     8,200  Maritrans, Inc.                                    48
     1,900  Marten Transport Ltd.<F1>                          30
     5,700  Matlack Systems, Inc.<F1>                          56
    21,300  Mesa Airlines, Inc.<F1>                           217
     2,000  Midland Co.                                        93
     5,500  Old Dominion Freight Line, Inc.<F1>                52
     3,000  Oglebay Norton Co.                                108
    20,000  OMI Corp.<F1>                                     140
     4,200  PS Group, Inc.<F1>                                 43
     6,700  Skywest, Inc.                                     127
    15,100  TNT Freightways Corp.                             285
     9,900  Tower Air, Inc.                                    75
     3,700  Trism, Inc.<F1>                                    27
    16,300  Werner Enterprises, Inc.                          338
     3,000  Worldway Corp.<F1>                                 33
    18,300  Yellow Corp.                                      252
                                                           ------
                                                            4,790
                                                           ------
            Water Supply - 0.6%
     4,300  Aquarion Co.                                      104
     4,200  California Water Service Co.                      138
     4,700  E'Town Corp.                                      126
     2,100  SJW Corp.                                          78
     5,000  Southern California Water Co.                      92
    20,568  United Water Resources, Inc.                      262
                                                           ------
                                                              800
                                                           ------
            Wholesale - 4.4%
     4,600  AM International, Inc.<F1>                         37
     3,600  Atchison Casting Corp.<F1>                         61
    11,900  Banner Aerospace, Inc.<F1>                         62
     3,200  Bearings, Inc.                                    108
     4,435  Bell Industries, Inc.<F1>                          97
     4,600  Bindley Western Industries, Inc.                   86
     5,900  BMC West Corp.<F1>                                 83
     6,500  Cellular Communications of
            Puerto Rico, Inc.<F1>                             198
     9,900  Commercial Metals Co.                             267
     8,000  Cygne Designs, Inc.<F1>                            26
     5,900  Deckers Footwear Corp.<F1>                         48
    11,800  EKCO Group, Inc.                                   71
     5,500  Forschner Group, Inc.<F1>                          66
    16,438  Foxmeyer Health Corp.<F1>                         370
     8,200  Getty Petroleum Corp.<F1>                         111
     8,300  Graham-Field Health Products, Inc.<F1>             34
     3,400  Greenman Bros., Inc.<F1>                           42
    27,100  Handleman Co.                                     241
     4,000  Hughes Supply, Inc.                                96
     9,700  IGEN, Inc.<F1>                                     62
    24,600  Intelligent Electronics, Inc.                     209
    11,700  International Multifoods Corp.                    252
    11,200  Marshall Industries<F1>                           423
    19,400  Merisel, Inc.<F1>                                 116
     9,500  MicroAge, Inc.<F1>                                106
     5,600  Morgan Products Limited Co.<F1>                    38
     7,000  Nash-Finch Co.                                    140
    11,600  NBTY, Inc.<F1>                                     66
    13,100  Noel Group, Inc.<F1>                               82
     2,500  Noland Co.                                         46
    21,200  Owens & Minor, Inc.                               273
     9,300  Pulte Corp.                                       264
     7,200  Rentrak Corp.<F1>                                  41
    15,700  Rexel, Inc.<F1>                                   159
     7,400  Richardson Electronics Ltd.                        59
    13,200  Russ Berrie & Co., Inc.                           201
    11,000  SciClone Pharmaceuticals, Inc.<F1>                 93
     8,400  Shaman Pharmaceuticals, Inc.<F1>                   51
     3,200  Software Spectrum, Inc.<F1>                        79
     5,849  Standard Commercial Corp.<F1>                      70
     6,000  Sullivan Dental Products, Inc.<F1>                 64
     7,100  Super Food Services, Inc.                          90
     7,000  Syncor International Corp.<F1>                     65
    35,400  Tech Data Corp.<F1>                               500
    14,100  Univar Corp.                                      197
     4,700  Vallen Corp.<F1>                                   95
                                                           ------
                                                            5,945
                                                           ------
            Total Common Stocks
            (cost $121,002)                               129,864
                                                          -------
            PREFERRED STOCKS - 0.0%

     1,312  Lynx Therapeutics, Inc., Series A                   1
                                                           ------
            Total Preferred Stocks
            (cost $1)                                           1
                                                           ------



            EURODOLLAR TIME DEPOSITS - 2.9%

     3,799  Berlinder Handels Und Frankfurter,
            Grand Cayman Islands,
            6.50%, 10/2/95                                  3,799
                                                          -------
            Total Eurodollar Time Deposits
            (cost $3,799)                                   3,799
                                                          -------
            U.S. GOVERNMENT OBLIGATIONS - 0.1%

       145  U.S. Treasury Bills , <F24>
            5.29%, 12/21/95                                   143
                                                          -------
            Total U.S. Government Obligations
            (cost $143)                                       143
                                                          -------
            Total Investments - 100.7%
            (cost $124,945)                               133,807

            Liabilities less Other Assets - (0.7)%          (902)
                                                         --------
            NET ASSETS - 100.0%                          $132,905
                                                         ========



            OPEN FUTURES CONTRACTS:

            Number of      Principal                           Unrealized
   Type     Contracts       Amount     Position    Expiration     Gain
   ----     ---------       ------     --------    ----------     ----

  Russell
   2000         14          $2,196       Long       12/15/95      $14




<F24> Security pledged as collateral to cover margin requirements for open futures contracts.
See Notes to the Financial Statements.


Schedules of Investments  September 30, 1995 (Unaudited)
INTERNATIONAL GROWTH EQUITY FUND
      Number                                               Value
   of Shares                                               (000s)
   ---------                                               ------

            COMMON STOCKS  - 89.6%

            Australia  - 1.9%
 1,700,000  Foster's Brewing Group Ltd.                     1,604
   250,000  News Corp. Ltd.                                 1,389
                                                          -------
                                                            2,993
                                                          -------
            Brazil  - 1.0%
 2,000,000  Brasmotor S.A.                                    512
    25,000  Telebras ADR <F25>                              1,181
                                                          -------
                                                            1,693
                                                          -------
            China  - 2.0%
    18,000  Huaneng Power International, Inc. ADR <F1>        311
    45,000  Jilin Chemical Industrial Co. Ltd. ADR <F1>     1,001
 3,000,000  Maanshan Iron & Steel Co.                         559
 3,750,000  Quingling Motors Co.                              863
 2,000,000  Shanghai Petrochemical Co. Ltd.                   582
                                                          -------
                                                            3,316
                                                          -------
            Czech Republic  - 0.5%
   100,000  Czechoslovakia & Slovak Investment Corp.          800
     8,000  Czechoslovakia & Slovak Investment
            Corp. Warrants                                     12
                                                          -------
                                                              812
                                                          -------
            Denmark  - 0.6%
    35,000  ISS International Service System, Class B         925
                                                          -------
            France  - 4.4%
    20,000  Alcatel Alsthom                                 1,687
    35,000  Cie Financiere de Paribas, Class A              1,775
    20,000  Cie Generale des Eaux                           1,927
    12,000  Peugeot S.A.                                    1,644
                                                          -------
                                                            7,033
                                                          -------
            Germany  - 4.0%
       900  Allianz Holdings A.G.                           1,629
     5,000  Mannesmann A.G.                                 1,648
    45,000  Veba A.G.                                       1,793
     4,000  Volkswagen A.G.                                 1,303
                                                          -------
                                                            6,373
                                                          -------
            Hong Kong  - 7.6%
 1,500,000  Amoy Properties Ltd.                            1,416
   300,000  Cheung Kong (Holdings) Ltd.<F1>                 1,634
   250,000  China Light & Power Co. Ltd.                    1,293
 1,500,000  First Pacific Co. Ltd.                          1,601
   250,000  Great Eagle Holdings Ltd.                         618
   175,000  Guoco Group Ltd.                                  876
   120,000  HSBC Holdings PLC                               1,668
   250,000  Hutchinson Whampoa Ltd.                         1,355
   450,000  New World Development Co. Ltd.                  1,775
                                                          -------
                                                           12,236
                                                          -------

            India  - 0.5%
   150,000  The India Fund, Class A<F1>                       748
                                                          -------
            Indonesia  - 0.5%
   600,000  Gadjah Tunggal                                    397
   409,600  Indah Kiat Pulp & Paper Corp.                     493
                                                          -------
                                                              890
                                                          -------
            Italy  - 4.6%
    80,000  Assicurazioni Generali                          1,852
   350,000  Fiat S.p.A.                                     1,312
    40,000  Luxottica Group S.p.A. ADR                      1,955
 1,200,000  Olivetti & Co. S.p.A.<F1>                       1,028
   800,000  Telecom Italia Mobile S.p.A.<F1>                1,335
                                                          -------
                                                            7,482
                                                          -------
            Japan  - 28.3%
    70,000  Asahi Glass Co. Ltd.                              759
     7,000  Autobacs Seven Co. Ltd.                           695
    50,000  Canon, Inc.                                       897
    40,000  CSK Corp.                                       1,204
    35,000  Daiichi Corp.                                     699
    15,000  Fanuc Ltd.                                        672
   100,000  Fujitsu Ltd.                                    1,267
   120,000  Hitachi Ltd.                                    1,314
    22,000  Hitachi Software Engineering Co.                  520
   175,000  Hitachi Zosen Corp.                               859
     7,000  I-O Data Device                                   493
    35,000  Ishiguro Homa Corp.                               692
    10,000  Japan Associated Finance Co.                    1,115
       500  JGC Corp.                                           6
    20,000  JUSCO Ltd.                                        480
    20,000  Kato Denki                                        537
   300,000  Kawasaki Steel Corp.                            1,083
     5,000  Kyocera Corp.                                     413
    40,000  Maeda Road Construction                           750
    45,000  Mitsubishi Bank                                   903
   180,000  Mitsubishi Chemical Corp.                         876
    60,000  Mitsubishi Estate Co. Ltd.                        675
   150,000  Mitsubishi Heavy Industries Ltd.                1,156
   275,000  Mitsui O.S.K. Lines Ltd.<F1>                      797
   100,000  Mitsui Trust & Banking                            938
    12,000  Murata Manufacturing Co. Ltd.                     453
    40,000  National House Ind. Co.                           750
    65,000  NEC Corp.                                         909
    15,000  Nichiei Co. Ltd.                                  967
    15,000  Nichiha Corp.                                     278
    20,000  Nihon Dempa Kogyo                                 537
    11,000  Nintendo Corp. Ltd.                               808
    60,000  Nippon Comsys Corp.                               785
   300,000  Nippon Steel Corp.                              1,052
       178  Nippon Telegraph & Telephone Corp.              1,539
   150,000  Nissan Motor Co. Ltd.                           1,085
    75,000  Nomura Securities Co. Ltd.                      1,475
   110,000  NSK Ltd.                                          678
    35,000  Omron Corp.                                       816
    10,000  Rohm Co.                                          635
    20,000  Sankyo Co. Ltd.                                   458
    14,000  Secom                                             937
    60,000  Sharp Corp.                                       845
    35,000  Shin-Etsu Chemical Co.                            681
   350,000  Showa Denko<F1>                                 1,015
    25,000  Sony Music Entertainment, Inc.                  1,151
    15,000  Square Co. Ltd.                                   608
   100,000  Sumitomo Corp.                                    960
    60,000  Sumitomo Electric Industries                      736
   120,000  Sumitomo Marine & Fire Insurance                  914
    15,000  Tokyo Electron Ltd.                               655
   160,000  Toray Industries, Inc.                            976
   100,000  Toshiba Corp.                                     735
    40,000  Toyo Communication Equipment                      888
    35,000  Uny Co. Ltd.                                      571
    35,000  Yamanouchi Pharmaceutical                         759
                                                          -------
                                                           45,456
                                                          -------
            Malaysia  - 4.7%
   150,000  Edaran Otomobil Nasional Berhad                 1,201
   175,000  Genting Berhad                                  1,513
   500,000  Land & General Berhad, Class A                  1,314
   200,000  Malayan Banking Berhad                          1,617
   120,000  TeleKom Malaysia Berhad                           903
   150,000  United Engineers Ltd.                             962
                                                          -------
                                                            7,510
                                                          -------
            Mexico  - 1.0%
   200,000  Fomento Economico Mexicano,
            S.A. de C.V., Class B                             508
    25,000  Grupo Televisa S.A. GDR                           500
    20,000  Panamerican Beverages, Inc.                       538
                                                          -------
                                                            1,546
                                                          -------
            Netherlands  - 1.2%
    40,000  Philips Electronics N.V.                        1,959
                                                          -------
            Norway  - 1.3%
   160,000  Saga Petroleum A.S., Class A                    2,072
                                                          -------
            Philippines  - 0.8%
   600,000  Ayala Land, Inc., Class B                         668
   600,000  Filinvest Land, Inc.<F1>                          193
   105,800  San Miguel Corp., Class B                         374
                                                          -------
                                                            1,235
                                                          -------
            Russia  - 0.2%
    50,000  Fleming Russia Securities Fund<F1>                338
                                                          -------
            Singapore  - 1.8%
    60,000  Development Bank of Singapore Ltd.                684
   275,000  Keppel Corp. Ltd.                               2,206
                                                          -------
                                                            2,890
                                                          -------
            South Korea  - 1.3%
    25,000  Cho Hung Bank                                     355
    75,000  Korea First Bank<F1>                              831
    40,000  LG Chemical Ltd. GDR<F1>                          940
                                                          -------
                                                            2,126
                                                          -------
            Spain  - 3.1%
    40,000  Banco Santander S.A.                            1,679
    40,000  Empresa Nacional de Electricidad S.A.           2,052
    30,000  Telefonica de Espana ADR                        1,241
                                                          -------
                                                            4,972
                                                          -------

            Switzerland  - 2.4%
     1,800  BBC Brown Boveri A.G.                           2,098
    12,000  SMH A.G.                                        1,700
                                                          -------
                                                            3,798
                                                          -------
            Thailand  - 3.0%
   120,000  Bangkok Bank Co. Ltd.                           1,349
   325,000  Industrial Finance Corp. of Thailand              998
    80,000  Italian-Thai Development PLC                      893
   200,000  TPI Polene Co. Ltd.                             1,539
                                                          -------
                                                            4,779
                                                          -------
            Taiwan  - 2.6%
   427,164  Acer, Inc.<F1>                                  1,010
   175,000  Hon Hai Precision                                 537
    56,211  Nan Ya Plastics Corp.                              96
   250,000  Siliconware Precision Industries Co.<F1> <F26>    665
    33,000  Siliconware Precision Industries GDR<F1>          528
   325,875  United Microelectronics Corp. Ltd.                885
   225,000  Yageo Corp.<F1>                                   503
                                                          -------
                                                            4,224
                                                          -------
            United Kingdom  - 10.3%
   550,000  Caradon PLC                                     1,885
    75,000  Carlton Communications PLC                      1,228
   175,000  Great Universal Stores PLC                      1,651
    60,000  Guinness PLC                                      492
   100,000  Hanson PLC, ADR                                 1,625
   300,000  Kingfisher PLC                                  2,393
   575,000  Landbroke Group PLC                             1,533
   300,000  Rank Organization PLC                           2,018
    30,000  Reuters Holdings PLC, ADR                       1,586
   125,000  RTZ Corp. PLC                                   1,834
    10,000  Vodafone Group PLC, ADR                           410
                                                          -------
                                                           16,655
                                                          -------
            Total Common Stocks
            (cost $142,619)                               144,061
                                                          -------
            PREFERRED STOCKS  - 1.5%

            Brazil  - 0.5%
    75,000  Usiminas Siderurg Minas ADR  <F25>                806
                                                          -------
            Switzerland  - 1.0%
       225  Roche Holding AG-Genusshein                     1,598
                                                          -------
            Total Preferred Stocks
            (cost $2,074)                                   2,404
                                                          -------


            EURODOLLAR TIME DEPOSITS  - 4.0%

     6,403  Berliner Handels Und Frankfurter,
            Grand Cayman Islands,
            6.50%, 10/2/95                                  6,403
                                                          -------
            Total Eurodollar Time Deposits
            (cost $6,403)                                   6,403
                                                          -------
            U.S. GOVERNMENT OBLIGATIONS  - 1.3%

     2,205  FHLB Discount Note,
            6.39%, 10/2/95                                  2,204
                                                          -------
            Total U.S. Government Obligations
`           (cost $2,204)                                   2,204
                                                          -------
            Total Investments  - 96.4%
            (cost $153,300)                               155,072

            Other Assets less Liabilities  - 3.6%           5,766
                                                          -------
            NET ASSETS  - 100.0%                         $160,838
                                                         ========

<F25>  Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,987,000 or 1.2% of net assets.

<F26> This private placement security may require registration under the
Securities Act of 1933 or an exemption therefrom in order to effect sale in ordinary course of business. At September 30, 1995, the value of this security amounted to $665,000 or 0.4% of net assets.

See Notes to the Financial Statements.


Schedules of Investments  September 30, 1995 (Unaudited)


INTERNATIONAL SELECT EQUITY FUND
    Number                                                  Value
 of Shares                                                 (000s)
 ---------                                                 ------

            COMMON STOCKS - 94.4%

            Austria - 4.3%
    30,000  Flughafen Wien A.G.                           $ 1,903
    15,000  VA Technologies A.G.                            1,733
                                                          -------
                                                            3,636
                                                          -------
            Brazil - 2.0%
    35,000  Telebras ADR <F27>                              1,654
                                                          -------
            China - 2.1%
    80,000  Jilin Chemical Industrial Co. Ltd. ADR<F1>      1,780
                                                          -------
            Denmark - 2.0%
    65,000  ISS International Service System, Class B       1,718
                                                          -------
            France - 4.4%
     5,500  Sidel S.A.                                      1,761
    30,000  Technip S.A.                                    1,979
                                                          -------
                                                            3,740
                                                          -------
            Germany - 1.1%
    40,000  Tarkett A.G.<F1>                                  957
                                                          -------
            Hong Kong - 10.9%
   450,000  Cheung Kong (Holdings) Ltd.                     2,450
   900,000  Consolidated Electric Power Asia Ltd.           1,804
 2,000,000  First Pacific Co. Ltd.                          2,134
   200,000  HSBC Holdings PLC                               2,781
                                                          -------
                                                            9,169
                                                          -------
            Italy - 4.4%
   300,000  La Rinascente S.p.A.                            1,785
    40,000  Luxottica Group S.p.A. ADR                      1,955
                                                          -------
                                                            3,740
                                                          -------
            Japan - 21.1%
    15,000  Autobacs Seven Co. Ltd.                         1,490
    80,000  Daiichi Corp.                                   1,598
    90,000  Ishiguro Homa Corp.                             1,779
    15,000  Japan Associated Finance Co.                    1,673
    50,000  Murata Manufacturing Co. Ltd.                   1,884
    30,000  Nichiei Co. Ltd.                                1,934
    25,000  Nintendo Corp. Ltd.                             1,837
    30,000  Rohm Co. Ltd.                                   1,904
    25,000  Secom                                           1,673
    45,000  Sony Music Entertainment, Inc.                  2,071
                                                          -------
                                                           17,843
                                                          -------
            Malaysia - 7.3%
   250,000  Edaran Otomobil Nasional Berhad                 2,002
   700,000  Land & General Berhad, Class A                  1,840
   500,000  Pelangi Berhad                                    590
   500,000  Petronas Gas Berhad<F1>                         1,743
                                                          -------
                                                            6,175
                                                          -------

            Mexico - 6.4%
    65,000  Coca-Cola Femsa S.A. ADR                        1,284
   500,000  Fomento Economico Mexicano S.A.
            de C.V., Class B                                1,271
    75,000  Grupo Televisa S.A. GDR                         1,500
    50,000  Panamerican Beverages, Inc.                     1,344
                                                          -------
                                                            5,399
                                                          -------
            Netherlands - 1.9%
    25,000  Polygram NV                                     1,632
                                                          -------
            Norway - 2.3%
   150,000  Saga Petroleum A.S., Class A                    1,942
                                                          -------
            Peru - 2.0%
   900,016  Cervecer Backus & Johnston                      1,730
                                                          -------
            Philippines - 3.4%
 1,500,000  Ayala Land, Inc., Class B                       1,670
   192,500  Benpres Holdings Corp. GDR<F1>                  1,203
                                                          -------
                                                            2,873
                                                          -------
            Singapore - 2.4%
   250,000  Keppel Corp. Ltd.                               2,006
                                                          -------
            Switzerland - 2.5%
    15,000  SMH A.G.                                        2,125
                                                          -------
            Taiwan - 3.8%
   710,000  Acer, Inc.<F1>                                  1,679
   575,000  United Microelectronics Corp. Ltd.              1,562
                                                          -------
                                                            3,241
                                                          -------
            Thailand - 4.4%
   175,000  Bangkok Bank Co. Ltd.                           1,968
   225,000  TPI Polene Public Co. Ltd.                      1,731
                                                          -------
                                                            3,699
                                                          -------
            Turkey - 1.5%
 1,992,000  Erciyas Biracilik Ve Malt                       1,234
                                                          -------
            United Kingdom - 4.2%
   200,000  Great Universal Stores PLC                      1,887
   200,000  Guinness PLC                                    1,640
                                                          -------
                                                            3,527
                                                          -------
            Total Common Stocks
            (cost $78,000)                                 79,820
                                                          -------
            PREFERRED STOCKS - 2.1%

            Switzerland - 2.1%
       250  Roche Holding AG-Genusshein                     1,775
                                                          -------
            Total Preferred Stocks
            (cost $1,607)                                   1,775
                                                          -------
            EURODOLLAR TIME DEPOSITS - 2.3%

     1,985  Berlinder Handels Und Frankfurter,
            Grand Cayman Islands,
            6.50%, 10/2/95                                  1,985
                                                          -------
            Total Eurodollar Time Deposits
            (cost $1,985)                                   1,985
                                                          -------
            Total Investments - 98.8%
            (cost $81,592)                                 83,580

            Other Assets less Liabilities - 1.2%              986
                                                          -------
            NET ASSETS - 100.0%                           $84,566
                                                         ========


<F27>  Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $1,654,000 or 2.0% of net assets.


At September 30, 1995, the International Growth Equity and International Select Equity Funds' investments, excluding time deposits, were diversified as follows:

                                 International       International
    Industry                     Growth Equity       Select Equity
     Sector                           Fund                Fund
     ------                           ----                ----


Basic Industries/Energy              23.0%              10.6%
Capital Goods                          5.3               18.4
Consumer Goods                        24.8               23.0
Financial Services                    15.3               15.4
Real Estate                           10.1                5.0
Technology                            12.2               13.2
Other                                  9.3               14.4
                                      ----              -----

Total                               100.0%             100.0%
                                    ======             ======


See Notes to the Financial Statements.


Notes to the Financial Statements  September 30, 1995 (Unaudited)

1. Organization
Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Money Market, U.S. Government Money Market, Municipal Money Market, and U.S. Government Select Money Market Funds (the "Money Market Funds"), U.S. Government, Fixed Income, Intermediate Tax-
Exempt, and Tax-Exempt Funds (the "Fixed Income Funds"), Income Equity, Growth Equity, Select Equity, Small Cap Growth, International Growth Equity, and International Select Equity Funds (the "Equity Funds") (collectively "the Funds") are separate, diversified investment portfolios of Northern Funds. The California Municipal Money Market Fund and the International Fixed Income Fund are non-diversified portfolios of Northern Funds and are included with the Money Market Funds and Fixed Income Funds, respectively. All of the Funds commenced investment operations during April 1994, with the exception of the California Municipal Money Market Fund and the U.S. Government Select Money Market Fund, which commenced investment operations during November and December 1994, respectively.

The Funds have entered into an Investment Advisory Agreement with The Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities which are traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

b) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

c) FUTURES CONTRACTS - The Equity and Fixed Income Funds may enter into certain futures contracts. Futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value are accounted for as un-realized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

At September 30, 1995, the Small Cap Growth Fund had entered into exchange-traded futures contracts. The Fund bears the market risk arising from changes in these financial instruments. At the time the Fund enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recognized and payments are made, on a daily basis, between the Fund and the broker. The aggregate market value of investments pledged to cover margin requirements for open positions at September 30, 1995 was $143,000.

d) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

e) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Equity Funds, the International Fixed Income Fund and the Fixed Income Fund are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts for which delivery is anticipated are reflected in a Fund's account, while the aggregate principal amounts are reflected net in the accompanying Statements of Assets and Liabilities if the Fund intends to settle the contract prior to delivery. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statement. A Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk.

At September 30, 1995, the International Growth Equity Fund had an outstanding contract to sell 1,500,000,000 Japanese Yen in exchange for $15,000,000. Unrealized depreciation on this contract totalled $70,000 at September 30, 1995.

f) ORGANIZATION COSTS - Costs incurred by the Funds in connection with their organization, initial registration and public offering of shares aggregating $1,027,000 have been deferred and will be amortized over the period of benefit, but not to exceed sixty months from each Fund's commencement of operations. Organization costs have been allocated equally among the respective Funds or by specific identification, as applicable. The proceeds of any redemption of the initial shares by the original shareholder or any transferee will be reduced by a pro rata share of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

g) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

h) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

i) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:


                                        Declaration         Payment
                                        Frequency           Frequency
                                        -----------         ---------
MONEY MARKET FUND                       DAILY               MONTHLY
U.S. GOVERNMENT MONEY
  MARKET FUND                           DAILY               MONTHLY
MUNICIPAL MONEY MARKET FUND             DAILY               MONTHLY
U.S. GOVERNMENT SELECT
  MONEY MARKET FUND                     DAILY               MONTHLY
CALIFORNIA MUNICIPAL
  MONEY MARKET FUND                     DAILY               MONTHLY
U.S. GOVERNMENT FUND                    DAILY               MONTHLY
FIXED INCOME FUND                       DAILY               MONTHLY
INTERMEDIATE TAX-EXEMPT FUND            DAILY               MONTHLY
TAX-EXEMPT FUND                         DAILY               MONTHLY
INTERNATIONAL FIXED
  INCOME FUND                           DAILY               QUARTERLY
INCOME EQUITY FUND                      MONTHLY             MONTHLY
GROWTH EQUITY FUND                      QUARTERLY           QUARTERLY
SELECT EQUITY FUND                      ANNUALLY            ANNUALLY
SMALL CAP GROWTH FUND                   ANNUALLY            ANNUALLY
INTERNATIONAL GROWTH
  EQUITY FUND                           ANNUALLY            ANNUALLY
INTERNATIONAL SELECT
  EQUITY FUND                           ANNUALLY            ANNUALLY

Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made may differ due to differences in the recognition of investment income and realized gains (losses) between financial statement amounts and amounts determined in accordance with federal income tax regulations. For the period ended March 31, 1995 distributions of $19,000 from the International Fixed Income Fund were in excess of financial statement net investment income, primarily due to differences in the recognition of foreign currency gains. For the period ended March 31, 1995, distributions of $932,000 from the International Growth Equity Fund exceeded financial statement net realized gains (losses) primarily due to the recognition of net realized losses in that Fund subsequent to the distribution.

j) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substan-tially all of their taxable income to their shareholders.

3. Investment Advisory and Other Agreements
Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the period ending September 30, 1995, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets. Northern Trust has also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented below:

                                  Annual       Advisory
                                 Advisory     Fees After        Expense
                                   Fees         Waivers       Limitations
                                 --------     ----------      -----------
MONEY MARKET FUND                  0.60%          0.35%          0.45%
U.S. GOVERNMENT MONEY
  MARKET FUND                      0.60%          0.35%          0.45%
MUNICIPAL MONEY MARKET FUND        0.60%          0.35%          0.45%
U.S. GOVERNMENT SELECT
  MONEY MARKET FUND                0.60%          0.20%          0.30%
CALIFORNIA MUNICIPAL
  MONEY MARKET FUND                0.60%          0.25%          0.35%
U.S. GOVERNMENT FUND               0.75%          0.75%          0.90%
FIXED INCOME FUND                  0.75%          0.75%          0.90%
INTERMEDIATE TAX-EXEMPT FUND       0.75%          0.70%          0.85%
TAX-EXEMPT FUND                    0.75%          0.70%          0.85%
INTERNATIONAL FIXED
  INCOME FUND                      0.90%          0.90%          1.15%
INCOME EQUITY FUND                 1.00%          0.85%          1.00%
GROWTH EQUITY FUND                 1.00%          0.85%          1.00%
SELECT EQUITY FUND                 1.20%          0.85%          1.00%
SMALL CAP GROWTH FUND              1.20%          0.85%          1.00%
INTERNATIONAL GROWTH
  EQUITY FUND                      1.20%          1.00%          1.25%
INTERNATIONAL SELECT
  EQUITY FUND                      1.20%          1.00%          1.25%

The Funds have entered into an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services. Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the period ending September 30, 1995, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations.

4. Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ending September 30, 1995 were as follows:
                                      Purchases                  Sales
                               -----------------------    -------------------
                                  U.S.                     U.S.
Amounts in thousands           Government       Other   Government  Other
--------------------           ----------      ------   ---------- -------
U.S. GOVERNMENT FUND            $106,809         $ -     $91,827      $ -
FIXED INCOME FUND                 62,788       8,860      50,802    5,134
INTERMEDIATE TAX-EXEMPT FUND           -     112,794           -  123,651
TAX-EXEMPT FUND                        -      54,294           -   58,701
INTERNATIONAL FIXED INCOME FUND      223       7,039         590    5,307
INCOME EQUITY FUND                     -       9,385           -    8,533
GROWTH EQUITY FUND                     -      73,966           -   40,401
SELECT EQUITY FUND                     -      17,060           -   11,811
SMALL CAP GROWTH FUND                  -      85,411           -   44,936
INTERNATIONAL GROWTH EQUITY FUND       -     171,029           -  128,573
INTERNATIONAL SELECT EQUITY FUND       -      65,168           -   52,727


At September 30, 1995, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and cost basis of securities were approximately as follows:


                                                                       Cost
                              Unrealized   Unrealized      Net       Basis of
Amounts in thousands         Appreciation Depreciation Appreciation Securities
---------------------        ------------ ------------ ------------ -----------
U.S. GOVERNMENT FUND            $1,643      $  152      $ 1,491     $131,418
FIXED INCOME FUND                2,125         294        1,831       86,813
INTERMEDIATE TAX-EXEMPT FUND     5,577          97        5,480      220,179
TAX-EXEMPT FUND                  2,980         237        2,743      118,391
INTERNATIONAL FIXED INCOME FUND    879          40          839       13,390
INCOME EQUITY FUND               3,794         816        2,978       41,826
GROWTH EQUITY FUND              26,261         979       25,282      142,314
SELECT EQUITY FUND               2,726         176        2,550       19,686
SMALL CAP GROWTH FUND           14,808       5,946        8,862      124,945
INTERNATIONAL GROWTH EQUITY FUND 7,651       5,879        1,772      153,300
INTERNATIONAL SELECT EQUITY FUND 5,606       3,618        1,988       81,592


At March 31, 1995, the Funds' most recent fiscal period end, the approximate capital loss carryforwards (in thousands), for federal income tax purposes were $197 for the U.S. Government Fund, $236 for the Fixed Income Fund, $213 for the Intermediate Tax-Exempt Fund, $156 for the Tax-Exempt Fund, $37 for the International Fixed Income Fund, $38 for the Income Equity Fund, $1,069 for the Growth Equity Fund, $83 for the Select Equity Fund, $145 for the Small Cap Growth Fund and $898 for the International Select Equity Fund. These capital loss carryforwards are available to offset future capital gains and, if not used, expire in the year 2003. The International Growth Equity Fund had no capital loss carryforwards at March 31, 1995.


5. Capital Share Transactions
Transactions of shares of the Funds for the six months ending September 30, 1995 were as follows:


                                                                       Net
                                         Reinvestment               Increase
Amounts in thousands              Sold   of Dividends   Redeemed   (Decrease)
--------------------             ------  ------------   --------     -------
U.S. GOVERNMENT FUND             2,062         9          585         1,486
FIXED INCOME FUND                2,667        35          733         1,969
INTERMEDIATE TAX-EXEMPT FUND     2,123         8        1,978           153
TAX-EXEMPT FUND                    973         4        1,075          (98)
INTERNATIONAL FIXED INCOME FUND    321         5          172           154
INCOME EQUITY FUND                 710         3          313           400
GROWTH EQUITY FUND               3,688         8          707         2,989
SELECT EQUITY FUND                 586         -          186           400
SMALL CAP GROWTH FUND            3,895         -          331         3,564
INTERNATIONAL GROWTH EQUITY FUND 5,012         -        1,052         3,960
INTERNATIONAL SELECT EQUITY FUND 1,357         -          439           918


Transactions of shares of the Funds for the period ending March 31, 1995 were as follows:


                                        Reinvestment                  Net
Amounts in thousands              Sold  of Dividends   Redeemed    Increase
---------------------            ------ ------------   --------    --------
U.S. GOVERNMENT FUND             13,876        9        2,050        11,835
FIXED INCOME FUND                 8,126       13        1,396         6,743
INTERMEDIATE TAX-EXEMPT FUND     29,847       11        7,797        22,061
TAX-EXEMPT FUND                  15,920        7        4,149        11,778
INTERNATIONAL FIXED INCOME FUND   1,291        1           68         1,224
INCOME EQUITY FUND                4,811        1          897         3,915
GROWTH EQUITY FUND               11,656        3          995        10,664
SELECT EQUITY FUND                1,810        2          415         1,397
SMALL CAP GROWTH FUND             8,723        2        1,044         7,681
INTERNATIONAL GROWTH EQUITY FUND 13,111       90        1,273        11,928
INTERNATIONAL SELECT EQUITY FUND  9,029        2        1,673         7,358


This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Copyright 1995 Sunstone Financial Group, Inc., Distributor

Northern Funds
P.O. Box 75986
Chicago, IL 60690-6319
1-800-595-9111